          As filed with the Securities and Exchange Commission on April 28, 2008
                                                             File Nos. 033-64947
                                                                        811-7451

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 15

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 32

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                      601 CONGRESS STREET, BOSTON, MA 02210
         (Complete address of depositor's principal executive offices)

       Depositor's Telephone Number, Including Area Code: (617) 663-3192

                            ------------------------

                            THOMAS J. LOFTUS, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               601 CONGRESS STREET
                              BOSTON, MA 02210-2805
                (Name and complete address of agent for service)

                            ------------------------
                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                            ------------------------

It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 28, 2008 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on___, 2007 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                                 Prospectus dated April 28, 2008


                               (JOHN HANCOCK LOGO)
                             JOHN HANCOCK ANNUITIES

                          Declaration Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                       Revolution Extra Variable Annuity**
                        Revolution Value Variable Annuity

                           PREVIOUSLY ISSUED CONTRACTS


This Prospectus describes interests in the deferred Purchase Payment Variable Annuity Contracts listed above that were previously issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("John Hancock"). These Contracts are no longer offered for sale, however, you may make Additional Purchase Payments as permitted under your Contract. In this Prospectus, we refer to John Hancock Variable Life Insurance Company as "JHVLICO," "we," "us," "our," or "the Company." You, the Contract Owner, should refer to the first page of your Contract, to determine which of the above Contracts you purchased.



This Prospectus describes the variable portion of the Contracts to which you may allocate Additional Purchase Payments, to the extent permitted by your Contract. If you do, your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments will vary according to the investment performance of the applicable Sub-Accounts of the JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF ("Separate Account"). Each Sub-Account invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. Certain Variable Investment Options may not be available under a Contract.



JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
Blue Chip Growth Trust(1)
Capital Appreciation Trust(1)
Equity-Income Trust(1)
Financial Services Trust
Global Bond Trust(1)


JOHN HANCOCK TRUST
Health Sciences Trust(2)
High Yield Trust(1)
International Equity Index Trust B(1)
Managed Trust(1)
Mid Cap Index Trust(2)
Mid Cap Stock Trust(2)
Mid Value Trust(1)


JOHN HANCOCK TRUST
Money Market Trust B
Optimized All Cap Trust
(formerly "Growth & Income Trust")
Overseas Equity Trust
Real Estate Securities Trust(1)
Short-Term Bond Trust(1)



JOHN HANCOCK TRUST
Small Cap Growth Trust
Small Cap Index Trust(2)
Small Cap Value Trust(2)
Total Bond Market Trust
(formerly "Bond Index Trust B")(1)
Total Return Trust(2)
Total Stock Market Index Trust(2)


(1) Available on Revolution Access, Revolution Extra, Revolution Value Variable Annuities and Patriot Variable Annuity Contracts only

(2) Available on Revolution Access, Revolution Extra, Revolution Value Variable Annuity Contracts only

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

** If you purchased a Revolution Extra Contract, we will add an "Extra Credit" of at least 3.5% of each Purchase Payment that you make under that Contract. Because of this feature, the withdrawal charge applicable to certain withdrawals of Contract Value may be higher than those imposed under Contracts without an "Extra Credit" or "bonus" feature. The amount of the Extra Credit may be more than offset by the withdrawal charge if you prematurely "surrender" or otherwise withdraw money in excess of the free withdrawal amounts while this charge is in effect.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


 ANNUITIES SERVICE CENTER     MAILING ADDRESS
   164 Corporate Drive      Post Office Box 9507
Portsmouth, NH 03801-6815      Portsmouth, NH
      (800) 824-0335             03802-9507
                            www.jhannuities.com

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS .............................................     1
II. OVERVIEW .............................................................     3
III. FEE TABLES ..........................................................     4
   EXAMPLES ..............................................................     5
   PORTFOLIOS ............................................................     6
IV. BASIC INFORMATION ....................................................     8
   WHAT IS THE CONTRACT? .................................................     8
   WHO OWNS THE CONTRACT? ................................................     8
   IS THE OWNER ALSO THE ANNUITANT? ......................................     8
   HOW CAN I INVEST MONEY IN A CONTRACT? .................................     8
      Purchase Payments ..................................................     8
      Initial Purchase Payment ...........................................     8
      Issue Date and Contract Year .......................................     9
      Limits on Purchase Payments ........................................     9
      Ways to Make Additional Purchase Payments ..........................     9
      Additional Purchase Payments by Wire ...............................     9
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER
      TIME? ..............................................................     9
      Variable Investment Options ........................................     9
      Fixed Investment Options ...........................................     9
      Extra Credit Feature ...............................................    10
   WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE? ......................    10
   TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE
      CONTRACTS? .........................................................    10
      State Law Insurance Requirements ...................................    10
      Variations in Charges or Rates .....................................    10
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT? ...................    10
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS? ................    11
      Allocation of Purchase Payments ....................................    11
      Transfers Among Investment Options .................................    11
      Procedure for Transferring Your Assets .............................    12
      Telephone and Facsimile Transactions ...............................    12
      Electronic Information .............................................    13
      Dollar Cost Averaging Programs .....................................    13
      Strategic Rebalancing ..............................................    13
   WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT? ..............    14
      Asset-Based Charges ................................................    14
      Annual Contract Fee ................................................    14
      Premium Taxes ......................................................    15
      Withdrawal Charge ..................................................    15
      Other Charges ......................................................    16
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT? ............................    17
      Surrenders and Partial Withdrawals .................................    17
      Nursing Home Waiver of Withdrawal Charge ...........................    17
      Waiver of Withdrawal Charge Rider ..................................    18
      Systematic Withdrawal Plan .........................................    18
      Telephone Withdrawals ..............................................    18
   WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S
      MATURITY DATE? .....................................................    19
      Death Benefits -- In General .......................................    19
      Distribution Requirements Following Death of Owner .................    19
      Death Benefits Following Death of Annuitant ........................    20
      Standard Death Benefit .............................................    20
      Enhanced Death Benefit Riders ......................................    20
      Calculation and Payment of Death Benefit Value .....................    20
   WHAT OTHER OPTIONAL BENEFITS MAY HAVE BEEN AVAILABLE TO ME UNDER A
      CONTRACT? ..........................................................    21
      Accumulated Value Enhancement Benefit ..............................    21
      Guaranteed Retirement Income Benefit ...............................    21
   CAN I RETURN MY CONTRACT? .............................................    22
V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT AND THE PORTFOLIOS .    23
   THE COMPANY ...........................................................    23
   THE SEPARATE ACCOUNT ..................................................    23
   THE PORTFOLIOS ........................................................    24
VI. FIXED INVESTMENT OPTIONS .............................................    28
   HOW THE FIXED INVESTMENT OPTIONS WORK .................................    28
   GUARANTEED INTEREST RATES .............................................    28
   CALCULATION OF MARKET VALUE ADJUSTMENT ("MVA") ........................    28
   WHAT ADDITIONAL GUARANTEE APPLIES TO THE FIXED INVESTMENT OPTIONS
      UNDER MY CONTRACT? .................................................    29
VII. THE ACCUMULATION PERIOD..............................................    31
   YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS .........................    31
   VALUATION OF ACCUMULATION UNITS .......................................    31
   YOUR VALUE IN THE FIXED INVESTMENT OPTIONS ............................    31
VIII. THE ANNUITY PERIOD .................................................    32
   MATURITY DATE .........................................................    32
   CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS ...........................    32
   SELECTING AN ANNUITY OPTION ...........................................    32
   VARIABLE MONTHLY ANNUITY PAYMENTS .....................................    32
   ASSUMED INVESTMENT RATE ...............................................    33
   TRANSFERS DURING THE ANNUITY PERIOD ...................................    33
   FIXED MONTHLY ANNUITY PAYMENTS ........................................    33
   ANNUITY OPTIONS .......................................................    33
IX. VARIABLE INVESTMENT OPTION VALUATION PROCEDURES ......................    34
X.  FEDERAL TAX MATTERS ..................................................    35
   INTRODUCTION ..........................................................    35
   OUR TAX STATUS ........................................................    35
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ..........................    35
   NON-QUALIFIED CONTRACTS ...............................................    35
   QUALIFIED CONTRACTS ...................................................    38
   SEE YOUR OWN TAX ADVISER ..............................................    41
XI. PERFORMANCE INFORMATION ..............................................    42
XII. REPORTS .............................................................    42
XIII. VOTING PRIVILEGES ..................................................    42
XIV. CERTAIN CHANGES .....................................................    43
   CHANGES TO THE SEPARATE ACCOUNT .......................................    43
   VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES ...................    43
XV. DISTRIBUTION OF CONTRACTS ............................................    44
APPENDIX A: DETAILS ABOUT OUR FIXED INVESTMENT OPTIONS ...................   A-1
APPENDIX B: EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS ...................   B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS .............................   C-1
APPENDIX D: EXAMPLES OF EARNINGS ENHANCEMENT DEATH BENEFIT CALCULATION ...   D-1
APPENDIX E: QUALIFIED PLAN TYPES .........................................   E-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES ...............................   U-1

We provide additional information about the Contract and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in the Statement of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contracts and the Separate Account. We list the Table of Contents of the Statement of Additional Information below.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
Statement of Additional Information
Table of Contents



                                                                     page of SAI
                                                                     -----------
Services .........................................................         3
Calculation of Performance Data ..................................         6
Other Performance Information ....................................         8
Calculation of Annuity Payments ..................................         8
Additional Information About Determining Unit Values .............         9
Purchases and Redemptions of Portfolio Shares ....................        10
The Separate Account .............................................        10
Delay of Certain Payments ........................................        11
Liability for Telephone Transfers ................................        11
Voting Privileges ................................................        11
Legal and Regulatory Matters .....................................        12
Financial Statements .............................................        13

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.


ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.



ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Annuity Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, NH 03801-6815.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY PERIOD: The period when we make annuity payments to you following the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract. The Beneficiary is as specified in the application, unless changed.


BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading of the New York Stock Exchange, which generally is 4:00 pm Eastern Time.


CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock Variable Life Insurance Company.

CONTRACT: The Variable Annuity Contracts described by this Prospectus.


CONTRACT ANNIVERSARY: The anniversary of the date the Contract was issued.



CONTRACT VALUE: The total of the Investment Account values attributable to the Contract.


CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

GENERAL ACCOUNT: All of the Company's assets other than assets in its Separate Account or any other separate account that it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners. We refer to the Variable Investment Options and the Fixed Investment Option together as Investment Options.

JHVLICO: John Hancock Variable Life Insurance Company.

MATURITY  DATE:  The date on which we  begin  to make  annuity  payments  to the
Annuitant.   The   Maturity   Date  is  the  date   specified  on  the  Contract
specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract on the Maturity Date.



Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


PROSPECTUS: This Prospectus that describes interests in a Contract.


PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.


QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.


QUALIFIED  PLAN: A retirement  plan that receives  favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may have elected for an additional charge.



SEPARATE ACCOUNT: John Hancock Variable Annuity Account JF. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.



SUB-ACCOUNT: A Sub-Account of the Separate Account. Each Sub-Account invests in shares of a specific Portfolio.


SURRENDER VALUE: The total value of a Contract, after any market value adjustment, minus the annual Contract fee, any applicable premium tax, and any applicable Rider charges, and any withdrawal charges (if applicable). We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuities Service Center.

VARIABLE   ANNUITY:   An  Annuity  Option  with  payments  which:  (1)  are  not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.


VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of the Separate Account that invests in shares of a specific Portfolio.



WITHDRAWAL AMOUNT: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax, proportional share of administrative fee and market value adjustment, to process a withdrawal.

                                  II. Overview

This is the Prospectus -- it is not any Contract. The Prospectus simplifies many Contract provisions to better communicate a Contract's essential features. Your rights and obligations under the Contracts will be determined by the language of a Contract itself. On request, we will provide the form of Contract for you to review. Please read your Contract and keep it for future reference.


The Contracts described in this Prospectus are no longer offered for sale; however, you may make Additional Purchase Payments as permitted under your Contract. This Prospectus contains information that you should know before you exercise any of your rights under the Contract.


Prospectuses for Contracts often undergo certain changes in their terms from year to year to reflect changes in the Contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under a Contract, the alteration of administrative procedures and changes in the Investment Options available. Any such change may or may not apply to Contracts issued prior to the effective date of the change. This Prospectus reflects the status of the product as of the date of this Prospectus. This Prospectus contains information about other products. Therefore, this Prospectus may contain information that is inapplicable to your Contract. You should consult your Contract to verify whether any particular provision applies to you and whether you may elect any particular Investment Option.

The Variable Investment Options shown on the first page of this Prospectus are those available under the Contracts described in this Prospectus as of the date of this Prospectus. There may be Variable Investment Options that are not available to you. We may add, modify or delete Variable Investment Options in the future.


When you select one or more of these Variable Investment Options, we invest your money in NAV shares of a corresponding Portfolio of the John Hancock Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the SEC. The investment results of each Variable Investment Option you select will depend on those of the corresponding Portfolios of the Trust. Each of the Portfolios is separately managed and has its own investment objective and strategies. The Trust prospectus contains detailed information about each available Portfolio. Be sure to read that prospectus before selecting any of the Variable Investment Options.


For amounts you don't wish to invest in a Variable Investment Option, you may be able to invest these amounts in a currently offered Fixed Investment Option if permitted by your local jurisdiction. We invest the assets allocated to a Fixed Investment Option in our General Account and they earn interest at a fixed rate, declared by us, subject to a minimum rate stated in your Contract. If you remove money from any Fixed Investment Option prior to its expiration, however, we may increase or decrease your Contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that Fixed Investment Option. This is known as a "market value adjustment."


In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


We refer to the Variable Investment Options and any available Fixed Investment Option together as Investment Options.

The annuity described in this Prospectus may be sold on a group basis. If you purchase the annuity under a group contract, you will be issued a group certificate. If that is the case, the word "Contract" as used in this Prospectus should be interpreted as meaning the certificate issued to you under the group contract.

The Contracts are not available in all states. Certain features of the Contracts, including optional benefit Riders, may not have been available or may have been modified for Contracts issued in various states. YOU SHOULD REVIEW YOUR CONTRACT, OR CONTACT THE ANNUITIES SERVICE CENTER, FOR ADDITIONAL INFORMATION. You should disregard all references in the Prospectus to benefits that are NOT available in your state.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                                 III. Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Contract. The first table describes the charges that you paid at the time that you bought the Contract as well as the charges you will pay when you surrender the Contract, or transfer account value between Investment Options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION  DECLARATION          PATRIOT              REVOLUTION ACCESS  REVOLUTION EXTRA     REVOLUTION VALUE
EXPENSES(1)                 VARIABLE ANNUITY     VARIABLE ANNUITY     VARIABLE ANNUITY   VARIABLE ANNUITY     VARIABLE ANNUITY
--------------------------  -------------------  -------------------  -----------------  -------------------  -------------------
Maximum Withdrawal Charge   6% for the 1st year  6% for the 1st year  None               7% for the 1st year  7% for the 1st year
(as % of amount withdrawn   6% for the 2nd year  6% for the 2nd year                     7% for the 2nd year  6% for the 2nd year
or surrendered) (2)         5% for the 3rd year  5% for the 3rd year                     7% for the 3rd year  5% for the 3rd year
                            5% for the 4th year  5% for the 4th year                     7% for the 4th year  4% for the 4th year
                            4% for the 5th year  4% for the 5th year                     6% for the 5th year  3% for the 5th year
                            3% for the 6th year  3% for the 6th year                     5% for the 6th year  2% for the 6th year
                            2% for the 7th year  2% for the 7th year                     4% for the 7th year  1% for the 7th year
                            0% thereafter        0% thereafter                           0% thereafter        0% thereafter
--------------------------  -------------------  -------------------  -----------------  -------------------  -------------------
Maximum transfer charge(3)  $25                  N/A                  $25                $25                  $25
--------------------------  -------------------  -------------------  -----------------  -------------------  -------------------

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment.

(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

(3) This charge is not currently imposed, but we reserve the right to do so in the Contract. If we do, it will be taken upon each transfer into or out of any Investment Option beyond an annual limit of not less than 12.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE PORTFOLIO LEVEL.


                                                                REVOLUTION       REVOLUTION       REVOLUTION
                                  DECLARATION      PATRIOT        ACCESS           EXTRA            VALUE
                                    VARIABLE      VARIABLE       VARIABLE         VARIABLE         VARIABLE
                                    ANNUITY        ANNUITY        ANNUITY          ANNUITY          ANNUITY
                                  -----------   -----------   --------------   --------------   --------------
Maximum Annual Contract Fee(4)       $  50        $  50           $  50            $  50           $  50
Current Annual Contract Fee (5)      $  30        $  30           $  30            $  30           $  30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (6)
(Contracts with initial Purchase Payment less than $250,000)
Asset-Based Charge                    1.25%        1.25%           1.25%            1.25%           1.25%
(Contracts with initial Purchase Payment greater than $250,000)
Asset-Based Charge                    1.00%        1.00%           1.25%            1.25%           1.25%
OPTIONAL BENEFIT RIDER CHARGES(7)  (AS A PERCENTAGE OF YOUR CONTRACT'S TOTAL VALUE UNLESS OTHERWISE STATED)
Accidental Death Benefit Rider     0.10%           0.10%      Not Offered      Not Offered      Not Offered
Accumulated Value Enhance-ment    Not Offered   Not Offered   Maximum: 1.00%   Maximum: 1.00%   Maximum: 1.00%
("CARESolutions Plus") Rider(8)                               Current: 0.40%   Current: 0.35%   Current: 0.35%
(as a percentage of your initial
Purchase Payment)
Earnings Enhancement              Not Offered   Not Offered        0.25%            0.25%           0.25%
("Beneficiary Tax Relief") Death
Benefit Rider
Enhanced "Stepped Up" Death           0.15%        0.15%      Not Offered      Not Offered      Not Offered
Benefit Rider
Enhanced Death Benefit Rider(9)   Not Offered   Not Offered        0.25%            0.25%           0.25%
Guaranteed Retirement Income      Not Offered   Not Offered        0.30%            0.30%           0.30%
Benefit Rider (10)
Nursing Home Waiver (10)              0.05%        0.05%      Not Offered      Not Offered      Not Offered
Waiver of Withdrawal Charge       Not Offered   Not Offered   Not Offered           0.10%           0.10%
("CARESolutions") Rider(11)

(4) This charge is not currently imposed and would only apply to Declaration and Patriot Contracts of less than $10,000; and Revolution Access, Revolution Extra, and Revolution Value Contracts of less than $50,000.

(5) This charge applies only to Declaration and Patriot Contracts of less than $10,000; and Revolution Access, Revolution Extra, and Revolution Value Variable Annuities Contracts of less than $50,000. It is taken at the end of each Contract Year but, if you surrender a Contract before then, it will be taken at the time of surrender.

(6) This charge only applies to that portion of account value held in the Variable Investment Options. The charge does not apply to amounts in the Fixed Investment Options. For Revolution Access, Revolution Extra and Revolution Value Variable Annuities Contracts, the charge does not apply to the guarantee rate account under our dollar-cost averaging value program.

(7) Charges for optional benefit Riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.

(8) This Rider is available only if you purchased the Waiver of Withdrawal Charge Rider as well. We do not currently impose the maximum charge shown, but reserve the right to do so on a uniform basis for all Accumulated Value Enhancement Riders issued in the same state.

(9) In certain states (and for Riders issued prior to May 1, 2002), the rate for Enhanced Death Benefit Rider may be lower than the amount shown.

(10) This Rider is not available for Contracts issued after April 30, 2004.

(11) as a percentage of that portion of your Contrac"s total value attributable to Purchase Payments that are still subject to withdrawal charges


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES       MINIMUM   MAXIMUM
-----------------------------------------       -------   -------
Range of expenses that are deducted from
Portfolio assets, including management fees,
and other expenses                               0.25%     1.14%


EXAMPLES


The following two examples are intended to help you compare the cost of investing in Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.



The first example assumes that you invest $10,000 in a Contract with all the optional benefit Riders that may have been available. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                MAXIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES



DECLARATION VARIABLE ANNUITY WITH:              1 YEAR   3 YEARS   5 YEARS   10 YEARS
   Enhanced "stepped-up" Death Benefit Rider;
      Accidental Death Benefit Rider;
      and  Nursing Home Waiver Rider
   If you surrender the Contract at the end
      of the applicable time period:            $  815   $ 1,290   $ 1,793   $  3,046

   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                              $  275   $   843   $ 1,437   $  3,046

PATRIOT PREFERRED VARIABLE ANNUITY WITH:        1 YEAR   3 YEARS   5 YEARS   10 YEARS
   Enhanced "stepped-up" Death Benefit Rider;
      Accidental Death Benefit Rider;
      and  Nursing Home Waiver Rider
   If you surrender the Contract at the
      end of the applicable time period:        $  813   $ 1,286   $ 1,787   $  3,033

   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                              $273     $   839   $ 1,431   $  3,033

REVOLUTION ACCESS VARIABLE ANNUITY WITH:        1 YEAR   3 YEARS   5 YEARS   10 YEARS
   Enhanced Death Benefit Rider
   Earnings Enhancement Death Benefit Rider
      Accumulated Value Enhancement Rider;
      and Guaranteed Retirement Income
      Benefit Rider
   If you surrender the Contract at the end
      of the applicable time period:            $  423   $ 1,278   $ 2,143   $  4,354

   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                              $  423   $ 1,278   $ 2,143   $  4,354

REVOLUTION EXTRA VARIABLE ANNUITY WITH:         1 YEAR   3 YEARS   5 YEARS   10 YEARS
   Waiver of Withdrawal Charge Rider;
   Enhanced Death Benefit Rider;
   Earnings Enhancement Death Benefit Rider;
      Accumulated Value Enhancement Rider;
      and Guaranteed Retirement Income
      Benefit Rider
   If you surrender the Contract at the end
      of the applicable time period:            $1,064   $ 1,938   $ 2,732   $  4,447

   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                              $  434   $ 1,309   $ 2,193   $  4,447

REVOLUTION VALUE VARIABLE ANNUITY WITH:         1 YEAR   3 YEARS   5 YEARS   10 YEARS
   waiver of Withdrawal Charge Rider;
   Enhanced Death Benefit Rider;
   Earnings Enhancement Death Benefit Rider;
      Accumulated Value Enhancement Rider;
      and Guaranteed Retirement Income
      Benefit Rider.
   If you surrender the Contract at the end
      of the applicable time period:            $1,063   $ 1,755   $ 2,456   $  4,436

   If you annuitize, or do not surrender the
      Contract at the end of the applicable
      time period:                              $  433   $ 1,305   $ 2,187   $  4,436

The next example assumes that you invest $10,000 in a Contract with no optional benefit riders for the time periods indicated. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                MINIMUM PORTFOLIO LEVEL TOTAL OPERATING EXPENSES


DECLARATION VARIABLE ANNUITY                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------                         ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $695      $929     $1,187    $1,820
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $155      $482     $  833    $1,820

PATRIOT VARIABLE ANNUITY                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------                             ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $695      $926     $1,183    $1,811
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $155      $480     $  828    $1,811

REVOLUTION ACCESS VARIABLE ANNUITY                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------                             ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $155      $480      $828     $1,811
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $155      $480      $828     $1,811

REVOLUTION EXTRA VARIABLE ANNUITY                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------                             ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $785     $1,107    $1,362    $1,817
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $155     $  482    $  831    $1,817

REVOLUTION VALUE VARIABLE ANNUITY                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------                             ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $784      $925     $1,092    $1,808
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $154      $479     $  827    $1,808


The following table describes the operating expenses for each Portfolio, as a percentage of the Portfolio's average net assets for the fiscal year ending December 31, 2006. More detail concerning each Portfolio's fees and expenses is contained in the Portfolio's prospectus and in the notes following the table.



All of the Portfolios shown in the table are NAV class shares that are not subject to Rule 12b-1 fees. These NAV class shares commenced operations on April 29, 2005. These NAV class shares of a Portfolio are based upon the expense ratios of the Portfolio's Series I shares for the year ended December 31, 2006 (adjusted to reflect the absence of any Rule 12b-1 fee applicable to the NAV shares).



                                                                        ACQUIRED
                                                                       PORTFOLIO      TOTAL       CONTRACTUAL    NET PORTFOLIO
                                  MANAGEMENT                  OTHER     FEES AND    OPERATING       EXPENSE        OPERATING
PORTFOLIOS                           FEES      12B-1 FEES   EXPENSES    EXPENSES   EXPENSES(1)   REIMBURSEMENT      EXPENSES
----------                        ----------   ----------   --------   ---------   -----------   -------------   -------------
JOHN HANCOCK TRUST (NAV):
500 INDEX B(2)                       0.46%        0.00%       0.03%      0.00%        0.49%          0.24%           0.25%
ACTIVE BOND(3)                       0.60%        0.00%       0.03%      0.00%        0.63%          0.00%           0.63%
BLUE CHIP GROWTH(3),(4)              0.81%        0.00%       0.02%      0.00%        0.83%          0.00%           0.83%
CAPITAL APPRECIATION(3)              0.73%        0.00%       0.04%      0.00%        0.77%          0.00%           0.77%
EQUITY-INCOME(3),(4)                 0.81%        0.00%       0.03%      0.00%        0.84%          0.00%           0.84%
FINANCIAL SERVICES(3)                0.81%        0.00%       0.05%      0.00%        0.86%          0.00%           0.86%
GLOBAL BOND(3)                       0.70%        0.00%       0.11%      0.00%        0.81%          0.00%           0.81%
HEALTH SCIENCES(3),(4)               1.05%        0.00%       0.09%      0.00%        1.14%          0.00%           1.14%
HIGH YIELD(3)                        0.66%        0.00%       0.04%      0.00%        0.70%          0.00%           0.70%
INTERNATIONAL EQUITY INDEX B(2)      0.53%        0.00%       0.04%      0.01%        0.58%          0.23%           0.35%
MANAGED(3)                           0.69%        0.00%       0.02%      0.00%        0.71%          0.00%           0.71%
MID CAP INDEX(3),(6)                 0.47%        0.00%       0.03%      0.00%        0.50%          0.01%           0.49%
MID CAP STOCK(3)                     0.84%        0.00%       0.05%      0.00%        0.89%          0.01%           0.88%
MID VALUE(3),(4)                     0.97%        0.00%       0.07%      0.00%        1.04%          0.00%           1.04%
MONEY MARKET B(2)                    0.50%        0.00%       0.01%      0.00%        0.51%          0.23%           0.28%
OPTIMIZED ALL CAP(3)
   (formerly "Growth & Income")      0.71%        0.00%       0.04%      0.00%        0.75%          0.00%           0.75%
OVERSEAS EQUITY(3)                   0.97%        0.00%       0.14%      0.00%        1.11%          0.00%           1.11%
REAL ESTATE SECURITIES(3)            0.70%        0.00%       0.03%      0.00%        0.73%          0.00%           0.73%
SHORT-TERM BOND(3)                   0.58%        0.00%       0.02%      0.00%        0.60%          0.00%           0.60%
SMALL CAP GROWTH(3)                  1.07%        0.00%       0.06%      0.00%        1.13%          0.01%           1.12%

                                                                        ACQUIRED
                                                                       PORTFOLIO      TOTAL       CONTRACTUAL    NET PORTFOLIO
                                  MANAGEMENT                  OTHER     FEES AND    OPERATING       EXPENSE        OPERATING
PORTFOLIOS                           FEES      12B-1 FEES   EXPENSES    EXPENSES   EXPENSES(1)   REIMBURSEMENT      EXPENSES
----------                        ----------   ----------   --------   ---------   -----------   -------------   -------------
SMALL CAP INDEX(3),(6)               0.48%        0.00%       0.03%      0.00%        0.51%          0.00%           0.51%
SMALL CAP VALUE(3)                   1.06%        0.00%       0.05%      0.00%        1.11%          0.00%           1.11%
TOTAL BOND MARKET
TRUST B(2)
(formerly "Bond Index Trust B")      0.47%        0.00%       0.06%      0.00%        0.53%          0.28%           0.25%
TOTAL RETURN(3),(5),(7)              0.69%        0.00%       0.06%      0.00%        0.75%          0.00%           0.75%
TOTAL STOCK MARKET INDEX(3),(6)      0.48%        0.00%       0.04%      0.00%        0.52%          0.01%           0.51%


FOOTNOTES TO EXPENSE TABLE:


(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (each, an "Acquired Portfolio"). The Total Portfolio Annual Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.



(2) JHT sells shares of these Portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Portfolio is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the rate of the Portfolio's Operating Expenses does not exceed its "Net Portfolio Operating Expenses" as listed in the table above. A Portfolio's "Total Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Portfolio not incurred in the ordinary course of the Portfolio's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Portfolio will remain in effect until May 1, 2009 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.



(3) Effective January 1, 2006, the Adviser has contractually agreed to waive its management fee for certain Portfolios or otherwise reimburse the expenses of those Portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. The Reimbursement will remain in effect until May 1, 2009.



(4) T. Rowe Price has voluntarily agreed to waive a portion of its Subadvisory Fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, and Mid Value Trust. This waiver is based on the combined average daily net assets of these Portfolios, other JHT Portfolios, and certain funds of John Hancock Funds II (collectively, the "T. Rowe Portfolios"). Based on the combined average daily net assets of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) as of November 1, 2006 is as follows: 0.00% for the First $750 million, 5.0% for the Next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Portfolio by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T. Rowe Price or the Adviser.



(5) "Other Expenses" reflect the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.



(6) The Adviser has agreed to reduce its advisory fee for a class of shares of the Portfolio in an amount equal to the amount by which the Expenses of such class of the Portfolio exceed the Expense Limit (as a percentage of the average annual net assets of the Portfolio attributable to the class) of 0.05% and, if necessary, to remit to that class of the Portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.



(7) The advisory fees rate shown reflects the new tier schedule that is currently in place.

                              IV. Basic Information

WHAT IS THE CONTRACT?

Each of the five (5) contacts listed on the first page of this Prospectus are deferred purchase payment variable annuity contracts. An "annuity contract" provides a person (known as the "Annuitant" or "payee") with a series of periodic payments. Because this Contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the Contract's Maturity Date. Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the Variable Investment Options chosen. If your annuity is provided under a master group contract, the term "Contract" as used in this Prospectus refers to the certificate you will be issued and not to the master group contract.

WHO OWNS THE CONTRACT?

That's up to you. Unless the Contract provides otherwise, the Owner of the Contract is the person who can exercise the rights under the Contract, such as the right to choose the Investment Options or the right to surrender the Contract. In many cases, the person who bought the Contract is the Owner. However, you are free to name another person or entity (such as a trust) as Owner. In writing this Prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a Contract has joint Owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the Annuitant and the Owner of a Contract. The Annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the Annuitant receives payments from us under any Annuity Option that commences during the Annuitant's lifetime. We may permit you to name another person as Annuitant or joint Annuitant if that person meets our underwriting standards. We may also permit you to name as joint Annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

Purchase Payments


We call the investments you make in your Contract Payments or Purchase Payments. The Contracts described in this Prospectus are no longer available for sale; however, the minimum initial Purchase Payment requirements for the Contracts are outlined in the table below, along with the minimum Purchase Payment for each Additional Purchase Payment into the Contracts. If you purchased your Contract through the automatic investment plan, different minimums may apply. If your Contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more Additional Purchase Payments to keep the Contract in force.



                                              MINIMUM
                                              DIRECT
                     MINIMUM    MINIMUM       DEPOSIT
                     INITIAL   ADDITIONAL   ADDITIONAL
                    PURCHASE    PURCHASE     PURCHASE
CONTRACT             PAYMENT    PAYMENT       PAYMENT
--------            --------   ----------   ----------
Declaration          $ 1,000      $500         $100
Patriot              $ 1,000      $500         $100
Revolution Access    $25,000      $200         $100
Revolution Extra     $10,000      $200         $100
Revolution Value     $ 5,000      $200         $100


Initial Purchase Payment

When we received your initial Purchase Payment and all necessary information, we issued your Contract and invested your initial Purchase Payment. If the information was not in good order, we contacted you to get the necessary information. If for some reason, we were unable to complete this process within 5 Business Days, we either sent back your money or got your permission to keep it until we received all of the necessary information.

In certain situations, we may have issued a Contract upon receiving the order of your broker-dealer or financial institution but delayed the effectiveness of the Contract until we received your signed application. In those situations, if we did not receive your signed application within our required time period, we deemed the Contract void from the beginning and returned your Purchase Payment. We may not have issued a Contract if any proposed Owner or Annuitant was older than age 84. We may also have limited your ability to purchase multiple Contracts on the same Annuitants or Owners. We may, however, have waived either of these underwriting limits.

Issue Date and Contract Year

We measure the years and anniversaries of your Contract from its date of issue. We use the term Contract Year to refer to each period of time between anniversaries of your Contract's date of issue. We did not issue a Contract if the proposed Annuitant was older than age 84.

Limits on Purchase Payments

You can make Purchase Payments of up to $1,000,000 in any one Contract Year. The total of all new Purchase Payments and transfers that you may allocate to any one Variable Investment Option or Fixed Investment Option, in any one Contract Year may not exceed $1,000,000. While the Annuitant is alive and the Contract is in force, you can make Purchase Payments at any time before the Maturity Date until the age limit shown below:

                                         YOU MAY NOT MAKE ANY PURCHASE
IF YOUR CONTRACT IS USED TO FUND   PAYMENTS AFTER THE ANNUITANT REACHES AGE
--------------------------------   ----------------------------------------
A Qualified Plan                                    70 1/2 (1)
A Non-Qualified plan                                85 (2)

(1)  except for a Roth IRA, which has no age limit

(2)  84 1/2 for Declaration Variable Annuity

Ways to Make Additional Purchase Payments

Additional Purchase Payments made by check or money order should be:

     -    drawn on a U.S. bank;

     -    drawn in U.S. dollars; and

     -    made payable to "John Hancock" and sent to the Annuities Service
          Center.


We credit any Additional Purchase Payments to your Contract at the close of the Business Day in which we receive them at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern Time. If we receive an Additional Purchase Payment after the close of a Business Day, we will credit it to your Contract on the next Business Day.


We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements. Additional Purchase Payments should be sent to the Annuities Service Center at the address shown on the cover of this Prospectus. You can find information about other methods of making Purchase Payments by contacting us.

Additional Purchase Payments by Wire


You may transmit Additional Purchase Payments by wire through your bank to our bank, as long as you provide appropriate instructions with the transmittal to identify your Contract, and the selected Investment Options (unless you have provided us with standing allocation instructions). Information about our bank, our account number, and the ABA routing number may be obtained from the Annuities Service Center. Banks may charge a fee for wire services.



If your wire order is complete, we will invest the Additional Purchase Payment in your selected Investment Options as of the day we received the wire order. If the wire order is incomplete for an identified Contract, we will immediately return it.


HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

Variable Investment Options


Prior to a Contract's Maturity Date, the amount you've invested in any Variable Investment Option will increase or decrease based upon the investment experience of the corresponding Portfolio. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Portfolio directly and reinvested all Portfolio dividends and distributions in additional shares.



Like a regular mutual fund, each Portfolio deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the Contract. These charges reduce your investment performance and the amount we credit to your Contract in any Variable Investment Option. We describe these charges below under "What Fees and Charges will be Deducted From My Contract?".


Fixed Investment Options

The amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. In states where approved, we currently make available various Fixed Investment Options with durations of up to five years, and we may make one or more additional Fixed Investment Options available for Contracts issued before September 30, 2002. As long as you keep your money in a Fixed Investment Option until its expiration date, we bear all the investment risk on that money.

However, if you prematurely transfer, "surrender" or otherwise withdraw money from a Fixed Investment Option we will increase or reduce the remaining value in your Contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that Fixed Investment Option. This "market value adjustment" (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of Market Value Adjustment ("MVA")".

Extra Credit Feature

(Available only on the Revolution Extra Variable Annuity Contracts)

Each time you make a Purchase Payment, we will credit an extra amount to the total value of your Contract in addition to the amount of the Purchase Payment. If your Purchase Payment is greater than $10,000 and less than $2.5 million, the extra amount will be equal to 3.5% of the Purchase Payment. If your Purchase Payment is $2.5 million or more, the extra amount will be equal to 5.0% of the Purchase Payment. These extra amounts are referred to as extra credits. Each extra credit will be credited to your Contract at the same time the Purchase Payment is credited and will be allocated among the Variable Investment Options and the Fixed Investment Options in the same way that the Purchase Payment is allocated (see "Allocation of Purchase Payments"). However, each extra credit will be treated as "earnings" under your Contract, not as a Purchase Payment for determining withdrawal charges. Amounts attributable to extra credits will be considered "earnings" under a Contract for federal tax purposes and "earnings" with respect to our determination of certain benefits under your Contract and any optional benefit Riders that you may have purchased.


We expect to make a profit from the Contracts and anticipate that a portion of the withdrawal charge, and any profits derived from other Contract fees and charges will be used to help recover our cost of providing the Extra Credit feature. (For a description of these fees and charges, see the response to the question "What Fees and Charges will be Deducted from My Contract?") Under certain circumstances (such as a withdrawal of money that is in excess of the Free Withdrawal amounts, while a withdrawal charge is in effect) the cost associated with the Extra Credit feature may exceed the Extra Credit amount and any related earnings. You should consider this possibility before remitting any Additional Purchase Payments for a Revolution Extra Contract.


WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?

If your Contract is still in effect on its Maturity Date, it enters what is called the Annuity Period. During the Annuity Period, we make a series of fixed or variable payments to you as provided under one of our several Annuity Options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the Maturity Date. Therefore, you should exercise care in selecting your Maturity Date and your choices that are in effect on that date.

You should carefully review the discussion under "VIII. The Annuity Period" for information about all of these choices you can make.

TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State Law Insurance Requirements

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased the Contract. These variations will be reflected in your Contract or in endorsements attached to your Contract.

Variations in Charges or Rates

We may vary the charges, durations of Fixed Investment Options, rates and other terms of our Contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the Contracts. These include the types of variations discussed under the "Certain Changes" section of this Prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds; and

     -    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     -    the nature of any Qualified Plan for which the Contract is being used;
          and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, ANNUITY LIFETIME INCOME OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of Purchase Payments

When you applied for your Contract, you specified the Variable Investment Options or Fixed Investment Options (together, your Investment Options) in which your Purchase Payments will be allocated. You may change this investment allocation for future Purchase Payments at any time. Any change in allocation will be effective as of the receipt of your request at the Annuities Service Center.

We do not impose a limit on the number of Investment Options to which you may allocate Purchase Payments at any one time or over the life of your Contract.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts held in one Investment Option to any other Investment Option. Although your Contract may impose restrictions on the maximum dollar amount that may be transferred among Variable Investment Options, we currently do not enforce these restrictions.

It is also our current practice to approve transfers to a Fixed Investment Option, if available under your Contract, after the end of the 10th Contract Year. We reserve the right to terminate this practice at any time.

To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any one Variable Investment Option or Fixed Investment Option in any Contract Year is $1,000,000.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to impose a charge of up to $25 for any transfer beyond the annual limit (transfers out of a Fixed Investment Option may, however, incur a market value adjustment - either positive or negative).

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose the variable investment option's underlying Portfolio to increased investment portfolio transaction costs (affecting the value of the shares) and/or disrupt the Portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to any of our Dollar Cost Averaging programs (ONLY THE REVOLUTION VALUE VARIABLE ANNUITY HAS MORE THAN ONE DOLLAR COST AVERAGING PROGRAM; see below under "Dollar Cost Averaging Programs") or our Strategic Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its fixed investment period, (c) transfers made within a prescribed period before and after a substitution of Portfolios and (d) transfers made during the Annuity Period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers during the Annuity Period" section of this Prospectus). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if the two transfer per month limit has been reached if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market Investment Option to another Variable Investment Option may be made. We apply the Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period,

     -    restricting the dollar amount of transfers,

     - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail), and

     -    restricting transfers into and out of certain Sub-Accounts.


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the Contract's Maturity Date.



While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing disruptive frequent trading activity and avoid harm to long-term investors. If we are unsuccessful in restricting disruptive frequent trading activity, the Portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.



In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


Procedure for Transferring Your Assets

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the Annuities Service Center. Your request should include:

     -    your name;

     -    daytime telephone number;

     -    Contract number;

     - the names of the Investment Options to and from which assets are being transferred; and

     -    the amount of each transfer.

Your request becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern Time. If we receive a transfer request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

Telephone and Facsimile Transactions

If you complete a special authorization form, you can request transfers among Investment Options and changes of allocation among Investment Options simply by telephoning or by faxing us at the Annuities Service Center. Any fax request should include your name, daytime telephone number, Contract number and, in the case of transfers and changes of allocation, the names of the Investment Options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

As stated earlier in this Prospectus, we have imposed restrictions on transfers including the right to change our telephone and facsimile transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any Owners who we feel are abusing the privilege to the detriment of other Owners.

Electronic Information

You may access information about your Contract through our website, www.jhannuities.com. In order to do so, you will be required to create an account with a username and password, and maintain a valid e-mail address. You are responsible for keeping your password confidential and must notify us of any loss or theft of your password, or any unauthorized use of your password.

Dollar Cost Averaging Programs

Under our STANDARD DOLLAR-COST AVERAGING PROGRAM, you may elect, at no cost, to automatically transfer assets from any Variable Investment Option to one or more other Variable Investment Options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the standard dollar cost averaging program:

     -    the amount of each transfer must equal at least $100;

     - you may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone;

     -    you may discontinue the program at any time;

     - the program automatically terminates when the Variable Investment Option from which we are taking the transfers has been exhausted;

     - automatic transfers to or from Fixed Investment Options are not permitted under this program.

We reserve the right to suspend or terminate the program at any time.

(Available only on the Revolution Value Variable Annuity.) Under our DOLLAR-COST AVERAGING VALUE PROGRAM, you may elect to deposit any new Purchase Payment of $5,000 or more in a guarantee rate account that we call the "DCA rate account." For Contracts issued after April 30, 2004, your deposits under this program will be depleted over a 6 month period. For Contracts issued prior to May 1, 2004, the assets in this account attributable to a new Purchase Payment will be transferred automatically to one or more Variable Investment Options over a period that is equal in length (i.e., either 6 months or 12 months) to the period you initially selected. A new period will begin on the date each new Purchase Payment is deposited in the DCA rate account program with respect to that Purchase Payment. At the time of each deposit into this program, you must tell us in writing:

     -    that your deposit should be allocated to this program; and

     -    the Variable Investment Options to which assets will be transferred;
          and

     - the percentage amount to be transferred to each such Variable Investment Option.

Transfers to Fixed Investment Options are not permitted under this program, and transfers of your account value from a Variable Investment Option are not currently permitted to initiate the program. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone).

Your participation in the dollar-cost averaging value program will end if you request a partial withdrawal from the DCA rate account, or if you request a transfer from the DCA rate account that is in addition to the automatic transfers.

You may not use the standard dollar-cost averaging program and the dollar-cost averaging value program at the same time.

Strategic Rebalancing

This program automatically re-sets the percentage of your account value allocated to the Variable Investment Options. Over time, the variations in the investment results for each Variable Investment Option you've selected for this program will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among these Variable Investment Options to reestablish the preset percentages you have chosen. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone). Strategic rebalancing would usually result in transferring amounts from a Variable Investment Option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a Variable Investment Option with relatively lower current investment performance to one with relatively higher current investment performance.

This program can be elected by sending the appropriate form to the Annuities Service Center. You must specify the frequency for rebalancing (monthly, quarterly, semi-annually or annually), the preset percentage for each Variable Investment Option, and a future beginning date. Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.

The Fixed Investment Options do not participate in and are not affected by strategic rebalancing. We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?


We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolios' prospectuses.


Asset-Based Charges

We deduct Separate Account expenses daily, as a percentage of average account value, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contracts, as follows:

   SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

                                                            REVOLUTION   REVOLUTION   REVOLUTION
                                   DECLARATION    PATRIOT     ACCESS        EXTRA        VALUE
                                    VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                     ANNUITY      ANNUITY     ANNUITY      ANNUITY      ANNUITY
                                   -----------   --------   ----------   ----------   ----------
(Contracts with initial Purchase
Payment less than $250,000)
Asset-Based Charge                    1.25%        1.25%       1.25%        1.25%        1.25%
(Contracts with initial Purchase
Payment greater than $250,000)
Asset-Based Charge                    1.00%        1.00%       1.25%        1.25%        1.25%

This charge does not apply to assets you have in our Fixed Investment Options. We take the deduction proportionally from each Variable Investment Option you are then using.

In return for the mortality risk charge, we assume the risk that Annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the Contracts may be higher than we expected when we set the level of the Contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Annual Contract Fee

We currently deduct a $30 annual Contract fee at the end of each Contract Year for a DECLARATION OR PATRIOT CONTRACT WITH A TOTAL VALUE OF LESS THAN $10,000 and also for a REVOLUTION ACCESS, REVOLUTION EXTRA OR REVOLUTION VALUE CONTRACT WITH A TOTAL VALUE OF LESS THAN $50,000. We also deduct the annual fee before then if you surrender your Contract, unless your Contract's total value, at the time of surrender, is above either $10,000 FOR DECLARATION and PATRIOT CONTRACTS, or $50,000 FOR REVOLUTION ACCESS, REVOLUTION EXTRA, AND REVOLUTION VALUE CONTRACTS.

We take the deduction proportionally from each Variable Investment Option and each Fixed Investment Option you are then using. We reserve the right to increase the annual Contract fee up to $50.

Premium Taxes

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                                PREMIUM TAX RATE


STATE OR    QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
CA            0.50%        2.35%
GUAM          4.00%        4.00%
ME(1)         0.00%        2.00%
NV            0.00%        3.50%
PR            1.00%        1.00%
SD(1)         0.00%        1.25%(2)
WV            1.00%        1.00%
WY            0.00%        1.00%


(1)  We pay premium tax upon receipt of Purchase Payment.

(2)  0.80% on Purchase Payments in excess of $500,000.

Withdrawal Charge

(Not applicable to the Revolution Access Variable Annuity)

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date ("partial withdrawal") or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date ("total withdrawal" or "surrender"), we may assess a withdrawal charge. Some people refer to this charge as a "contingent deferred withdrawal load". The amount of this charge will depend on the type of Contract you purchased and the number of years that have passed since we received your Purchase Payments, as shown below:

                         DECLARATION             PATRIOT         REVOLUTION ACCESS     REVOLUTION EXTRA      REVOLUTION VALUE
                       VARIABLE ANNUITY      VARIABLE ANNUITY     VARIABLE ANNUITY     VARIABLE ANNUITY      VARIABLE ANNUITY
                     -------------------   -------------------   -----------------   -------------------   -------------------
Maximum Withdrawal   6% for the 1st year   6% for the 1st year          None         7% for the 1st year   7% for the 1st year
Charge               6% for the 2nd year   6% for the 2nd year                       7% for the 2nd year   6% for the 2nd year
(as % of amount      5% for the 3rd year   5% for the 3rd year                       7% for the 3rd year   5% for the 3rd year
withdrawn or         5% for the 4th year   5% for the 4th year                       7% for the 4th year   4% for the 4th year
surrendered) (1)     4% for the 5th year   4% for the 5th year                       6% for the 5th year   3% for the 5th year
                     3% for the 6th year   3% for the 6th year                       5% for the 6th year   2% for the 6th year
                     2% for the 7th year   2% for the 7th year                       4% for the 7th year   1% for the 7th year
                     0% thereafter         0% thereafter                             0% thereafter         0% thereafter

(1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

Withdrawal charges help to compensate us for the cost of selling the Contracts, including expenses relating to the Extra Credit feature under Revolution Extra Variable Annuity Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.


FREE WITHDRAWAL AMOUNTS (APPLICABLE TO REVOLUTION EXTRA AND REVOLUTION VALUE CONTRACTS). If you purchased a Revolution Extra or Revolution Value Contract and have any profit in your Contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your Contract's total value exceeds the Purchase Payments you have paid and have not (as discussed below) already withdrawn. For Revolution Extra Contracts, "profit" also includes any amounts attributable to an Extra Credit. If your Contract doesn't have any profit (or you have withdrawn it all) you can still make charge free withdrawals, unless and until all of your withdrawals during the same Contract Year exceed 10% of all of the Purchase Payments you have paid to date.



FREE WITHDRAWAL AMOUNTS (APPLICABLE TO PATRIOT AND DECLARATION CONTRACTS). If you purchased a Patriot or Declaration Contract, you can make withdrawals without any withdrawal charge, unless and until all of your withdrawals during the same Contract Year exceed 10% of all of the Purchase Payments you have paid to date.

How we determine and deduct the charge: If the amount you withdraw or surrender totals more than the free withdrawal amount during the Contract Year, we will assess a withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to Purchase Payments you made within a withdrawal charge period. Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first from the earliest Purchase Payment, and then from the next earliest Purchase Payment, and so forth until all payments have been exhausted. Once a Purchase Payment has been considered to have been "withdrawn" under these procedures that Purchase Payment will not enter into any future withdrawal charge calculations.

We deduct the withdrawal charge proportionally from each Variable Investment Option and each Fixed Investment Option being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other Investment Options, pro-rata based on the value in each. If your Contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

You will find examples of how we compute the withdrawal charge in Appendix B to this Prospectus.

When withdrawal charges don't apply: We don't assess a withdrawal charge in the following situations:

     - on amounts applied to an Annuity Option at the Contract's Maturity Date or to pay a death benefit;

     - on certain withdrawals if you have elected the Rider that waives the withdrawal charge (nursing home Rider for Declaration and Patriot Variable Annuities); and

     - on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however).


HOW AN MVA AFFECTS THE WITHDRAWAL CHARGE. If you make a withdrawal from a Fixed Investment Option at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much more. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much less.


Other Charges

If you purchased an optional benefit Rider, we will deduct the applicable charges for that benefit proportionally from each of your Investment Options, including the Fixed Investment Options, based on your value in each. We list these charges below:

OPTIONAL BENEFIT RIDER CHARGES(1) (AS A PERCENTAGE OF YOUR CONTRACT'S TOTAL VALUE UNLESS OTHERWISE STATED)

                                      DECLARATION         PATRIOT        REVOLUTION ACCESS   REVOLUTION EXTRA   REVOLUTION VALUE
                                   VARIABLE ANNUITY   VARIABLE ANNUITY    VARIABLE ANNUITY   VARIABLE ANNUITY   VARIABLE ANNUITY
                                   ----------------   ----------------   -----------------   ----------------   ----------------
Accidental Death Benefit Rider           0.10%              0.10%           Not Offered         Not Offered        Not Offered

Accumulated Value Enhancement         Not Offered        Not Offered       Maximum: 1.00%      Maximum: 1.00%    Maximum: 1.00%
("CARESolutions Plus") Rider(2)                                            Current: 0.40%      Curent: 0.35%     Current: 0.35%
(as a percentage of your initial
Purchase Payment)

Earnings Enhancement                  Not Offered        Not Offered           0.25%               0.25%              0.25%
("Beneficiary Tax Relief")
Death Benefit Rider

Enhanced "Stepped Up"                    0.15%              0.15%           Not Offered         Not Offered        Not Offered
Death Benefit Rider

Enhanced Death Benefit Rider(3)       Not Offered        Not Offered           0.25%               0.25%              0.25%

Guaranteed Retirement Income          Not Offered        Not Offered           0.30%               0.30%              0.30%
Benefit Rider (4)

Nursing Home Waiver (4)                  0.05%              0.05%           Not Offered         Not Offered        Not Offered

Waiver of Withdrawal Charge           Not Offered        Not Offered        Not Offered            0.10%              0.10%
("CARESolutions") Rider(5)

(1) Charges for optional benefit Riders are assessed monthly. The monthly charge is 1/12 of the annual charge shown in this table.

(2) This Rider is available only if you purchased the Waiver of Withdrawal Charge Rider as well. We do not currently impose the maximum charge shown, but reserve the right to do so on a uniform basis for all Accumulated Value Enhancement Riders issued in the same state.

(3) In certain states (and for Riders issued prior to May 1, 2002), the rate for Enhanced Death Benefit Rider may be lower than the amount shown.

(4)  This Rider was not available for Contracts issued after April 30, 2004.

(5) The charge shown is a percentage of that portion of your Contract's total value attributable to Purchase Payments that are still subject to withdrawal charges

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and Partial Withdrawals

Prior to your Contract's Maturity Date, if the Annuitant is living, you may:

     -    surrender your Contract for a cash payment of its Surrender Value; or

     -    make a partial withdrawal of the surrender value.

Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "X. Federal Tax Matters." Among other things, if you make a full surrender or partial withdrawal from your Contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. When you take a partial withdrawal, we deduct any applicable withdrawal charge as a percentage of the total amount withdrawn. We take any applicable withdrawal charge from the amount remaining in a Contract after we process the amount you request.

Without our prior approval, you may not make a partial withdrawal:

     -    for an amount less than $100; or

     - if the remaining total value of your Contract would be less than $1,000.

We reserve the right to terminate your Contract if the value of your Contract becomes zero. You generally may not make any surrenders or partial withdrawals once we begin making payments under an Annuity Option. FOR DECLARATION AND PATRIOT VARIABLE ANNUITIES ONLY: if your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals.

Your request to surrender your Contract or to make a partial withdrawal becomes effective at the close of the Business Day in which we receive it, in proper form at the Annuities Service Center. Each Business Day ends at the close of regular trading for the day on the New York Stock Exchange. Usually this is 4:00 p.m., Eastern Time. If we receive a request, in proper form, after the close of a Business Day, it will become effective at the end of the next Business Day.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges. If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix E: "Qualified Plan Types").


Signature Guarantee Requirements for Surrenders and Partial Withdrawals


We require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

     - you are requesting that we mail the amount withdrawn to an alternate address; or

     - you have changed your address within 30 days of the withdrawal request; or

     -    you are requesting a withdrawal in the amount of $100,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

Nursing Home Waiver of Withdrawal Charge

(Applicable only to the Declaration and Patriot Variable Annuities)

If you own a Declaration or Patriot Contract, you have may purchased an optional nursing home waiver of withdrawal charge Rider when you applied for your Contract, as permitted by state law. If you purchased this Rider, we will waive the withdrawal charges on any withdrawals, provided all the following conditions apply:

     - You become confined to a nursing home beginning at least 90 days after we issue your Contract.

     - You remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.

     - We receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.

     -    Your confinement is prescribed by a doctor and medically necessary.

At the time of application, you could not purchase this Rider if (1) you were older than 75 years at application or (2) in most states, if you were confined to a nursing home within the past two years at application.

Waiver of Withdrawal Charge Rider

(Applicable only to Revolution Extra and Revolution Value Variable Annuities)

If you own a Revolution Extra or Revolution Value Contract, you may have purchased an optional waiver of withdrawal charge Rider when you applied for your Contract, as permitted by state law. The "covered persons" under the Rider are the Owner and the Owner's spouse, unless the Owner is a trust. If the Owner is a trust, the "covered persons" are the Annuitant and the Annuitant's spouse.

Under this Rider, we will waive withdrawal charges on any withdrawals, if all the following conditions apply to a "covered person":

     - a covered person becomes confined to a nursing home beginning at least 30 days after we issue your Contract;

     - such covered person remains in the nursing home for at least 90 consecutive days receiving nursing care; and

     - the covered person's confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment.

In addition, depending on your state, the Rider may also provide for a waiver of withdrawal charges if a covered person has been diagnosed with a chronic, critical or terminal illness to the extent so provided in the Rider.

At the time of application, you could not purchase this Rider: (1) if either of the covered persons was older than 74 years at application or (2) in most states, if either of the covered persons was confined to a nursing home within the past two years at application.

There is a charge for this Rider, as set forth in the Fee Tables. This Rider (and the related charges) will terminate on the Contract's Maturity Date, upon your surrendering the Contract, or upon your written request that we terminate it.

For a more complete description of the terms and conditions of this benefit, you should refer directly to the Rider. We will provide you with a copy on request. In certain marketing materials, this Rider may be referred to as "CARESolutions".

If you purchased this Rider:

     - you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of eldercare services available to seniors; and

     - you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.

You should carefully review the tax considerations for optional benefit Riders under "X. Federal Tax Matters". For a more complete description of the terms and conditions of this benefit, you should refer directly to the Rider. We will provide you with a copy on request.

Systematic Withdrawal Plan

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your Contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable Investment Option in the ratio that the value of each bears to the total value of your Contract. Each systematic withdrawal is subject to any market value adjustment or withdrawal charge (WITHDRAWAL CHARGE NOT APPLICABLE TO REVOLUTION ACCESS VARIABLE ANNUITIES) that would apply to an otherwise comparable non-systematic withdrawal. See "How Will the Value of My Investment in the Contract Change Over Time?" and "What Fees and Charges Will be Deducted from My Contract?" The same tax consequences also generally will apply.

The following conditions apply to systematic withdrawal plans:

     -    the amount of each systematic withdrawal must equal at least $100;

     - if the amount of each withdrawal drops below $100 or the total value of your Contract becomes less than $5,000, we will suspend the plan and notify you;

     -    you may cancel the plan at any time;

     - we reserve the right to modify the terms or conditions of the plan at any time without prior notice.

Telephone Withdrawals

If you complete a separate authorization form, you may make requests to withdraw a portion of your Contract Value by telephone. We reserve the right to impose maximum withdrawal amount and procedural requirements regarding this privilege. For additional information regarding telephone procedures, see "Telephone and Facsimile Transactions" in this Prospectus.

WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE MY CONTRACT'S MATURITY DATE?

Death Benefits -- In General

The Contracts described in this Prospectus generally provide for distribution of death benefits if you die before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. We may pay death benefits in some cases on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

Distribution Requirements Following Death of Owner

If you did not purchase your Contract under a tax qualified plan, the Code requires that the following distribution provisions apply if you die. We summarize these provisions (and the effect of spousal continuation) below. If your Contract has joint Owners, these provisions apply upon the death of the first to die.

If you die before annuity payments have begun, and:

     - if the Contract's designated Beneficiary is your surviving spouse, your spouse may continue the Contract in force as the Owner. In that case:

          - under DECLARATION and PATRIOT Contracts, we will not pay a death benefit but the total value of your Contract will equal the death benefit that would have been payable, excluding amounts payable under any optional benefit Riders; and

          - under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, we will not pay a death benefit but the total value of your Contract will equal the death benefit that would have been payable, including amounts payable under any optional benefit Riders; and

          - under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, your spouse may elect to add or continue any optional death benefit Riders under his or her name, subject to our then current underwriting standards and the deduction of Rider charges at our then current rates. For purposes of calculating the amount of your spouse's death benefit, we will treat the total value of your Contract (including any step-up in value) as the initial Purchase Payments and the date the Rider is added or continued as the Rider's date of issue;


          - under PATRIOT, DECLARATION, REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, any additional amount that we credit to your Contract will be allocated to the Investment Options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges. If your spouse makes any Additional Purchase Payments (and if there are any unliquidated Purchase Payments at the time of your death), however, they will be subject to future surrender or withdrawal charges as provided in your Contract;


     - if the Beneficiary is not your surviving spouse or if the Beneficiary is your surviving spouse but chooses not to continue the Contract, the "entire interest" (as discussed below) in a Contract on the date of your death must be:

          -    paid out in full within five years of your death; or

          - applied in full towards the purchase of a life annuity on the Beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the Beneficiary, with payments commencing within one year of your death.

Your "entire interest" in a REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contract, as issued in most states, equals the standard death benefit (or any enhanced death benefit) for the Contract on the date of your death. If an Earnings Enhancement benefit Rider is then in force, the "entire interest" in most states will also include any Earnings Enhancement death benefit amount that may then be payable. Your "entire interest" in a DECLARATION or PATRIOT Contract on the date of your death, if you are the last surviving Annuitant as well as the Owner, equals the death benefit that then becomes payable. If you are the Owner of a DECLARATION or PATRIOT Contract (or an owner of a REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE Contract in certain states such as IL or
MN) but not the last surviving Annuitant, the "entire interest" equals:

     - the surrender value if paid out in full within five years of your death; or

     - the total value of your Contract applied in full towards the purchase of a life annuity on the Beneficiary, or for a similar benefit payable over a period not extending beyond the life expectancy of the Beneficiary, with payments commencing within one year of your death.

YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE THE "ENTIRE INTEREST" THAT WILL BE DISTRIBUTED UPON AN OWNER'S DEATH.

If you die on or after annuity payments have begun:

     - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

The Code imposes very similar distribution requirements on Contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

Death Benefits Following Death of Annuitant

Under DECLARATION and PATRIOT Contracts, if the Annuitant dies before your Contract's date of maturity, we will pay a standard death benefit, unless you have elected an enhanced death benefit Rider. Under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, our payment of the "standard" death benefit, and any enhanced death benefits, depends on the form of ownership and whether there is one Annuitant or joint Annuitants:

     - If your Contract is owned by a single natural person and has a single Annuitant, the death benefit is payable on the earlier of the Owner's death and the Annuitant's death.

     - If your Contract is owned by a single natural person and has joint Annuitants, the death benefit is payable on the earliest of the Owner's death (whether or not the Owner is also an Annuitant) and the last Annuitant's death.

     - If your Contract is owned by joint Owners and has a single Annuitant, the death benefit is payable on the earliest of the first Owner's death (whether or not the Owner is also an Annuitant) and the Annuitant's death.

     - If your Contract is owned by joint Owners and has joint Annuitants, the death benefit is payable on the earliest of the first Owner's death (whether or not the Owner is also an Annuitant) and the last Annuitant's death.

In certain states, such as IL and MN, the death benefit under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts is payable only upon an Annuitant's death. YOU SHOULD REVIEW YOUR CONTRACT CAREFULLY TO DETERMINE WHEN A "STANDARD" DEATH BENEFIT IS PAYABLE.

If your PATRIOT, DECLARATION, REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE Contract has joint Owners, each Owner will automatically be deemed to be the Beneficiary of the other. This means that any death benefit payable upon the death of one owner will be paid to the other owner. In that case, any other Beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable.

Standard Death Benefit

The standard death benefit under Declaration, Patriot, Revolution Access, Revolution Extra and Revolution Value Contracts is the greater of:

     - the total value of your Contract, adjusted by any then-applicable market value adjustment; or

     - the total amount of Purchase Payments made, minus any partial withdrawals and related withdrawal charges.

Enhanced Death Benefit Riders

We offered several optional death benefit Riders under DECLARATION, PATRIOT, REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts that, depending on state availability and our underwriting rules, were available to you at the time you purchased your Contract. For an extra fee, these optional death benefit Riders may enhance the standard death benefit payable under your Contract, subject to the terms and limitations contained in the Rider.

Under DECLARATION and PATRIOT Contracts, we offered a "Stepped-up" death benefit Rider and an "Accidental Death Benefit" Rider to applicants under age 80 at the time of purchase. Under REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts, we offered an "Enhanced" death benefit Rider if each owner and each Annuitant was under age 80 at the time of purchase. We also offered an "Earnings Enhancement" death benefit Rider to purchasers of REVOLUTION ACCESS, REVOLUTION EXTRA and REVOLUTION VALUE Contracts if each Owner and each Annuitant was under age 75 at the time of purchase. The "Earnings Enhancement" death benefit Rider was not available, however, to Contracts issued in connection with tax-qualified plans.

We provide a general description of each of these Riders in Appendix C to this Prospectus.

Calculation and Payment of Death Benefit Value

We calculate the death benefit value as of the day we receive, in proper order at the Annuities Service Center:

     -    proof of death before the Contract's date of maturity; and

     -    any required instructions as to method of settlement.

We will generally pay the death benefit in a "lump-sum" under our current administrative procedures to the Beneficiary you chose, unless:

     - the death benefit is payable because of the Owner's death, the designated Beneficiary is the Owner's spouse, and he or she elects to continue the Contract in force; or

     - an optional method of settlement is in effect. If you have not elected an optional method of settlement, the Beneficiary may do so. However, if the death benefit is less than the minimum stated in your Contract (in most states, $5,000), we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity Options".


We will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Delay of Certain Payments" in the Statement of Additional Information). Beneficiaries who opt for a lump sum payout of their portion of the death benefit will receive the funds in a John Hancock Safe Access Account (JHSAA). Similar to a checking account, the JHSAA provides the beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.


WHAT OTHER OPTIONAL BENEFITS MAY HAVE BEEN AVAILABLE TO ME UNDER A CONTRACT?

(APPLICABLE ONLY TO REVOLUTION ACCESS, REVOLUTION EXTRA AND REVOLUTION VALUE VARIABLE ANNUITIES)

Accumulated Value Enhancement Benefit

If you elected this benefit when you purchased a Contract, we will make a contribution to the total value of the Contract on a monthly basis if the covered person (who must be an Owner and the Annuitant):

     - is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment; and

     -    is receiving certain qualified services described in the Rider.

The amount of the contribution (called the "Monthly Benefit") is shown in the specifications page of the Contract. However, the benefit contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th Contract Year. The specifications page of the Contract also contains a limit on how much the total value of the Contract can be increased by this benefit (the "benefit limit"). The Rider must be in effect for 7 years before any increase will occur.

You could only elect this benefit when you applied for the Contract, if it was then available in your state. Under our current administrative rules, the Monthly Benefit (without regard to the inflation protection feature) is equivalent to 1% of your initial Purchase Payment, up to a maximum Purchase Payment of $300,000. We may reduce this $300,000 limit further, however, if you own additional annuity contracts issued by JHVLICO and its affiliates that provide a similar benefit. The $300,000 limit applies only to the calculation of the Monthly Benefit under the accumulated value enhancement Rider. (See "Limits on Purchase Payments" for a general description of other Purchase Payment limits under the Contract).

You could not have elected this Rider unless you also elected the waiver of withdrawal charge Rider. There is a monthly charge for this benefit as described in the Fee Tables.

The Rider will terminate if the Contract terminates, if the covered person dies, if the benefit limit is reached, if the Owner is the covered person and the ownership of the Contract changes, or if, before annuity payments start, the total value of the Contract falls below an amount equal to 25% of your initial Purchase Payment. You may cancel the Rider by written notice at any time. The Rider charge will terminate when the Rider terminates.

If you choose to continue the Rider after the Contract's Maturity Date, charges for the Rider will be deducted from annuity payments and any Monthly Benefit for which the covered person qualifies will be added to the next annuity payment.

In certain marketing materials, this Rider may have been referred to as "CARESolutions Plus."

You should carefully review the tax considerations for optional benefit Riders under "X. Federal Tax Matters" in this Prospectus.

Guaranteed Retirement Income Benefit

CONTRACTS ISSUED BEFORE MAY 1, 2004 MAY HAVE BEEN ISSUED WITH GUARANTEED RETIREMENT INCOME BENEFIT RIDER:

If you elected this benefit, we will guarantee the amount of annuity payments you receive, if the following conditions are satisfied:

     - The Maturity Date must be within the 30 day period following a Contract anniversary.

     - If the Annuitant was age 45 or older on the date of issue, the Contract must have been in effect for at least 10 Contract Years on the Maturity Date and the Maturity Date must be on or after the Annuitant's 60th birthday and on or before the Annuitant's 90th birthday.

     - If the Annuitant was less than age 45 on the date of issue, the Contract must have been in effect for at least 15 Contract Years on the Maturity Date and the Maturity Date must be on or before the Annuitant's 90th birthday.

If your Contract was issued with this Rider, you need not choose to receive the guaranteed income benefit that it provides. Rather, unless and until such time as you exercise your option to receive a guaranteed income benefit under this Rider, you will continue to have the option of exercising any other right or option that you would have under the Contract (including withdrawal and annuity payment options) if the Rider had not been added to it.

If you decided to add this Rider to your Contract, and if you ultimately decide to take advantage of the guaranteed income it provides, we will automatically provide that guaranteed income in the form of fixed payments under our "Option
A: life annuity with payments for guaranteed period" described below under "Annuity Options." The guaranteed period will automatically be a number of years that the Rider specifies, based on the Annuitant's age at the annuity date and whether your Contract is purchased in connection with a tax-qualified plan. (These specified periods range from 5 to 10 years.) You will have no discretion to vary this form of payment, if you choose the guaranteed income benefit under this Rider.

We guarantee that the amount you can apply to this annuity payment option will be at least equal to the amount of each Purchase Payment you have paid, accumulated at the rate(s) specified in the Contract, but adjusted for any partial withdrawals you have taken. The accumulation rates differ between (a) Contract Value allocated to a Fixed Investment Option or Money Market Investment Option (currently 4%) and (b) Contract Value allocated to all other Variable Investment Options (currently 5%). Withdrawals reduce the accumulated amount in direct proportion to the percentage of Contract Value that was reduced by the withdrawal (including any withdrawal charges). After a withdrawal, the accumulation rate(s) will only be applied to the remaining accumulated amount. If your total Contract Value is higher than the amount we guarantee, we will apply the higher amount to the annuity payment option instead of the guaranteed amount.

There is a monthly charge for this Rider as described in the Fee Tables. The Rider (and the related charges) automatically terminate if your Contract is surrendered or the Annuitant dies. After you've held your Contract for 10 years, you can terminate the Rider by written request.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. To have canceled your Contract, you would have delivered or mailed it to us or to the the JHVLICO representative who delivered the Contract to you.

In most states, you would have received a refund equal to the total value of your Contract on the date of cancellation, minus the extra credit deduction (APPLICABLE ONLY TO REVOLUTION EXTRA VARIABLE ANNUITY CONTRACTS, as defined below), adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you would have paid. The date of cancellation would have been the date we receive the Contract.

The "extra credit deduction" is equal to the lesser of (1) the portion of the total value of your Contract that is attributable to any extra credits and (2) the amount of all extra credits. Thus, you would have received any gain and we would have borne any loss on extra credits if you returned your Contract within the time period specified above.

V. General Information about Us, the Separate Account and the Portfolios


THE COMPANY


We are John Hancock Variable Life Insurance Company, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We also have an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.


We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117.

Our financial ratings are as follows:


AAA                 Extremely strong financial security characteristics;

Standard & Poor's   1st category of 21

A++ Superior companies have a very strong ability to meet their obligations;

A.M. Best           1st category of 16

AA+                 Very strong capacity to meet policyholder and contract obligations;

Fitch               2nd category of 24

Aa1                 Excellent in financial strength;

Moody's             2nd category of 21






These ratings are current as of the date of this Prospectus and are subject to change. They are assigned as a measure of our ability to honor any guarantees provided by the Contract and any applicable optional Riders but not specifically to our products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Portfolio.


THE SEPARATE ACCOUNT

We use our Separate Account to support the Variable Investment Options you choose.


You do not invest directly in the Portfolios made available under the Contract. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through John Hancock Variable Annuity Account JF ("Separate Account"). We hold the Portfolio's shares in a "sub-account" (usually with a name similar to that of the corresponding Portfolio).



The Company established John Hancock Variable Annuity Account JF under Massachusetts law. The Separate Account's assets, including the Portfolios' shares, belong to JHVLICO. Each Contract provides that amounts we hold in the Separate Account pursuant to the Contracts cannot be reached by any other persons who may have claims against us.


The income, gains and losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to the Company's other income, gains, or losses. Nevertheless, all obligations arising under the Company's Contracts are general corporate obligations of the Company. Assets of our Separate Accounts may not be charged with liabilities arising out of any Company's business.

We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If we determine that it would be in the best interests of persons having voting rights under the Contracts, the Separate

Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE PORTFOLIOS



When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in NAV shares of a corresponding Portfolio of John Hancock Trust.



THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain qualified pension or retirement plans.


Investment Management


The Portfolios' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.



The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.



If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



Portfolio Expenses



The table in the Fee Tables section of the Prospectus shows the investment management fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.



The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. Any such payments do not, however, result in any charge to you in addition to what is shown in the Fee Table. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.



Portfolio Investment Objective and Strategies



You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                        JOHN HANCOCK TRUST
    (We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio)        AVAILABLE IN:
---------------------------------------------------------------------------------------------------  -----------------
CAPITAL GUARDIAN TRUST COMPANY
   Overseas Equity Trust            Seeks long-term capital appreciation. To do this, the            Revolution Access
                                    Portfolio invests at least 80% of its net assets in equity       Revolution Extra
                                    securities of a diversified mix of large established and         Revolution Value
                                    medium-sized foreign companies located primarily in              Patriot
                                    developed countries (outside of the U.S.) and, to a lesser       Declaration
                                    extent, in emerging markets.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust         Seeks growth of capital. To do this, the Portfolio               Revolution Access
                                    invests at least 80% of its net assets in companies that are     Revolution Extra
                                    principally engaged in financial services.                       Revolution Value
                                                                                                     Patriot
                                                                                                     Declaration

DECLARATION MANAGEMENT & RESEARCH LLC
   Active Bond Trust (1)            Seeks income and capital appreciation. To do this,               Revolution Access
                                    the Portfolio invests at least 80% of its net assets in a        Revolution Extra
                                    diversified mix of debt securities and instruments with          Revolution Value
                                    maturity durations of approximately 4 to 6 years.                Patriot
                                                                                                     Declaration

   Short-Term Bond Trust            Seeks income and capital appreciation. To do this,               Revolution Access
                                    the Portfolio invests at least 80% of its net assets in a        Revolution Extra
                                    diversified mix of debt securities and instruments with an       Revolution Value
                                    average credit quality rating of "A" or "AA" and a weighted      Patriot
                                    average effective maturity between one and three years, and no more than 15% of the Portfolio's net assets will be
                                    invested in high yield bonds.

   Total Bond Market Trust B        Seeks to track the performance of the Lehman Brothers            Revolution Access
   (formerly "Bond Index Trust B")  Aggregate Bond Index (which represents the U.S. investment       Revolution Extra
                                    grade bond market). To do this, the Portfolio will invest        Revolution Value
                                    at least 80% of its net assets in securities listed in the       Patriot
                                    Lehman Brothers Aggregate Bond Index.

DEUTSCHE INVESTMENT MANAGEMENT
AMERICAS INC.  ("DIMA")
   Real Estate                      Seeks to achieve a combination of long-term capital              Revolution Access
   Securities Trust(2)              appreciation and current income.  To do this, the Portfolio      Revolution Extra
                                    invests at least 80% of its net assets in equity securities      Revolution Value
                                    of REITs and real estate companies.                              Patriot

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

Managed Trust (3)                   Seeks income and long-term capital appreciation. To              Revolution Access
                                    do this, the Portfolio invests primarily in a diversified        Revolution Extra
                                    mix of common stocks of large capitalization U.S. companies      Revolution Value
                                    and bonds with an overall intermediate term average maturity.    Patriot

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust       Seeks long-term growth of capital. To do this, the               Revolution Access
                                    Portfolio invests at least 65% of its total assets in equity     Revolution Extra
                                    and equity-related securities of companies that are              Revolution Value
                                    attractively valued and have above-average growth prospects.     Patriot

MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A.) LIMITED
   500 Index Trust B                Seeks to approximate the aggregate total return of a             Revolution Access
                                    broad-based U.S. domestic equity market index. To do this,       Revolution Extra
                                    the Portfolio invests at least 80% of its net assets in the      Revolution Value
                                    common stocks in the S&P 500(R) index and securities that as a   Patriot
                                    group will behave in a manner similar to the index. (4)          Declaration

                                        JOHN HANCOCK TRUST
    (We show the Portfolio's manager (i.e. subadviser) in bold above the name of the Portfolio)        AVAILABLE IN:
---------------------------------------------------------------------------------------------------  -----------------
   Mid Cap Index Trust              Seeks to approximate the aggregate total return of a             Revolution Access
                                    mid cap U.S. domestic equity market index.  To do this, the      Revolution Extra
                                    Portfolio invests at least 80% of its net assets in the          Revolution Value
                                    common stocks in the S&P Mid Cap 400(R) Index(4) and
                                    securities that as a group behave in a manner similar to the index.

   Money Market Trust B             Seeks to obtain maximum current income consistent                Revolution Access
                                    with preservation of principal and liquidity.  To do this,       Revolution Extra
                                    the Portfolio invests in high quality, U.S. dollar               Revolution Value
                                    denominated money market instruments.                            Patriot
                                                                                                     Declaration

   Optimized All Cap Trust          Seeks long-term growth of capital. To do this, the               Revolution Access
   (formerly "Growth & Income       Portfolio invests at least 65% of its total assets in equity     Revolution Extra
   Trust")                          securities of large, mid and small-cap U.S. companies with       Revolution Value
                                    strong industry position, leading market share, proven           Patriot
                                    management and strong financials.                                Declaration

   Small Cap Index Trust            Seeks to approximate the aggregate total return of a small       Revolution Access
                                    cap U.S. domestic equity market index. To do this, the           Revolution Extra
                                    Portfolio invests at least 80% of its net assets in the          Revolution Value
                                    common stocks in the Russell 2000(R) Index(5) and securities that as a group behave in a manner similar to the index.

   Total Stock Market Index Trust   Seeks to approximate the aggregate total return of a             Revolution Access
                                    broad-based U.S. domestic equity market index. To do this,       Revolution Extra
                                    the Portfolio invests at least 80% of its net assets in the      Revolution Value
                                    common stocks in the Dow Jones Wilshire 5000(R) Index and
                                    securities that as a group will behave in a manner similar to the index. (6)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                Seeks maximum total return, consistent with                      Revolution Access
                                    preservation of capital and prudent investment management.       Revolution Extra
                                    To do this, the Portfolio invests at least 80% of its net        Revolution Value
                                    assets in fixed income instruments, futures contracts            Patriot
                                    (including related options) with respect to such securities and options on such securities.

   Total Return Trust               Seeks maximum total return, consistent with                      Revolution Access
                                    preservation of capital and prudent investment management.       Revolution Extra
                                    To do this, the Portfolio invests at least 65% of its total      Revolution Value
                                    assets in a diversified Portfolio of fixed income
                                    instruments of varying maturities which may be represented by forwards or derivatives.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index       Seeks to track the performance of a broad-based equity index     Revolution Access
   Trust B                          of foreign companies primarily in developed countries and,       Revolution Extra
                                    to a lesser extent, in emerging market countries. To do          Revolution Value
                                    this, the Portfolio invests at least 80% of its assets in        Patriot
                                    securities listed in the Morgan Stanley Capital
                                    International All CountryWorld Excluding U.S. Index.(7)
T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust           Seeks to provide long-term growth of capital. Current            Revolution Access
                                    income is a secondary objective. To do this, the Portfolio       Revolution Extra
                                    invests at least 80% of its net assets in the common stocks      Revolution Value
                                    of large and medium-sized blue chip growth companies that        Patriot
                                    are well established in their industries.

   Equity-Income Trust              Seeks to provide substantial dividend income and also            Revolution Access
                                    long-term capital appreciation. To do this, the Portfolio        Revolution Extra
                                    invests at least 80% of its net assets in equity securities,     Revolution Value
                                    with 65% in common stocks of well-established companies          Patriot
                                    paying above-average dividends.

   Health Sciences Trust            Seeks long-term capital appreciation. To do this,                Revolution Access
                                    the Portfolio invests at least 80% of its net assets in          Revolution Extra
                                    common stocks of companies engaged in the research,              Revolution Value
                                    development, production, or distribution of products or
                                    services related to health care, medicine, or the life
                                    sciences.

   Mid Value Trust                  Seek long-term capital appreciation.  To do this, the            Revolution Access
                                    Portfolio invests at least 80% of its net assets in a            Revolution Extra
                                    diversified mix of common stocks of mid size U.S. companies      Revolution Value
                                    that are believed to be undervalued by various measures and      Patriot
                                    offer good prospects for capital appreciation.

WELLINGTON MANAGEMENT COMPANY, LLP
   Mid Cap Stock Trust              Seeks long-term growth of capital. To do this, the               Revolution Access
                                    Portfolio invests at least 80% of its net assets in equity       Revolution Extra
                                    securities of medium-sized companies with significant            Revolution Value
                                    capital appreciation potential.

   Small Cap Growth Trust           Seeks long-term capital appreciation. To do this,                Revolution Access
                                    the Portfolio invests at least 80% of its net assets in          Revolution Extra
                                    small-cap companies that are believed to offer above-average     Revolution Value
                                    potential for growth in revenues and earnings.                   Patriot
                                                                                                     Declaration

   Small Cap Value Trust            Seeks long-term capital appreciation. To do this,                Revolution Access
                                    the Portfolio invests at least 80% of its net assets in          Revolution Extra
                                    small-cap companies that are believed to be undervalued.         Revolution Value

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust                 Seeks to realize an above-average total return over a            Revolution Access
                                    market cycle of three to five years, consistent with             Revolution Extra
                                    reasonable risk. To do this, the Portfolio invests at least      Revolution Value
                                    80% of its net assets in high yield securities, including        Patriot
                                    corporate bonds, preferred stocks and U.S. Government and
                                    foreign securities.



(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.



(2) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.



(3) Declaration Management and Research LLC is also a subadvisor for Managed Trust.



(4) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. The S&P 500(R) is an unmanaged index representing 500 of the largest companies in the U.S. As of February 29, 2008, the mid cap range for S&P 500(R) was from $744 million to $468.29 billion, and for the S&P MidCap 400(R), was $302 million to $11.13 billion.



(5) "Russell 2000(R)" is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 29, 2008, the market capitalizations of companies included in the Russell 2000(R) Index ranged was from $25 million to $7.68 billion.



(6) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 29, 2008, the market capitalizations of companies included in the Dow Jones Wilshire 5000 ranged from $25 million to $468.29 billion.



(7) MSCI All CountryWorld ex-US IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 29, 2008, the market capitalization range of the Index was $56 million to $309 billion.

                          VI. Fixed Investment Options

All of JHVLICO's general assets (discussed above) support its obligations under the Fixed Investment Options (as well as all of its other obligations and liabilities). To hold the assets that support primarily the Fixed Investment Options, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to the Fixed Investment Options belong to us; any favorable investment performance on the assets allocated to the Fixed Investment Options belongs to us. Instead, you earn interest at the guaranteed interest rate of the Fixed Investment Option you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected Fixed Investment Option.

HOW THE FIXED INVESTMENT OPTIONS WORK

Amounts you allocate to the Fixed Investment Options earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the Fixed Investment Option, we will automatically transfer its total value to a Money Market Variable Investment Option under your Contract, unless you elect to:

     -    withdraw all or a portion of any such amount from the Contract;

     - allocate all or a portion of such amount to a new Fixed Investment Option or periods of the same or different duration as the expiring Fixed Investment Option; or

     - allocate all or a portion of such amount to one or more of the Variable Investment Options.

You must notify us of any such election, by mailing a request to us at the Annuities Service Center at least 30 days prior to the end of the expiring Fixed Investment Option. We will notify you of the end of the Fixed Investment Option at least 30 days prior to its expiration. The first day of the new Fixed Investment Option or other reallocation will begin the day after the end of the expiring Fixed Investment Option.

We currently make available Fixed Investment Options with durations of five years. For Contracts issued before September 30, 2002, however, we may permit you to select different durations. If you select any Fixed Investment Option with a duration that extends beyond your Contract's Maturity Date, your maturity date will automatically be changed to the Annuitant's 95th birthday (or a later date, if we approve). We reserve the right to add or delete Fixed Investment Options for new allocations to or from those that are available at any time.

GUARANTEED INTEREST RATES

Each Fixed Investment Option has its own guaranteed interest rate. We may, at our discretion, change the guaranteed rate for future Fixed Investment Options. These changes will not affect the guaranteed rates being paid on Fixed Investment Options that have already commenced. Each time you allocate or transfer money to a Fixed Investment Option, a new Fixed Investment Option, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period.

We make the final determination of guaranteed rates and Fixed Investment Options to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future Fixed Investment Options.

You may obtain information concerning the guaranteed rates applicable to the various Fixed Investment Options, and the durations of the Fixed Investment Options offered at any time by calling the Annuities Service Center.

CALCULATION OF MARKET VALUE ADJUSTMENT ("MVA")

If you withdraw, surrender, transfer, or otherwise remove money from a Fixed Investment Option prior to its expiration date, we will apply a market value adjustment.

A market value adjustment also generally applies to:

     -    death benefits pursuant to your Contract;

     -    amounts you apply to an Annuity Option; and

     -    amounts paid in a single sum in lieu of an annuity.

The market value adjustment increases or decreases your remaining value in the Fixed Investment Option. If the value in that Fixed Investment Option is insufficient to pay any negative MVA, we will deduct any excess from the value in your other Investment Options pro-rata based on the value in each. If there is insufficient value in your other Investment Options, we will in no event pay out more than the surrender value of the Contract.

Here is how the MVA works:

We compare:

     - the guaranteed rate of the Fixed Investment Option from which the assets are being taken WITH;

     - the guaranteed rate we are currently offering for Fixed Investment Options of the same duration as remains on the Fixed Investment Option from which the assets are being taken.

If the first rate exceeds the second by more than 1/2%, the market value adjustment produces an increase in your Contract's value.

If the first rate does not exceed the second by at least 1/2%, the market value adjustment produces a decrease in your Contract's value.

For this purpose, we consider that the amount withdrawn from the Fixed Investment Option includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

The mathematical formula and sample calculations for the market value adjustment appear in Appendix A.

WHAT ADDITIONAL GUARANTEE APPLIES TO THE FIXED INVESTMENT OPTIONS UNDER MY CONTRACT?

JHVLICO's ultimate corporate parent, Manulife Financial Corporation ("MFC"), has guaranteed JHVLICO's obligations with respect to any Fixed Investment Options you elect (the "MFC Subordinated Guarantee"). The MFC Subordinated Guarantee will apply unless and until we notify you otherwise. (If we give you such notice, however, the MFC Subordinated Guarantee would remain in effect for all guarantee periods under the Fixed Investment Options that had already started, and would be inapplicable only to guarantee periods starting after the date of such notice.) The MFC Subordinated Guarantee does not relieve JHVLICO of any obligations under your Contract -- it is in addition to all of the rights and benefits that the Contract provides. There is no charge or cost to you for the MFC Subordinated Guarantee, and there are no disadvantages to you of having this additional guarantee.

John Hancock Financial Services, Inc. ("JHFS") guaranteed JHVLICO Fixed Investment Option guarantee periods that began prior to June 29, 2005 (the "JHFS Guarantee"). The JHFS Guarantee does not apply to Fixed Investment Option guarantee periods that began on or after June 29, 2005.

Under the rules of the United States Securities and Exchange Commission ("SEC"), the MFC Subordinated Guarantee relieves us of our obligation to file with the SEC annual, quarterly and current reports on Form 10-K, Form 10-Q and Form 8-K, respectively, and thereby saves us the expense of being an SEC reporting company. MFC is a company organized under the laws of Canada and its common shares are listed principally on the Toronto Stock Exchange and the New York Stock Exchange. MFC files with the SEC annual and current reports on Forms 40-F and 6-K, respectively. MFC's consolidated financial statements include information about JHFS and us in a footnote containing condensed consolidating financial information with separate columns for MFC, JHFS, JHVLICO and other subsidiaries of MFC, together with consolidating adjustments.

Similarly, we and JHFS implemented the JHFS Guarantee in order to save us the expenses of being a public company. JHFS was our ultimate corporate parent and a publicly-traded company that filed annual and quarterly reports with the SEC. In April 2004, JHFS was merged with a subsidiary of MFC.

WHAT ARE THE TERMS OF THE MFC SUBORDINATED GUARANTEE? MFC guarantees your full interest in any Fixed Investment Option. This means that, if we fail to honor any valid request to surrender, transfer, or withdraw any amount from a guarantee period, or fail to allocate amounts from a Fixed Investment Option to an Annuity Option when it is obligated to do so, MFC guarantees the full amount that you would have received, or value that you would have been credited with, had we fully met our obligations under your Contract with respect to such Fixed Investment Option. If we fail to pay any amount that becomes payable under the Contract upon the death of an owner or Annuitant, MFC guarantees the unpaid amount, up to the Contract Value in any Fixed Investment Option on the date of death, increased by any accrued but uncredited interest attributable thereto and increased by any upward market value adjustment that would have been payable upon any surrender of the Contract at that time (but not decreased by any negative market value adjustment). If we fail to make payment when due of any amount that is guaranteed by MFC, you could directly request MFC to satisfy our obligation, and MFC must do so. You would not have to make any other demands on us as a precondition to making a claim against MFC under the MFC Subordinated Guarantee.

The MFC Subordinated Guarantee constitutes an unsecured obligation of MFC as guarantor, and is subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinated to the MFC Subordinated Guarantee, and effectively rank senior to MFC's preferred and common shares.

HOW CAN I FIND ADDITIONAL INFORMATION ABOUT MFC? MFC is subject to the information requirements of the U.S. Securities Exchange Act of 1934, as amended (the "Exchange Act"), and, in accordance with the Exchange Act, files reports and other information with the SEC. Under a multi-jurisdictional disclosure system adopted by the United States and Canada, these reports and other information (including financial information) may be prepared in accordance with the disclosure requirements of Canada, which are different from those of the United States.

You may read and copy any reports, statements or other information filed by MFC at the SEC's Public Reference Room, Station Place, 100 F Street, N.E., Washington, D.C. 20549. Please call the SEC at 1-800-SEC-0330 for further information on the operation of the Public Reference Room. You can also inspect reports, proxy statements and other information about MFC at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

You may also obtain copies of this information by mail from the Public Reference Section of the SEC, Station Place, 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates, or from commercial document retrieval services. The SEC maintains a website that contains reports, proxy statements and other information, including those filed by MFC, at http://www.sec.gov. You may also access the SEC filings and obtain other information about MFC through the website maintained by MFC, which is http://www.manulife.com. The information contained in that website is not incorporated by reference into this Prospectus.

MFC and JHVLICO filed a joint registration statement on Form F-3 with the SEC in respect of the MFC guarantee described in this Prospectus. This Prospectus is a part of that registration statement. As permitted by SEC rules, this Prospectus does not contain all the information you can find in the registration statement. The SEC allows MFC to "incorporate by reference" information into this Prospectus, which means that we can disclose important information to you by referring you to other documents filed separately with the SEC.

The information incorporated by reference is deemed to be part of this Prospectus, except for any information superseded by information in this Prospectus. These documents contain important information about the companies and their financial condition.

MFC incorporates by reference the documents listed below, which were filed with the SEC.


(a)  MFC's Reports of Foreign Issuer on Form 6-K filed March 28, 2008; and



(b) MFC's Annual Report on Form 40-F for the year ended December 31, 2007, as filed on March 27, 2008.



(c) MFC's Annual Report on Form 40-F for the year ended December 31, 2006, as filed on March 27, 2007.


Copies of the documents incorporated in this Prospectus by reference may be obtained on request without charge from:

                         Manulife Financial Corporation
                            ATTN: Corporate Secretary
                          200 Bloor Street East, NT-10
                         Toronto, Ontario Canada M4W 1E5
                            Telephone: (416) 926-3000

Any annual reports on Form 20-F, Form 40-F or Form 10-K, any reports on Form 10-Q or Form 8-K, other than current reports furnished to the SEC pursuant to
Item 2.02 or Item 7.01 of Form 8-K, and any Form 6-K specifying that it is being incorporated by reference in this Prospectus, as well as all Prospectus supplements disclosing additional or updated information, filed by MFC with the SEC subsequent to the date of this Prospectus shall be deemed to be incorporated by reference into this Prospectus.

ANY STATEMENT CONTAINED IN THIS PROSPECTUS OR IN A DOCUMENT INCORPORATED OR DEEMED TO BE INCORPORATED BY REFERENCE IN THIS PROSPECTUS SHALL BE DEEMED TO BE MODIFIED OR SUPERSEDED FOR PURPOSES OF THIS PROSPECTUS TO THE EXTENT THAT A STATEMENT CONTAINED IN THIS PROSPECTUS OR IN ANY OTHER SUBSEQUENTLY FILED DOCUMENT WHICH ALSO IS OR IS DEEMED TO BE INCORPORATED BY REFERENCE IN THIS PROSPECTUS MODIFIES OR SUPERSEDES SUCH PRIOR STATEMENT. ANY STATEMENT OR DOCUMENT SO MODIFIED OR SUPERSEDED SHALL NOT, EXCEPT TO THE EXTENT SO MODIFIED OR SUPERSEDED, BE INCORPORATED BY REFERENCE AND CONSTITUTE A PART OF THIS PROSPECTUS.

YOU SHOULD RELY ON THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT AND ON THE OTHER INFORMATION INCLUDED IN THE REGISTRATION STATEMENT OF WHICH THIS PROSPECTUS FORMS A PART. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT OR ADDITIONAL INFORMATION. WE ARE NOT MAKING AN OFFER OF THE MFC GUARANTEES COVERED BY THIS PROSPECTUS IN ANY JURISDICTION WHERE THE OFFER IS NOT PERMITTED BY LAW. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS OR ANY APPLICABLE PROSPECTUS SUPPLEMENT, AS THE CASE MAY BE.

                          VII. The Accumulation Period

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each Purchase Payment or transfer that you allocate to a Variable Investment Option purchases accumulation units of that Variable Investment Option. Similarly, each withdrawal or transfer that you take from a Variable Investment Option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                          dollar amount of transaction
                                   DIVIDED BY
                value of one accumulation unit for the applicable
                 Variable Investment Option at the time of such
                                   transaction


The value of each accumulation unit will change daily depending upon the investment performance of the Portfolio that corresponds to that Variable Investment Option and certain charges we deduct from such Investment Option. (See below under "Variable Investment Option Valuation Procedures.")


Therefore, at any time prior to the Maturity Date, the total value of your Contract in a Variable Investment Option can be computed according to the following formula:

                  number of accumulation units in the Variable
                               Investment Options
                                      TIMES
                     value of one accumulation unit for the
                  applicable Variable Investment Option at that
                                      time

YOUR VALUE IN THE FIXED INVESTMENT OPTIONS

On any date, the total value of your Contract in a Fixed Investment Option equals:

- the amount of Purchase Payments or transferred amounts allocated to the Fixed Investment Option, MINUS

- the amount of any withdrawals or transfers paid out of the Fixed Investment Option, MINUS

- the amount of any negative market value adjustments resulting from such withdrawals or transfers, PLUS

- the amount of any positive market value adjustments resulting from such withdrawals and transfers, MINUS

- the amount of any charges and fees deducted from that Fixed Investment Option, PLUS

- interest compounded daily on any amounts in the Fixed Investment Option from time to time at the effective annual rate of interest we have declared for that Fixed Investment Option.

                            VIII. The Annuity Period

Annuity payments are made to the Annuitant, if still living. If more than one Annuitant is living at the Maturity Date, the payments are made to the younger of them.

MATURITY DATE

Your Contract specifies the Maturity Date, when payments from one of our Annuity Options are scheduled to begin. You initially choose a Maturity Date when you complete your application for a Contract. Unless we otherwise permit, the Maturity Date must be:

     - at least 6 months after the date the first Purchase Payment is applied to your Contract; and

     -    no later than the maximum age specified in your Contract (normally age
          95).


Subject always to these requirements, you may subsequently change the Maturity Date. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Also, if you are selecting or changing your Maturity Date for a Contract issued under a Qualified Plan, special limits apply (see "X. Federal Tax Matters"). The Annuities Service Center must receive your new selection at least 31 days prior to the new Maturity Date.


CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

During the Annuity Period, the total value of your Contract must be allocated to no more than four Investment Options. During the Annuity Period, we do not offer the Fixed Investment Options. Instead, we offer annuity payments on a fixed basis as one Investment Option, and annuity payments on a variable basis for EACH Variable Investment Option.

We will generally apply (1) amounts allocated to the Fixed Investment Options as of the Maturity Date to provide annuity payments on a fixed basis and (2) amounts allocated to Variable Investment Options to provide annuity payments on a variable basis. If you are using more than four Investment Options on the Maturity Date, we will divide your Contract's value among the four Investment Options with the largest values (considering all Fixed Investment Options as a single option), pro-rata based on the amount of the total value of your Contract that you have in each.

We will make a market value adjustment to any remaining Fixed Investment Option amounts on the Maturity Date, before we apply such amounts to an annuity payment option. We will also deduct any premium tax charge.

Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION

Each Contract provides, at the time of its issuance, for annuity payments to commence on the Maturity Date pursuant to Option A: "Life Annuity with Payments for a Guaranteed Period" for a 10 year period on a fixed basis (discussed under "Annuity Options".)

Prior to the Maturity Date, you may select a different Annuity Option. However, if the total value of your Contract on the Maturity Date is not at least $5,000, Option A: "Life Annuity with Payments for a Guaranteed Period" for the 10 year period will apply, regardless of any other election that you have made. You may not change the form of Annuity Option once payments commence.

If the initial monthly payment under an Annuity Option would be less than $50, we may make a single sum payment equal to the total surrender value of your Contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

Subject to that $50 minimum limitation, your Beneficiary may elect an Annuity Option if:

     -    you have not made an election prior to the Annuitant's death;

     - the Beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

     - the Beneficiary notifies us of the election prior to the date the proceeds become payable.

VARIABLE MONTHLY ANNUITY PAYMENTS

We determine the amount of the first variable monthly payment under any Variable Investment Option by using the applicable annuity purchase rate for the Annuity Option under which the payment will be made. The Contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the Annuitant or other payee.

The amount of each subsequent variable annuity payment under that Variable Investment Option depends upon the investment performance of that Variable Investment Option.

Here's how it works:

     - We calculate the actual net investment return of the Variable Investment Option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

     - If that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

     - If the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

TRANSFERS DURING THE ANNUITY PERIOD


Some transfers are permitted during the Annuity Period, but subject to different limitations than during the Accumulation Period. Once annuity payments on a variable basis have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of ANNUITY UNITs being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new sub-account selected. Once annuity payments begin, no transfers may be made from payments on a fixed basis to payments on a variable basis or from payments on a variable basis to payments on a fixed basis. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


FIXED MONTHLY ANNUITY PAYMENTS

The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the Annuity Option selected. To determine such dollar amounts we first, in accordance with the procedures described above, calculate the amount to be applied to the FIXED ANNUITY Option as of the Maturity Date. We then subtract any applicable premium tax charge, if applicable, and divide the difference by $1,000.

We then multiply the result by the greater of:

     - the applicable Fixed Annuity purchase rate shown in the appropriate table in the Contract; or

     - the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the Annuitant, unless prohibited by law).

ANNUITY OPTIONS

Here are some of the Annuity Options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those Annuity Options listed here and in your Contract.

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your Beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guaranteed period to a contingent payee, subject to the terms of any supplemental agreement issued.

Federal income tax requirements currently applicable to Contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated Beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

OPTION C - JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

OPTION D - JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

OPTION E - LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

OPTION F - INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

OPTION G - INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the Contract.

With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only Fixed Annuity payments. Payments under Options F and G must continue for 10 years, unless your Contract has been in force for 5 years or more.

If the payee is more than 85 years old on the Maturity Date, the following two options are not available without our consent:

     - Option A: "Life Annuity with Payments for a Guaranteed Period" for the 5 year period and

     -    Option B: "Life Annuity without Further Payment on Death of Payee."

               IX. Variable Investment Option Valuation Procedures

We compute the net investment return and accumulation unit values for each Variable Investment Option as of the end of each Business Day. A Business Day is any date on which the New York Stock Exchange is open for regular trading. Each Business Day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a Business Day, the accumulation unit value or Annuity Unit value will be the same as the value at the close of the next following Business Day.

                             X. Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.


The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.


For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


As mentioned above, amounts received in either a partial withdrawal or full surrender are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in either a partial withdrawal or full surrender could be greater or less depending on how the market value adjustment is treated.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or


     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Non-Qualified Contracts


IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISER. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.


Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.


The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.


We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS


(Contracts Purchased for a Qualified Plan, including IRAs)



The Contracts are also available for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix E of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.


The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.


Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.


These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Rollovers and Transfers



If permitted under your plan, you may make take a distribution:



     - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;



     - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;



     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA;



     - from a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and make a "tax-free" rollover to any such plans.



In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. A beneficiary who is not your surviving spouse may take the amount distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return. This type of rollover is taxable.



In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.



Withholding on Rollover Distributions



Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. A direct Transfer to a Roth IRA, however, will be treated as an eligible rollover distribution which may be subject to withholding. (See "Conversions and Rollovers to Roth IRAs," below.)



If you take a distribution from a Qualified Contract, we may have to take a withdrawal from your Contract Value, withhold it from you, and remit to the IRS. The amount we may be required to withhold is up to 20% of the taxable gain in the Contract. We treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read "What Other Optional Benefits May Have Been Available to Me Under a Contract?" in "IV. Basic Information" earlier in this Prospectus for information about the impact of withdrawals on optional benefit Riders.



We do not need to withhold amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another tax-qualified retirement plan. Similarly, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you, if you wish to purchase a Qualified Contract. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU PURCHASED A CONTRACT FOR USE WITH A TAX-QUALIFIED RETIREMENT PLAN.



Conversions and Rollovers to Roth IRAs



You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:



     -    you have adjusted gross income over $100,000; or



     -    you are a married tax payer filing a separate return.



The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.



If you convert a Contract issued as a traditional IRA (or other type of Qualified Contract, if permitted under your plan) to a Roth IRA, or instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you do instruct us to withhold for taxes when converting an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in a reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read "What Other Optional Benefits May Have Been Available to Me Under a Contract?" in "IV. Basic Information" earlier in this Prospectus for information about the impact of withdrawals on optional benefit Riders.



You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.





Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                           XI. Performance Information

We may advertise total return information about investments made in the Variable Investment Options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable Variable Investment Option.

Total return at the Account level is the percentage change between:

     - the value of a hypothetical investment in a Variable Investment Option at the beginning of the relevant period, and

     -    the value at the end of such period.

At the Account level, total return reflects adjustments for any:

     -    mortality and expense risk charges,

     -    administrative charge,

     -    annual Contract fee, and

     - withdrawal charge payable if the Owner surrenders his Contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit Riders. Total return at the Account level will be lower than that at the Trust level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any Contract fee or withdrawal charge and it may be for additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market Investment Option. Current yield refers to the income earned on your investment in the Money Market Investment Option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, if applicable, or any charge for optional benefit Riders.

                                  XII. Reports

At least annually, we will send you (1) a report showing the number and value of the accumulation units in your Contract and (2) the financial statements of the Trust.

                             XIII. Voting Privileges


At meetings of the Portfolios' shareholders, we will generally vote all the shares of each Portfolio that we hold in the Account in accordance with instructions we receive from the Owners of Contracts that participate in the corresponding Variable Investment Option.

                              XIV. Certain Changes

CHANGES TO THE SEPARATE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval,

     - to transfer assets that we determine to be your assets from the Separate Account to another separate account or Investment Option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions;

     -    to add or delete Variable Investment Options;

     -    to change the underlying investment vehicles;

     -    to operate the Separate Account in any form permitted by law; and

     - to terminate the Separate Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of Owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any Contract charges, or an increase in a credited interest rate for a Fixed Investment Option. The affected Contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the Contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the Contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

     -    the size of the initial Purchase Payment;

     -    the size of the group or class,

     - the total amount of Purchase Payments expected to be received from the group or class and the manner in which the Purchase Payments are remitted;

     - the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

     - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time. Any variation in charges, rates, or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

                          XV. Distribution of Contracts

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company and an affiliate of ours, is the principal underwriter and distributor of the Contract interests offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD").



We offered the Contract for sale through broker-dealers that entered into selling agreements for the sale of the Contracts. Broker-dealers sold the Contract through their registered representatives who have been appointed by us to act as our insurance agents. Signator Investors, Inc. ("Signator"), a subsidiary of John Hancock Life Insurance Company, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contract.


JH Distributors may pay on-going compensation to broker-dealers in connection with the sale or servicing of a Contract of the Contract. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. We do not expect the total compensation paid to such broker-dealers (including Signator) and financial institutions to exceed 7.0% (8.0% for REVOLUTION EXTRA, REVOLUTION ACCESS, AND REVOLUTION VALUE VARIABLE ANNUITIES) of Purchase Payments (on a present value basis) for sales of the Contracts described in this Prospectus. We may also reimburse Signator for direct and indirect expenses actually incurred in connection with the distribution of these Contracts.

Signator representatives may have received additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of Contracts issued by us. From time to time, Signator, at its expense, may also have provided significant additional amounts to broker dealers or other financial services firms which sold or arranged for the sale of the Contracts. Such compensation may have included, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may have been motivated to sell our Contracts instead of Contracts issued by other insurance companies.

We or our affiliates may provide compensation to broker-dealers for providing on-going service in relation to Contracts that have already been purchased. The amount and timing of compensation we or our affiliates may provide may vary, but total compensation paid to broker-dealers with respect to the Contracts is not expected to exceed the amount of compensation for distribution of the Contracts as described in this Prospectus.

             APPENDIX A: Details About Our Fixed Investment Options

INVESTMENTS THAT SUPPORT OUR FIXED INVESTMENT OPTIONS

We back our obligations under the Fixed Investment Options with JHVLICO's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the Fixed Investment Options). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

     -    corporate bonds;

     -    mortgages;

     -    mortgage-backed and asset-backed securities; and

     -    government and agency issues.

We invest primarily in domestic investment-grade securities. In addition, we use derivative Contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

GUARANTEED INTEREST RATES

We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected Fixed Investment Option at the time we:

     -    receive your Purchase Payment;

     -    effectuate your transfer; or

     -    renew your Fixed Investment Option.

We have no specific formula for establishing the guaranteed rates for the Fixed Investment Options. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the Fixed Investment Option. In determining guarantee rates, we may also consider, among other factors, the duration of the Fixed Investment Option, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

COMPUTATION OF MARKET VALUE ADJUSTMENT

We determine the amount of the market value adjustment by multiplying the amount being taken from the Fixed Investment Option (before any applicable withdrawal charge, if any is applicable) by a factor expressed by the following formula:

                                               n
                                              --
                                              12
                                      (1+g)
                                   (---------)   - 1
                                   (1+c+0.005)

where,

G is the guaranteed rate in effect for the current Fixed Investment Option. C is the current guaranteed rate in effect for new Fixed Investment Options with duration equal to the number of years remaining in the current Fixed Investment Option (rounded to the nearest whole number of years). If we are not currently offering such a Fixed Investment Option, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available. N is the number of complete months from the date of withdrawal to the end of the current Fixed Investment Option. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the Fixed Investment Option, in which case no adjustment applies.)

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

Amount withdrawn or transferred                 $10,000
Guarantee period                                5 years
Time of withdrawal or transfer                  beginning of 3rd year of guaranteed period
Guaranteed rate (g)                             4%
Guaranteed rate for new 3 year guarantee (c)    3%
Remaining guarantee period (n)                  36 months

Market Value Adjustment:

                          [                    36    ]
                          [                    --    ]
                          [                    12    ]
                          [     (1 + 0.04)           ]
                10,000 x  [ (----------------)   - 1 ] = 145.63
                          [ (1 + 0.03 + 0.005)       ]

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000 + $145.63 = $10,145.63

* All interest rates have been arbitrarily chosen for purposes of this example. In most cases they will bear little or no relation to the rates we actually guaranteeing at the time.

SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred                $10,000
Guarantee period                               5 years
Time of withdrawal or transfer                 beginning of 3rd year of guaranteed period
Guaranteed rate (g)                            4%
Guaranteed rate for new 3 year guarantee (c)   5%
Remaining guarantee period (n)                 36 months

Market Value Adjustment:

                          [                    36    ]
                          [                    --    ]
                          [                    12    ]
                          [     (1 + 0.04)           ]
                10,000 x  [ (----------------)   - 1 ] = -420.50
                          [ (1 + 0.05 + 0.005)       ]

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000
- $420.50 = $9,579.50

* All interest rates shown have been arbitrarily chosen for purposes of this example. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

             APPENDIX B: Examples of Withdrawal Charge Calculations

DECLARATION AND PATRIOT VARIABLE ANNUITIES

Assume the Following Facts:

On January 1, 1997, you make a $5000 initial Purchase Payment and we issue you a Contract.
On January 1, 1998, you make a $1000 Purchase Payment.
On January 1, 1999, you make a $1000 Purchase Payment.
On January 1, 2000, the total value of your Contract is $9000 because of good investment earnings.

Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 2000. In this case, assuming no prior withdrawals, we would deduct a CDSL of $272.23. We withdraw a total of $6272.23 from your Contract.

$ 6,000.00 - withdrawal request payable to you
+   272.23 - withdrawal charge payable to us
  --------
$ 6,272.23 - total amount withdrawn from your Contract

Here Is How We Determine the Withdrawal Charge:

     (1) We FIRST reduce your $5000 INITIAL PURCHASE PAYMENT by the three annual $30 Contract fees we assessed on January 1, 1998, 1999, and 2000. We withdraw the remaining $4910 from your Contract.

$5,000
-   30 -- 1998 Contract fee payable to us
-   30 -- 1999 Contract fee payable to us
-   30 -- 2000 Contract fee payable to us
------
$4,910 -- amount of your initial Purchase Payment we would consider to be withdrawn

Under the free withdrawal provision, we deduct 10% of the total value of your Contract at the beginning of the Contract Year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial Purchase Payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $200.50 from your Contract to cover the withdrawal charge on your initial Purchase Payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.

$4,910.00
-     900 - free withdrawal amount (payable to you)
---------
$   4,010
x     .05
$  200.50 - withdrawal charge on initial Purchase Payment (payable to us)

$4,010.00
-  200.50
$3,809.50 - part of withdrawal request payable to you

     (2) We NEXT deem the entire amount of your 1998 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your Contract to cover the withdrawal charge on your 1998 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.

$ 1,000
x   .05
-------
$    50 - withdrawal charge on 1998 Purchase Payment (payable to us)

$ 1,000
-    50
-------
$   950 - part of withdrawal request payable to you

     (3) We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3809.50 from your initial Purchase Payment, and $950 from your 1998 Purchase Payment. Therefore, $340.50 is needed to reach $6000.

$ 6,000.00 - total withdrawal amount requested
-   900.00 - free withdrawal amount
- 3,809.50 - payment deemed from initial Purchase Payment
-   950.00 - payment deemed from 1998 Purchase Payment
$   340.50 - additional payment to you needed to reach $6000

We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 1999. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed -- [applicable withdrawal charge percentage times withdrawal needed]

$   340.50      = x -- [.06x]
$   340.50      = .94x
$   340.50/0.94 = X
$   362.23      = X

$   362.23 - deemed withdrawn from 1999 Purchase Payment
$ - 340.50 - part of withdrawal request payable to you
----------
$    21.73 - withdrawal charge on 1999 Purchase Payment deemed withdrawn
             (payable to us)

$   200.50 - withdrawal charge on the INITIAL PURCHASE PAYMENT
$ +  50.00 - withdrawal charge on the 1998 PURCHASE PAYMENT
$ +  21.73 - withdrawal charge on the 1999 PURCHASE PAYMENT
----------
$   272.23 - Total withdrawal charge

EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS - CONTINUED

Revolution Extra Variable Annuities

Assume the Following Facts:

     - On January 1, 2001, you make a $5,000 initial Purchase Payment and we issue you a Contract.

     -    On January 1, 2002, you make a $1,000 Purchase Payment.

     -    On January 1, 2003, you make a $1,000 Purchase Payment.

     - On January 1, 2004, the total value of your Contract is $7,500 because of the extra credits and favorable investment earnings.

Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2004. In this case, assuming no prior withdrawals, we would deduct a CDSL of $474.19. We withdraw a total of $7,474.19 from your Contract.

$7,000.00 -- withdrawal request payable to you
+  474.19 -- withdrawal charge payable to us
---------
$7,474.19 -- total amount withdrawn from your Contract

Here Is How We Determine the Withdrawal Charge:

(1) We first distribute to you the $500 profit you have in your Contract ($7,500 total Contract Value less $7,000 of Purchase Payments you have paid) under the free withdrawal provision.

(2) Next we repay to you the $5,000 Purchase Payments you paid in 2001 Under the free withdrawal provision, $200 of that Purchase Payment is charge free ($7,000 total Purchase Payments paid x 10%; less the $500 free withdrawal in the same Contract Year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2001 Purchase Payment. Because you made that Purchase Payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $336 from your Contract to cover the withdrawal charge on your 2001 Purchase Payment. We pay the remainder of $4,464 to you as a part of your withdrawal request.

$ 5,000

-   200 -- free withdrawal amount (payable to you)
-------
$ 4,800
x   .07
$   336 -- withdrawal charge on 2001 Purchase Payment (payable to us)

$ 4,800
-   336
-------
$ 4,464 -- part of withdrawal request payable to you

(1) We NEXT deem the entire amount of your 2002 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $70 from your Contract to cover the withdrawal charge on your 2002 Purchase Payment. We pay the remainder of $930 to you as a part of your withdrawal request.

$ 1,000
x   .07
-------
$    70 -- withdrawal charge on 2002 Purchase Payment (payable to us)

$ 1,000
-    70
-------
$   930 -- part of withdrawal request payable to you

Revolution Extra Variable Annuities - continued

(2) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,464 from your 2001 Purchase Payment under paragraph 2, and $930 from your 2003 Purchase Payment under paragraph 3. Therefore, $906 is needed to reach $7,000.

$ 7,000 -- total withdrawal amount requested
-   500 -- profit
-   200 -- free withdrawal amount
- 4,464 -- payment deemed from initial Purchase Payment
-   930 -- payment deemed from initial Purchase Payment
-------
$   906 -- additional payment to you needed to reach $7,000

We know that the withdrawal charge percentage for this remaining amount is 7%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 2003. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed -- [applicable withdrawal charge percentage times withdrawal needed]

$906     =  x -- [.07x]
$906     =  .93x
$906/.93 =  X
$974.19  =  X

$974.19  -- deemed withdrawn from 2003 Purchase Payment
$906.00  -- part of withdrawal request payable to you
--------
$  68.19 -- withdrawal charge on 2003 Purchase Payment deemed withdrawn (payable to us)

EXAMPLES OF WITHDRAWAL CHARGE CALCULATIONS - CONTINUED

Revolution Value Variable Annuities

Assume the Following Facts:

     - On January 1, 2001, you make a $5,000 initial Purchase Payment and we issue you a Contract.

     -    On January 1, 2002, you make a $1,000 Purchase Payment.

     -    On January 1, 2003, you make a $1,000 Purchase Payment.

     - On January 1, 2004, the total value of your Contract is $7,500 because of favorable investment earnings.

Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2004. In this case, assuming no prior withdrawals, we would deduct a withdrawal charge of $289.36. We withdraw a total of $7,289.36 from your Contract.

$ 7,000.00 -- withdrawal request payable to you
+   289.36 -- withdrawal charge payable to us
$ 7,289.36 -- total amount withdrawn from your Contract

Here Is How We Determine the Withdrawal Charge:

(1) We FIRST distribute to you the $500 profit you have in your Contract ($7,500 total Contract Value less $7,000 of Purchase Payments you have paid) under the free withdrawal provision.

Next we repay to you the $5,000 Purchase Payments you paid in 2001. Under the free withdrawal provision, $200 of that Purchase Payment is charge free ($7,000 total Purchase Payments paid x 10%; less the $500 free withdrawal in the same Contract Year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2001 Purchase Payment. Because you made that Purchase Payment 3 years ago, the withdrawal charge percentage is 4%. We deduct the resulting $192 from your Contract to cover the withdrawal charge on your 2001 Purchase Payment. We pay the remainder of $4,608 to you as a part of your withdrawal request.

$ 5,000
-   200 -- free withdrawal amount (payable to you)
-------
$ 4,800
x   .04
-------
$   192 -- withdrawal charge on 2001 Purchase Payment (payable to us)

$ 4,800
-   192
-------
$ 4,608 -- part of withdrawal request payable to you

(2) We NEXT deem the entire amount of your 2002 PURCHASE PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this Purchase Payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your Contract to cover the withdrawal charge on your 2002 Purchase Payment. We pay the remainder of $950 to you as a part of your withdrawal request.

$ 1,000
x   .05
-------
$    50 -- withdrawal charge on 2002 Purchase Payment (payable to us)

$ 1,000
-    50
-------
$   950 -- part of withdrawal request payable to you

Revolution Value Variable Annuities - continued

(3) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,608 from your 2001 Purchase Payment under paragraph 2, and $950 from your 2003 Purchase Payment under paragraph 3. Therefore, $742 is needed to reach $7,000.

$ 7,000 -- total withdrawal amount requested
-   500 -- Profit
-   200 -- free withdrawal amount
- 4,608 -- payment deemed from initial Purchase Payment
-   950 -- payment deemed from 2002 Purchase Payment
-------
$   742 -- additional payment to you needed to reach $7,000

(4) We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all Purchase Payments you paid prior to 2003. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed -- [applicable withdrawal charge percentage times withdrawal needed]

$ 742.00     = x -- [.06x]
$ 742.00     = .94x
$ 742.00/.94 = X
$ 789.36     =  X

$ 789.36     -- Deemed withdrawn from 2003 Purchase Payment
$-742.00     -- part of withdrawal request payable to you
  ------
$  47.36     -- withdrawal charge on 2003 Purchase Payment deemed withdrawn
                (payable to us)

                  APPENDIX C: Optional Enhanced Death Benefits

DECLARATION AND PATRIOT VARIABLE ANNUITIES

"Stepped-Up" Death Benefit Rider

If you were under age 80 when you applied for your Contract, you may have elected to enhance the standard death benefit by purchasing a stepped-up death benefit. Under this benefit, if the Annuitant dies before the Contract's Maturity Date, we will pay the Beneficiary the greater of:

     -    the standard death benefit (described above); or

     - the highest total value of your Contract (adjusted by any market value adjustment) as of any anniversary of your Contract to date, PLUS any Purchase Payments you have made since that anniversary, MINUS any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

For these purposes, however, we count only those Contract anniversaries that occur (1) BEFORE we receive proof of death and any required settlement instructions and (2) BEFORE the Annuitant attains age 81 (80 1/2 for PATRIOT VARIABLE ANNUITIES).

You may have elected this benefit ONLY when you applied for the Contract and ONLY if this benefit is available in your state. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables. For a description of this charge, refer to "What Fees and Charges will be Deducted from My Contract?"

You should carefully review the tax considerations for optional benefit benefits section before selecting this optional benefit. For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.

Accidental Death Benefit Rider

If you are under age 80 when you apply for your Contract, you may elect to purchase an accidental death benefit. In addition to any other death benefit, this benefit provides a benefit upon the accidental death of the Annuitant prior to the earlier of:

     -    the Contract's Maturity Date; and

     -    the Annuitant's 80th birthday.

Under this benefit, the Beneficiary will receive an amount equal to the total value of the Contract as of the date of the accident, up to a maximum of $200,000. We will pay the benefit after we receive, at the Annuities Service
Center:

     -    proof of the Annuitant's death; and

     -    any required instructions as to method of settlement.

You may elect this benefit ONLY when you apply for the Contract. As long as the benefit is in effect, you will pay a monthly charge for this benefit as shown in the Fee Tables.

YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS BEFORE SELECTING THIS OPTIONAL BENEFIT RIDER. FOR A COMPLETE DESCRIPTION OF THE TERMS AND CONDITIONS OF THIS BENEFIT, YOU SHOULD REFER DIRECTLY TO THE RIDER. WE WILL PROVIDE YOU WITH A COPY UPON REQUEST. NOT ALL STATES ALLOW THIS BENEFIT.

REVOLUTION ACCESS, REVOLUTION EXTRA, AND REVOLUTION VALUE VARIABLE ANNUITIES

You may have elected a death benefit that differs from the standard death benefit by purchasing an optional death benefit Rider:

     - only if the Rider was available in your state when you applied for the Contract;

     - if you elected the Enhanced Death Benefit Rider, only if each Owner and each Annuitant was under age 80 at the time you applied for the Contract; and

     - if you elected the Earnings Enhancement Death Benefit Rider, only if each Owner and each Annuitant was under age 75 at the time you applied for the Contract.

We may have waived either or both of the last two restrictions for Contracts purchased prior to the date a Rider was available in your state.

As long as an optional death benefit Rider is in effect, you will pay the monthly charge shown in the Fee Tables for that benefit. The Rider and its related charges terminate on:

     -    the Contract's Maturity Date; or

     -    upon your surrendering the Contract; or

     - a change of ownership, except where a spousal Beneficiary continues the Rider after an Owner's death (we explain Contract continuation by a spouse in "Distributions Requirements Following Death of Owner".

In addition, you may terminate the Enhanced Death Benefit Rider at any time by providing written notification to us at the Annuities Service Center shown on the cover page. If you purchase an Earnings Enhancement Death Benefit Rider, however, you CANNOT request us to terminate the Rider and its charges.

Enhanced Death Benefit Rider

Under this benefit, we will pay the greatest of:

     -    the standard death benefit;

     - the amount of each Purchase Payment you have paid (but not including any extra credits), accumulated at 5% effective annual interest during the benefit's measuring period (less any partial withdrawals you have taken and not including any interest on such amounts after they are withdrawn); or

     - the highest total value of your Contract (adjusted by any market value adjustment) as of any anniversary of your Contract during the benefit's measuring period, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary.

The benefit's "measuring period" includes only those Contract anniversaries that occur (1) before we receive proof of death and (2) before the measuring life attains age 81. The benefit's "measuring life" is:

     - the Owner, if there is only one Owner under your Contract and the death benefit is payable because the Owner dies before the Maturity Date;

     - the oldest Owner, if there are joint Owners under your Contract and the death benefit is payable because either Owner dies before the Maturity Date;

     - the Annuitant, if there is only one Annuitant under your Contract and the death benefit is payable because the Annuitant dies before the Maturity Date;

     - the youngest Annuitant, if there are joint Annuitants under your Contract and the death benefit is payable because the surviving Annuitant dies during the Owner(s) lifetime(s) but before the Maturity Date.

If an Owner is also an Annuitant, we will generally consider that person to be an "Owner" instead of an "Annuitant" for purposes of determining the benefit's measuring life.

For a more complete description of the terms and conditions of this benefit, you should refer directly to the benefit. We will provide you with a copy on request.

You should carefully review the tax considerations for optional benefits under "X. Federal Tax Matters" if you selected this optional benefit.

Earnings Enhancement Death Benefit Rider

(not available for Contracts issued to tax-qualified plans)

Under this benefit, the death benefit may be increased by an earnings enhancement amount that will vary based on the age of the Owners and Annuitants when you purchased the benefit. In certain marketing materials, this benefit may have been referred to as the "Beneficiary Tax Relief" benefit because any amounts paid under this benefit can be used to cover taxes that may be due on death benefit proceeds under your Contract. Amounts paid under this benefit, however, may also be subject to tax and may be greater than or less than the amount of taxes due on the death benefits.

The Earnings Enhancement amount is determined as follows:

     - if all of the Owners and the Annuitant are under age 70 on the date your benefit is issued, the Earnings Enhancement amount will be 40% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that benefit is in effect) and your "Net Purchase Payments," up to a maximum benefit amount of 80% of your "Adjusted Net Purchase Payments" prior to the date of the decedent's death;

     - if any of the Owners or the Annuitant is age 70 or older on the date your benefit is issued, the Earnings Enhancement amount will be 25% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that benefit is in effect) and your "Net Purchase Payments," up to a maximum benefit amount of 50% of your "Adjusted Net Purchase Payments" prior to the date of the decedent's death; but

     - if there are joint Annuitants under your Contract, we will not count the age of the older Annuitant for either of these purposes unless the older Annuitant is also an Owner.

"Net Purchase Payments," for purposes of this benefit, means Purchase Payments you paid for the Contract, less any withdrawals in excess of earnings from your Contract (including any surrender charges imposed on these withdrawals). For this purpose, we consider withdrawals to be taken first from earnings on your Contract before they are taken from your Purchase Payments. "Adjusted Net Purchase Payments" means Net Purchase Payments minus any Purchase Payments you paid in the 12 month period prior to the decedent's death (excluding the initial Purchase Payments).

For a more complete description of the terms and conditions of this benefit, you should refer directly to the Rider. We will provide you with a copy on request.

YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS UNDER "X. FEDERAL TAX MATTERS" IF YOU SELECTED ANY OF THESE OPTIONAL DEATH BENEFIT RIDERS. THE DEATH BENEFITS UNDER THESE RIDERS WILL DECREASE IF YOU MAKE PARTIAL WITHDRAWALS UNDER YOUR CONTRACT. THE ENHANCED EARNINGS DEATH BENEFIT RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO WITHDRAW EARNINGS.

     APPENDIX D: Examples of Earnings Enhancement Death Benefit Calculation

        (Not applicable to the Declaration or Patriot Variable Annuities)

The following are examples of the optional Earnings Enhancement death benefit. We have assumed that there are earnings under the Contracts in each case. Actual investment performance may be greater or lower than the amounts shown.

EXAMPLE 1


Earnings Enhancement death benefit with standard death benefit, no adjustments for withdrawals or Additional Purchase Payments


Assume:

     - You elect the Earnings Enhancement death benefit Rider (but not the enhanced death benefit Rider) when you purchase your Contract,

     - At the time of purchase, you and the Annuitant are each under age 70 and you pay an initial Purchase Payment of $100,000,

     - You allocate the Purchase Payment to a Variable Investment Option, and make no transfers of Contract Value to other Investment Options,

     - We determine the death benefit before the Maturity Date, in the fourth year of your Contract on a day when the total value of your Contract is $180,000.

CALCULATION OF STANDARD DEATH BENEFIT. We compare the total value of your Contract ($180,000, with no market value adjustment) to the total amount of Purchase Payments you paid ($100,000, with no adjustment for withdrawals). The standard death benefit is the higher of the two, or $180,000.

CALCULATION OF EARNINGS ENHANCEMENT AMOUNT. Because you and the Annuitant were both under age 70 when the Rider was issued, the Earnings Enhancement amount is 40% of the difference between the standard death benefit and your "Net Premiums," up to a maximum benefit amount equal to 80% of your "Adjusted Net Premiums."

CALCULATION OF NET PURCHASE PAYMENTS AND ADJUSTED NET PURCHASE PAYMENTS. To determine "Net Purchase Payments," we reduce the Purchase Payments you paid ($100,000) by the amount of any withdrawals in excess of earnings ($0, with no adjustment for withdrawal charges). In this example, the Net Purchase Payments is $100,000. To determine "Adjusted Net Purchase Payments," we reduce the Net Purchase Payments ($100,000) by any Purchase Payments you made, other than the initial Purchase Payment, during the 12 months before we calculated the death benefit ($0). In this example, the "Adjusted Net Purchase Payments" is $100,000.

CALCULATION OF MAXIMUM BENEFIT AMOUNT. The maximum benefit amount under the Earnings Enhancement death benefit Rider in this example is 80% of the Adjusted Net Premiums ($100,000), or $80,000.

The Earnings Enhancement amount is 40% of the difference between the standard death benefit ($180,000) and your Net Premiums ($100,000), up to the maximum benefit amount. In this example, 40% of the difference is $32,000, which is less than the maximum benefit amount ($80,000). The Earnings Enhancement amount is therefore $32,000.

The total Death Benefit in this example is the standard death benefit ($180,000) plus the Earnings Enhancement amount ($32,000), or $212,000.

EXAMPLE 2


Earnings Enhancement death benefit with enhanced death benefit, adjusted for withdrawal and Additional Purchase Payments.


Assume:

     - you elect the Earnings Enhancement death benefit Rider and the enhanced death benefit Rider when you purchase your Contract;

     - at the time of purchase, you are over age 70 and you pay an initial Purchase Payment of $100,000;

     - you allocate the Purchase Payments to a Variable Investment Option, and make no transfers of Contract Value to other Investment Options;

     - on the seventh anniversary of your Contract, your total value in the Contract is $175,000, which is the highest value on any anniversary date;

     - on the day after the seventh anniversary of your Contract, you make a withdrawal of $80,000;


     - on the eighth anniversary of your Contract, the total value of your Contract is $110,000, and you make an Additional Purchase Payment of $10,000 at the end of the eighth year of your Contract;


     - we determine the death benefit before the Maturity Date in the middle of the ninth year of your Contract, on a day when the total value of your Contract is $120,000.

CALCULATION OF ENHANCED DEATH BENEFIT. In this example, the enhanced death benefit is the highest of an accumulated premium "roll-up" amount, a "highest anniversary value" amount and the value of your Contract on the date the death benefit is determined.

CALCULATION OF PREMIUM ROLL-UP. We calculate the amount of each Purchase Payment you have paid, accumulated at a 5% effective annual rate, minus any withdrawals. In this example, the accumulated value of your initial Purchase Payment, after adjustment for the $80,000 withdrawal, is $65,319.75, and the accumulated value of your second Purchase Payment is $10,246.95. The total amount of the premium "roll-up" is $75,566.70.

CALCULATION OF HIGHEST ANNIVERSARY VALUE. We determine the highest anniversary value of your Contract on any anniversary date during the Rider's measuring period ($175,000), plus any Purchase Payments since that date ($10,000), minus any withdrawals since that date ($80,000). In this example, the "highest anniversary value" is $105,000.

The total value of your Contract on the date the death benefit is determined ($120,000, with no market value adjustment) is higher than the premium roll-up amount ($75,566.70) and higher than the "highest anniversary value" amount ($105,000). The enhanced death benefit is therefore $120,000.


CALCULATION OF EARNINGS ENHANCEMENT AMOUNT. Because you were over age 70 when the Rider was issued, the Earnings Enhancement amount is 25% of the difference between the enhanced death benefit and your "Net Premiums," up to a maximum benefit amount equal to 50% of your "Adjusted Net Premiums."


CALCULATION OF NET PREMIUMS AND ADJUSTED NET PREMIUMS. To determine "Net Premiums," we reduce the Purchase Payments you paid by the amount of any withdrawals in excess of earnings (including withdrawal charges). In this example, you withdrew $80,000 at a time when your earnings were $75,000 and no withdrawal charges were imposed. The amount withdrawn in excess of earnings is therefore $5,000. Net Premiums is the amount of Purchase Payments paid ($110,000) less amounts withdrawn in excess of earnings ($5,000), or $105,000. To determine "Adjusted Net Premiums," we reduce the Net Premiums ($105,000) by any Purchase Payments you made during the 12 months before we calculated the death benefit ($10,000). In this example, the "Adjusted Net Premiums" is $95,000.

CALCULATION OF MAXIMUM BENEFIT AMOUNT. The maximum benefit amount under the Earnings Enhancement death benefit Rider in this example is 50% of your Adjusted Net Premiums ($95,000), or $47,500.

The Earnings Enhancement amount is 25% of the difference between the enhanced death benefit ($120,000) and your Net Premiums ($105,000), up to the maximum benefit amount. In this example, 25% of the difference is $3,750, which is less than the maximum benefit amount ($47,500). The Earnings Enhancement amount is therefore $3,750.

The total Death Benefit in this example is the enhanced death benefit ($120,000) plus the Earnings Enhancement amount ($3,750), or $123,750.

                        APPENDIX E: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions


In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.


Conversion or Direct Rollover to a Roth IRA


You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:


     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.


You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK COMPETENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).


Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any transfer of a 403(b) annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution providing the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.

Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                   APPENDIX U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.


We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses. (See the Fee Tables section of the Prospectus for additional information on these charges).


The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:

     -    Patriot Contracts with Initial Purchase of less that $250,000;

     -    Patriot Contracts with Initial Purchase of $250,000, or more;

     -    Declaration Contracts with Initial Purchase of less that $250,000;

     -    Declaration Contracts with Initial Purchase of $250,000, or more;

     -    Revolution Access Contracts with Initial Purchase of less that
          $250,000;

     - Revolution Access Contracts with Initial Purchase of $250,000, or more;

     -    Revolution Extra Contracts with Initial Purchase of less that
          $250,000;

     -    Revolution Extra Contracts with Initial Purchase of $250,000, or more;

     -    Revolution Value Contracts with Initial Purchase of less that
          $250,000;

     -    Revolution Value Contracts with Initial Purchase of $250,000, or more.

Revolution, Declaration

                        JOHN HANCOCK VARIABLE ACCOUNT JF

                            ACCUMULATION UNIT VALUES

     REVOLUTION VALUE VARIABLE ANNUITY, REVOLUTION ACCESS VARIABLE ANNUITY,
                        REVOLUTION EXTRA VARIABLE ANNUITY

                                       AND

            DECLARATION VARIABLE ANNUITY AND PATRIOT VARIABLE ANNUITY

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       22.06     19.32     18.70        --        --        --        --        --        --        --
   Value at End of Year         22.93     22.06     19.32        --        --        --        --        --        --        --
   Rev Value No. of Units   1,237,659 1,647,151 1,911,056        --        --        --        --        --        --        --
   Rev. Access No. of Units   173,190   201,117   236,963        --        --        --        --        --        --        --
   Rev. Extra No. of Units    384,693   524,530   609,115        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --     10.08        --        --        --        --        --        --        --
   Value at End of Year            --        --     10.45        --        --        --        --        --        --        --
   No. of Units                    --        --     4,262        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       11.72     10.27      9.93        --        --        --        --        --        --        --
   Value at End of Year         12.18     11.72     10.27        --        --        --        --        --        --        --
   No. of Units                21,214    34,915    39,274        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       18.50     16.17     15.61        --        --        --        --        --        --        --
   Value at End of Year         19.28     18.50     16.17        --        --        --        --        --        --        --
   No. of Units                   655    25,069    75,382        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       22.06     19.32     18.70        --        --        --        --        --        --        --
   Value at End of Year         22.93     22.06     19.32        --        --        --        --        --        --        --
   No. of Units               102,600   140,106   197,318        --        --        --        --        --        --        --

ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     11.57     11.00     10.39     10.00        --        --        --
   Value at End of Year            --        --        --     11.97     11.57     11.00     10.39        --        --        --
   Rev Value No. of Units          --        --        -- 1,549,579 1,767,167 1,018,456 1,154,989        --        --        --
   Rev. Access No. of Units        --        --        --   152,483   172,975   191,092 1,154,989        --        --        --
   Rev. Extra No. of Units         --        --        --   508,142   561,305   391,520 1,154,989        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     14.78     14.02     13.20     10.00        --        --        --
   Value at End of Year            --        --        --     15.33     14.78     14.02     13.20        --        --        --
   No. of Units                    --        --        --    13,113    24,515    24,867    12,777        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     11.57     11.00     10.39     10.00        --        --        --
   Value at End of Year            --        --        --     11.97     11.57     11.00     10.39        --        --        --
   No. of Units                    --        --        --    55,188    65,067    22,897    22,387        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     14.78     14.02     13.20     10.00        --        --        --
   Value at End of Year            --        --        --     15.33     14.78     14.02     13.20        --        --        --
   No. of Units                    --        --        --    31,793    36,530     8,785     9,232        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     11.57     11.00     10.39     10.00        --        --        --
   Value at End of Year            --        --        --     11.97     11.57     11.00     10.39        --        --        --
   No. of Units                    --        --        --   534,099   670,444   400,122   341,607        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
ACTIVE BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       12.52     12.13     11.97        --        --        --        --        --        --        --
   Value at End of Year         12.86     12.52     12.13        --        --        --        --        --        --        --
   Rev Value No. of Units     897,422 1,118,514 1,299,356        --        --        --        --        --        --        --
   Rev. Access No. of Units   117,286   126,015   156,946        --        --        --        --        --        --        --
   Rev. Extra No. of Units    265,929   354,955   433,037        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --     15.33        --        --        --        --        --        --        --
   Value at End of Year            --        --     15.57        --        --        --        --        --        --        --
   No. of Units                    --        --    12,777        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       12.52     12.13     11.97        --        --        --        --        --        --        --
   Value at End of Year         12.86     12.52     12.13        --        --        --        --        --        --        --
   No. of Units                18,927    24,243    50,914        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       16.12     15.57     15.33        --        --        --        --        --        --        --
   Value at End of Year         16.60     16.12     15.57        --        --        --        --        --        --        --
   No. of Units                20,258    24,714    35,544        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       12.52     12.13     11.97        --        --        --        --        --        --        --
   Value at End of Year         12.86     12.52     12.13        --        --        --        --        --        --        --
   No. of Units               243,065   282,341   375,146        --        --        --        --        --        --        --

AIM V. I. CAPITAL DEVELOPMENT FUND (SHARES MERGED INTO MID CAP INDEX TRUST EFF 4-29-05)SERIES II CLASS SHARES (units first credited 5-01-2002)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      9.93      7.45     10.00        --        --        --        --
   Value at End of Year            --        --        --     11.31      9.93      7.45        --        --        --        --
   Rev Value No. of Units          --        --        --    45,281    37,054    11,177        --        --        --        --
   Rev. Access No. of Units        --        --        --     1,080     6,387     2,620        --        --        --        --
   Rev. Extra No. of Units         --        --        --     4,632     4,066        --        --        --        --        --

AIM V. I. PREMIER EQUITY FUND (SHARES MERGED INTO 500 INDEX TRUST B EFF 4-29-05)SERIES I CLASS SHARES (units first credited
8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      7.29      5.90      8.57      9.92     11.77     10.00        --
   Value at End of Year            --        --        --      7.62      7.29      5.90      8.57      9.92     11.77        --
   Rev Value No. of Units          --        --        -- 1,894,411 2,169,567 1,779,003 3,090,645 2,548,369   302,772        --
   Rev. Access No. of Units        --        --        --   227,332   268,348   230,661 3,090,645 2,548,369   302,772        --
   Rev. Extra No. of Units         --        --        --   675,995   791,576   646,051 3,090,645 2,548,369   302,772        --

BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year        8.47      7.82      7.41        --        --        --        --        --        --        --
   Value at End of Year          9.43      8.47      7.82        --        --        --        --        --        --        --
   Rev Value No. of Units   1,132,219 1,200,356 1,324,980        --        --        --        --        --        --        --
   Rev. Access No. of Units   103,249   106,105   121,357        --        --        --        --        --        --        --
   Rev. Extra No. of Units    310,455   395,008   445,212        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --      7.52        --        --        --        --        --        --        --
   Value at End of Year            --        --     35.40        --        --        --        --        --        --        --
   No. of Units                    --        --     3,877        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year        8.47      7.82      7.41        --        --        --        --        --        --        --
   Value at End of Year          9.43      8.47      7.82        --        --        --        --        --        --        --
   No. of Units                38,624    63,374    53,262        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       38.40     35.40      7.52        --        --        --        --        --        --       --
   Value at End of Year         42.90     38.40     35.40        --        --        --        --        --        --       --
   No. of Units                 6,124     9,367     9,370        --        --        --        --        --        --       --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year        8.47      7.82      7.41        --        --        --        --        --        --        --
   Value at End of Year          9.43      8.47      7.82        --        --        --        --        --        --        --
   No. of Units                87,324   104,902   127,019        --        --        --        --        --        --        --

BOND INDEX FUND (REPLACED BY BOND INDEX TRUST B EFF 4-29-05)(NOW TOTAL BOND MARKET TRUST B) - NAV SHARES (units first credited
5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     12.57     12.28     11.31     10.63      9.63      9.65        --
   Value at End of Year            --        --        --     12.91     12.57     12.28     11.31     10.63      9.63        --
   Rev Value No. of Units          --        --        --   731,490   911,341   737,019   833,929   327,502    47,232        --
   Rev. Access No. of Units        --        --        --    78,974   105,438   145,149   833,929   327,502    47,232        --
   Rev. Extra No. of Units         --        --        --   176,431   215,193   232,070   833,929   327,502    47,232        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     12.74     12.42     11.41     10.66      9.66     10.00        --
   Value at End of Year            --        --        --     13.12     12.74     12.42     11.41     10.66      9.66        --
   No. of Units                    --        --        --     9,826     9,826     9,826     9,826     9,826     9,826        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     12.58     12.29     11.32     10.64      9.63     10.00        --
   Value at End of Year            --        --        --     12.92     12.58     12.29     11.32     10.64      9.63        --
   No. of Units                    --        --        --     7,901     9,232    18,388    14,281    19,106    22,733        --

CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-29-2006)
Contracts with no Optional
   Benefits
   Value at Start of Year        3.81      3.71        --        --        --        --        --        --        --        --
   Value at End of Year          4.21      3.81        --        --        --        --        --        --        --        --
   Rev Value No. of Units     883,258   924,111        --        --        --        --        --        --        --        --
   Rev. Access No. of Units    90,304    97,812        --        --        --        --        --        --        --        --
   Rev. Extra No. of Units    139,604   151,570        --        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       12.12     11.77        --        --        --        --        --        --        --        --
   Value at End of Year         13.41     12.12        --        --        --        --        --        --        --        --
   No. of Units                 4,708     4,708        --        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year        3.81      3.71        --        --        --        --        --        --        --        --
   Value at End of Year          4.21      3.81        --        --        --        --        --        --        --        --
   No. of Units                50,245    86,214        --        --        --        --        --        --        --        --

EARNINGS GROWTH FUND (REPLACED BY LARGE CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      3.65      2.96      4.43      7.11     10.00        --        --
   Value at End of Year            --        --        --      3.70      3.65      2.96      4.43      7.11        --        --
   Rev Value No. of Units          --        --        -- 1,068,977 1,209,120 1,222,455 1,636,323   629,910        --        --
   Rev. Access No. of Units        --        --        --   118,540   129,095   154,964 1,636,323   629,910        --        --
   Rev. Extra No. of Units         --        --        --   174,391   227,056   239,167 1,636,323   629,910        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      7.19      5.82      8.69     13.92     21.92     10.00        --
   Value at End of Year            --        --        --      7.31      7.19      5.82      8.69     13.92     21.92        --
   No. of Units                    --        --        --     7,532    20,004    20,872    14,866    20,511    27,163        --

Patriot Contracts with no Optional Benefits with  initial premium payments less than $250,000
   Value at Start of Year          --        --        --      7.10      5.76      8.63     13.85     21.87     10.00        --
   Value at End of Year            --        --        --      7.20      7.10      5.76      8.63     13.85     21.87        --
   No. of Units                    --        --        --    78,767    90,017    98,370   112,159   154,934   143,380        --

EQUITY INDEX FUND (REPLACED BY  500 INDEX  TRUST B  EFF 4-29-05) - NAV SHARES (units first credited 5-03-19 99)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     17.10     13.49     17.58     20.22     22.54     10.00        --
   Value at End of Year            --        --        --     18.70     17.10     13.49     17.58     20.22     22.54        --
   Rev Value No. of Units          --        --        --   651,999   728,312   673,856   804,600   507,320    76,098        --
   Rev. Access No. of Units        --        --        --    85,101    85,894    86,077   804,600   507,320    76,098        --
   Rev. Extra No. of Units         --        --        --   171,065   164,996   154,223   804,600   507,320    76,098        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      9.20      7.23      9.41     10.79     12.00     10.00        --
   Value at End of Year            --        --        --     10.08      9.20      7.23      9.41     10.79     12.00        --
   No. of Units                    --        --        --     4,262    75,959    75,959    79,909    79,917    61,962        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      9.08      7.16      9.33     10.74     11.97     10.00        --
   Value at End of Year            --        --        --      9.93      9.08      7.16      9.33     10.74     11.97        --
   No. of Units                    --        --        --    47,638    51,022    60,758    84,207   115,506   110,398        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     14.24     11.20     14.56     10.00        --        --        --
   Value at End of Year            --        --        --     15.61     14.24     11.20     14.56        --        --        --
   No. of Units                    --        --        --    78,336    52,830    59,634    75,420        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     17.10     13.49     17.58     10.00        --        --        --
   Value at End of Year            --        --        --     18.70     17.10     13.49     17.58        --        --        --
   No. of Units                    --        --        --   279,282   352,181   366,608   447,352        --        --        --

EQUITY-INCOME TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       16.57     14.09     13.72        --        --        --        --        --        --        --
   Value at End of Year         16.92     16.57     14.09        --        --        --        --        --        --        --
   Rev Value No. of Units   1,201,392 1,446,739 1,650,936        --        --        --        --        --        --        --
   Rev. Access No. of Units   153,610   164,653   186,140        --        --        --        --        --        --        --
   Rev. Extra No. of Units    371,493   471,158   525,745        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       26.36     22.34     13.93        --        --        --        --        --        --        --
   Value at End of Year         26.96     26.36     22.34        --        --        --        --        --        --        --
   No. of Units                   947        --    14,210        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       16.57     14.09     13.72        --        --        --        --        --        --        --
   Value at End of Year         16.92     16.57     14.09        --        --        --        --        --        --        --
   No. of Units                19,101    36,627    48,062        --        --        --        --        --        --        --

FIDELITY VIP CONTRAFUND (MERGED INTO TOTAL STOCK MARKET INDEX TRUST EFF 4-29-05) - SERVICE CLASS SHARES (units first credited
8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     10.49      8.28      9.25     10.69     11.61     10.00        --
   Value at End of Year            --        --        --     11.95     10.49      8.28      9.25     10.69     11.61        --
   Rev Value No. of Units          --        --        -- 1,199,675 1,230,521 1,168,106 1,645,859 1,447,471   237,990        --
   Rev. Access No. of Units        --        --        --   157,444   179,239   202,789 1,645,859 1,447,471   237,990        --
   Rev. Extra No. of Units         --        --        --   371,068   386,807   377,519 1,645,859 1,447,471   237,990        --

FIDELITY VIP GROWTH (MERGED INTO 500 INDEX TRUST B EFF 4-29-05) - SERVICE CLASS SHARES (units first credited 8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      7.76      5.92      8.59     10.57     12.04     10.00        --
   Value at End of Year            --        --        --      7.92      7.76      5.92      8.59     10.57     12.04        --
   Rev Value No. of Units          --        --        -- 1,424,488 1,601,890   133,140 2,501,361 1,875,307   205,097        --
   Rev. Access No. of Units        --        --        --   157,843   203,487   198,959 2,501,361 1,875,307   205,097        --
   Rev. Extra No. of Units         --        --        --   400,455   480,716   507,521 2,501,361 1,875,307   205,097        --

FIDELITY VIP OVERSEAS (MERGED INTO INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - SERVICE CLASS SHARES (units first credited
8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      8.62      6.10      7.73      9.97     12.48     10.00        --
   Value at End of Year            --        --        --      9.66      8.62      6.10      7.73      9.97     12.48        --
   Rev Value No. of Units          --        --        --   470,234   501,964   523,589   960,931 1,107,608    30,517        --
   Rev. Access No. of Units        --        --        --   108,986   126,285   143,079   960,931 1,107,608    30,517        --
   Rev. Extra No. of Units         --        --        --   165,213   170,854   193,599   960,931 1,107,608    30,517        --

FINANCIAL INDUSTRIES FUND (REPLACED BY FINANCIAL SERVICES TRUST EFF 4-29-05) - NAV SHARES (units first credited 4-30-1997)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     14.43     11.60     14.58     17.90     14.25     10.00        --
   Value at End of Year            --        --        --     15.49     14.43     11.60     14.58     17.90     14.25        --
   Rev Value No. of Units          --        --        --   418,976   488,871   542,851   855,100   642,376   113,876        --
   Rev. Access No. of Units        --        --        --    18,431    21,825    49,964   855,100   642,376   113,876        --
   Rev. Extra No. of Units         --        --        --   126,349   132,174   145,392   855,100   642,376   113,876        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     14.67     11.76     14.75     18.06     14.35     14.42     13.41
   Value at End of Year            --        --        --     15.79     14.67     11.76     14.75     18.06     14.35     14.42
   No. of Units                    --        --        --     5,074     7,562    10,776    15,026    13,558    17,470   149,851

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     14.43     11.60     14.58     17.90     14.25     14.36     13.39
   Value at End of Year            --        --        --     15.49     14.43     11.60     14.58     17.90     14.25     14.36
   No. of Units                    --        --        --    22,357    24,757    29,786    44,296    59,272    59,300 1,826,652

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     14.67     11.76     14.74     18.06     14.35     14.42     13.41
   Value at End of Year            --        --        --     15.79     14.67     11.76     14.74     18.06     14.35     14.42
   No. of Units                    --        --        --    91,290    88,045    95,524   155,926   115,989    93,950   149,851

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     14.43     11.60     14.58     17.90     14.25     14.36     13.39
   Value at End of Year            --        --        --     15.49     14.43     11.60     14.58     17.90     14.25     14.36
   No. of Units                    --        --        --   656,027   791,313   946,719 1,210,792 1,113,582 1,506,906 1,826,652

FINANCIAL SERVICES TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       20.00     16.44     15.49        --        --        --        --        --        --        --
   Value at End of Year         18.42     20.00     16.44        --        --        --        --        --        --        --
   Rev Value No. of Units     225,906   301,610   367,963        --        --        --        --        --        --        --
   Rev. Access No. of Units     9,704    10,516    12,681        --        --        --        --        --        --        --
   Rev. Extra No. of Units     63,214    86,689   102,683        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --     15.79        --        --        --        --        --        --        --
   Value at End of Year            --        --     16.80        --        --        --        --        --        --        --
   No. of Units                    --        --     4,460        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       20.00     16.44     15.49        --        --        --        --        --        --        --
   Value at End of Year         18.42     20.00     16.44        --        --        --        --        --        --        --
   No. of Units                 7,948    13,625    19,140        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --     16.80     15.79        --        --        --        --        --        --        --
   Value at End of Year            --     20.49     16.80        --        --        --        --        --        --        --
   No. of Units                    --    22,512    59,620        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       20.00     16.44     15.49        --        --        --        --        --        --        --
   Value at End of Year         18.42     20.00     16.44        --        --        --        --        --        --        --
   No. of Units               308,095   377,881   502,999        --        --        --        --        --        --        --

FUNDAMENTAL GROWTH FUND (MERGED INTO LARGE CAP GROWTH FUND EFF 11-1-04) - NAV SHARES (units first credited 11-15-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --        --      6.79      9.86     14.74     15.39     10.00        --
   Value at End of Year            --        --        --        --      8.84      6.79      9.86     14.74     15.39        --
   Rev Value No. of Units          --        --        --        --   328,022   337,037   589,572   525,081    38,912        --
   Rev. Access No. of Units        --        --        --        --    49,535    66,283   589,572   525,081    38,912        --
   Rev. Extra No. of Units         --        --        --        --   135,376   123,943   589,572   525,081    38,912        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --        --      7.20     10.43     10.00        --        --        --
   Value at End of Year            --        --        --        --      9.39      7.20     10.43        --        --        --
   No. of Units                    --        --        --        --     5,248     5,264     8,119        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --        --      6.79      9.86     10.00        --        --        --
   Value at End of Year            --        --        --        --      8.84      6.79      9.86        --        --        --
   No. of Units                    --        --        --        --    11,404    10,008    24,747        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --        --      7.20     10.43     10.00        --        --        --
   Value at End of Year            --        --        --        --      9.39      7.20     10.43        --        --        --
   No. of Units                    --        --        --        --    46,190    33,826    64,187        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --        --      6.79      9.86     10.00        --        --        --
   Value at End of Year            --        --        --        --      8.84      6.79      9.86        --        --        --
   No. of Units                    --        --        --        --   117,743   114,921   167,698        --        --        --

FUNDAMENTAL VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     11.12      8.75     10.73     11.68     10.43     10.00        --
   Value at End of Year            --        --        --     12.70     11.12      8.75     10.73     11.68     10.43        --
   Rev Value No. of Units          --        --        -- 1,256,245   603,015   569,649   802,605   347,760    64,904        --
   Rev. Access No. of Units        --        --        --   143,234    78,791    85,139   802,605   347,760    64,904        --
   Rev. Extra No. of Units         --        --        --   371,180   210,263   177,846   802,605   347,760    64,904        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      9.76      7.66      9.37     10.00        --        --        --
   Value at End of Year            --        --        --     11.17      9.76      7.66      9.37        --        --        --
   No. of Units                    --        --        --        --    50,632    50,632    50,632        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     11.12      8.75     10.73     10.00        --        --        --
   Value at End of Year            --        --        --     12.70     11.12      8.75     10.73        --        --        --
   No. of Units                    --        --        --    22,289    21,714    23,612    30,710        --        --        --

FUNDAMENTAL VALUE FUND B (FORMERLY LARGE CAP VALUE CORE SM) (MERGED INTO FUNDAMENTAL VALUE FUND EFF 11-01-04) - NAV SHARES (units first credited 8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --        --      8.13     10.07     10.71     10.31     10.00        --
   Value at End of Year            --        --        --        --     10.35      8.13     10.07     10.71     10.31        --
   Rev Value No. of Units          --        --        --        --   816,510   826,588 1,056,790   520,128    92,493        --
   Rev. Access No. of Units        --        --        --        --    71,994    80,764 1,056,790   520,128    92,493        --
   Rev. Extra No. of Units         --        --        --        --   204,107   195,857 1,056,790   520,128    92,493        --

GLOBAL BOND FUND (REPLACED BY GLOBAL BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     13.85     12.10     10.31     10.60     10.00        --        --
   Value at End of Year            --        --        --     15.13     13.85     12.10     10.31     10.60        --        --
   Rev Value No. of Units          --        --        --   150,408   180,511   141,303    71,857        --        --        --
   Rev. Access No. of Units        --        --        --    31,596    32,488    28,155    71,857        --        --        --
   Rev. Extra No. of Units         --        --        --    76,355    87,529    39,131    71,857        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     13.96     12.20     10.39     10.68      9.65     10.00        --
   Value at End of Year            --        --        --     15.26     13.96     12.20     10.39     10.68      9.65        --
   No. of Units                    --        --        --     9,431     9,647    11,396     5,140     8,203     8,837        --

GLOBAL BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       14.41     13.86     15.13        --        --        --        --        --        --        --
   Value at End of Year         15.60     14.41     13.86        --        --        --        --        --        --        --
   Rev Value No. of Units     153,973   122,036   137,434        --        --        --        --        --        --        --
   Rev. Access No. of Units    21,525    24,419    26,043        --        --        --        --        --        --        --
   Rev. Extra No. of Units     51,292    54,079    67,446        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       14.41     13.86     15.26        --        --        --        --        --        --        --
   Value at End of Year         15.60     14.41     13.86        --        --        --        --        --        --        --
   No. of Units                 3,653     3,657     5,725        --        --        --        --        --        --        --

GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05)(NOW GROWTH & INCOME TRUST) - NAV SHARES (units first credited 11-15-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      6.95      5.66      7.36      8.82     10.00        --        --
   Value at End of Year            --        --        --      7.61      6.95      5.66      7.36      8.82        --        --
   Rev Value No. of Units          --        --        -- 2,011,770 2,127,364 1,293,111 1,817,947    12,749        --        --
   Rev. Access No. of Units        --        --        --   149,584   160,565   126,954 1,817,947    12,749        --        --
   Rev. Extra No. of Units         --        --        --   747,950   802,120   416,961 1,817,947    12,749        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     12.30      9.99     12.97     10.00        --        --        --
   Value at End of Year            --        --        --     13.52     12.30      9.99     12.97        --        --        --
   No. of Units                    --        --        --    15,633    16,765    11,472    17,169        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      6.95      5.66      7.36     10.00        --        --        --
   Value at End of Year            --        --        --      7.61      6.95      5.66      7.36        --        --        --
   No. of Units                    --        --        --   283,703   306,082   182,202   225,112        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     12.30      9.99     12.97     10.00        --        --        --
   Value at End of Year            --        --        --     13.52     12.30      9.99     12.97        --        --        --
   No. of Units                    --        --        --    54,413   145,833    26,987    92,665        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      6.95      5.66      7.36     10.00        --        --        --
   Value at End of Year            --        --        --      7.61      6.95      5.66      7.36        --        --        --
   No. of Units                    --        --        -- 2,038,882 2,463,202 1,034,165 1,326,556        --        --        --

GROWTH & INCOME TRUST (FORMERLY GROWTH & INCOME TRUST II) - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year        9.12      8.19      7.61        --        --        --        --        --        --        --
   Value at End of Year          9.37      9.12      8.19        --        --        --        --        --        --        --
   Rev Value No. of Units   1,233,324 1,509,917 1,762,597        --        --        --        --        --        --        --
   Rev. Access No. of Units   120,175   132,498   142,242        --        --        --        --        --        --        --
   Rev. Extra No. of Units    436,434   522,234   682,260        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --     13.52        --        --        --        --        --        --        --
   Value at End of Year            --        --     14.58        --        --        --        --        --        --        --
   No. of Units                    --        --    14,829        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year        9.12      8.19      7.61        --        --        --        --        --        --        --
   Value at End of Year          9.37      9.12      8.19        --        --        --        --        --        --        --
   No. of Units               151,847   206,970   254,401        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       16.28     14.58     13.52        --        --        --        --        --        --        --
   Value at End of Year         16.77     16.28     14.58        --        --        --        --        --        --        --
   No. of Units                 6,823    36,469    54,549        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year        9.12      8.19      7.61        --        --        --        --        --        --        --
   Value at End of Year          9.37      9.12      8.19        --        --        --        --        --        --        --
   No. of Units               818,413 1,071,538 1,515,204        --        --        --        --        --        --        --

HEALTH SCIENCES FUND (REPLACED BY HEALTH SCIENCES TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     10.00      7.69      9.73     10.00        --        --        --
   Value at End of Year            --        --        --     10.98     10.00      7.69      9.73        --        --        --
   Rev Value No. of Units          --        --        --   127,989   138,303   129,645   100,786        --        --        --
   Rev. Access No. of Units        --        --        --    13,508    15,522    15,340   100,786        --        --        --
   Rev. Extra No. of Units         --        --        --    65,016    60,627    33,411   100,786        --        --        --

HEALTH SCIENCES TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       13.65     12.75     10.98        --        --        --        --        --        --        --
   Value at End of Year         15.88     13.65     12.75        --        --        --        --        --        --        --
   Rev Value No. of Units     102,996   123,120   130,066        --        --        --        --        --        --        --
   Rev. Access No. of Units     1,523     1,574     4,983        --        --        --        --        --        --        --
   Rev. Extra No. of Units     55,554    64,344    68,732        --        --        --        --        --        --        --

HIGH YIELD BOND FUND (REPLACED BY HIGH YIELD TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      9.90      8.60      9.12      9.04     10.27     10.00        --
   Value at End of Year            --        --        --     10.57      9.90      8.60      9.12      9.04     10.27        --
   Rev Value No. of Units          --        --        --   551,124   626,689   477,166   644,021   333,028    48,898        --
   Rev. Access No. of Units        --        --        --    89,295    97,589    77,833   644,021   333,028    48,898        --
   Rev. Extra No. of Units         --        --        --   238,160   234,126   149,911   644,021   333,028    48,898        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     10.10      8.76      9.26      9.16     10.38     10.00        --
   Value at End of Year            --        --        --     10.82     10.10      8.76      9.26      9.16     10.38        --
   No. of Units                    --        --        --        --     6,229     2,466     2,470     2,473     2,423        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      9.98      8.67      9.19      9.11     10.35     10.00        --
   Value at End of Year            --        --        --     10.66      9.98      8.67      9.19      9.11     10.35        --
   No. of Units                    --        --        --     5,093     6,395    11,108     9,657    10,644    11,541        --

HIGH YIELD TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       11.82     10.84     10.57        --        --        --        --        --        --        --
   Value at End of Year         11.87     11.82     10.84        --        --        --        --        --        --        --
   Rev Value No. of Units     317,293   410,632   471,887        --        --        --        --        --        --        --
   Rev. Access No. of Units    60,756    71,458    77,829        --        --        --        --        --        --        --
   Rev. Extra No. of Units    116,666   150,806   212,388        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       11.82     10.84     10.66        --        --        --        --        --        --        --
   Value at End of Year         11.87     11.82     10.84        --        --        --        --        --        --        --
   No. of Units                 3,542     3,881     4,281        --        --        --        --        --        --        --

INTERNATIONAL EQUITY INDEX FUND (REPLACED BY INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited
5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      9.49      6.77     10.00        --        --        --        --
   Value at End of Year            --        --        --     11.27      9.49      6.77        --        --        --        --
   Rev Value No. of Units          --        --        --   211,686   206,714     9,558        --        --        --        --
   Rev. Access No. of Units        --        --        --    34,893    31,853       906        --        --        --        --
   Rev. Extra No. of Units         --        --        --   100,560   101,328     4,383        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      9.61      6.84      8.14     10.32     12.62     10.00        --
   Value at End of Year            --        --        --     11.44      9.61      6.84      8.14     10.32     12.62        --
   No. of Units                    --        --        --     8,050     8,075     8,099     8,123     8,148        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      9.49      6.77      8.08     10.27     12.59     10.00        --
   Value at End of Year            --        --        --     11.27      9.49      6.77      8.08     10.27     12.59        --
   No. of Units                    --        --        --    10,689    10,664    13,070    14,510    19,558    18,759        --

INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       16.33     13.01     11.29        --        --        --        --        --        --        --
   Value at End of Year         18.67     16.33     13.01        --        --        --        --        --        --        --
   Rev Value No. of Units     588,679   670,804   713,779        --        --        --        --        --        --        --
   Rev. Access No. of Units   106,507   116,598   128,613        --        --        --        --        --        --        --
   Rev. Extra No. of Units    194,823   246,859   257,900        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --     11.44        --        --        --        --        --        --        --
   Value at End of Year            --        --     13.24        --        --        --        --        --        --        --
   No. of Units                    --        --     8,026        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       16.33     13.01      9.49        --        --        --        --        --        --        --
   Value at End of Year         18.67     16.33     13.01        --        --        --        --        --        --        --
   No. of Units                 8,833     9,829     9,943        --        --        --        --        --        --        --

JANUS ASPEN GLOBAL TECHNOLOGY (MERGED INTO TOTAL STOCK MARKET INDEX TRUST EFF 4-29-05) SERVICE CLASS SHARES (units first credited
5-01-2003)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     13.67     10.04        --        --        --        --        --
   Value at End of Year            --        --        --     13.58     13.67        --        --        --        --        --
   Rev Value No. of Units          --        --        --    10,639    18,973        --        --        --        --        --
   Rev. Access No. of Units        --        --        --     1,095     1,101        --        --        --        --        --
   Rev. Extra No. of Units         --        --        --     4,092     2,704        --        --        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
JANUS ASPEN WORLDWIDE GROWTH (MERGED INTO INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05) SERVICE CLASS SHARES (units first credited
11-01-2000)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      6.19      5.07      6.90      9.04     10.00        --        --
   Value at End of Year            --        --        --      6.39      6.19      5.07      6.90      9.04        --        --
   Rev Value No. of Units          --        --        --   178,127   214,502   229,005   322,018   128,709        --        --
   Rev. Access No. of Units        --        --        --    35,764    47,215    42,016   322,018   128,709        --        --
   Rev. Extra No. of Units         --        --        --    52,533    53,367    51,239   322,018   128,709        --        --

LARGE CAP GROWTH FUND (REPLACED BY BLUE CHIP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 3-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      7.19      5.79      8.13     10.00        --        --        --
   Value at End of Year            --        --        --      7.41      7.19      5.79      8.13        --        --        --
   Rev Value No. of Units          --        --        -- 1,439,838   540,715   167,749    77,662        --        --        --
   Rev. Access No. of Units        --        --        --   146,532    49,259    10,413    77,662        --        --        --
   Rev. Extra No. of Units         --        --        --   489,849   128,549    20,683    77,662        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      7.28      5.85      8.19     10.03     12.34     10.00        --
   Value at End of Year            --        --        --      7.52      7.28      5.85      8.19     10.03     12.34        --
   No. of Units                    --        --        --    17,276    12,579    13,586    48,418    49,959    38,907        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      7.19      5.79      8.13      9.98     12.31     10.00        --
   Value at End of Year            --        --        --      7.41      7.19      5.79      8.13      9.98     12.31        --
   No. of Units                    --        --        --    59,258    50,560    53,908    74,845    86,341    72,822        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      6.97        --        --        --        --        --        --
   Value at End of Year            --        --        --      7.52        --        --        --        --        --        --
   No. of Units                    --        --        --    34,293        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      6.87        --        --        --        --        --        --
   Value at End of Year            --        --        --      7.41        --        --        --        --        --        --
   No. of Units                    --        --        --   142,526        --        --        --        --        --        --

LARGE CAP GROWTH FUND B (FORMERLY LARGE CAP AGGRESSIVE GROWTH FUND) (MERGED INTO LARGE CAP GROWTH FUND EFF 11-1-04) - NAV SHARES
(units first credited 8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --        --      5.48      8.09      9.60     11.97     10.00        --
   Value at End of Year            --        --        --        --      7.13      5.48      8.09      9.60     11.97        --
   Rev Value No. of Units          --        --        --        --   609,843   681,954 1,205,414 1,040,129   178,388        --
   Rev. Access No. of Units        --        --        --        --    45,760    78,966 1,205,414 1,040,129   178,388        --
   Rev. Extra No. of Units         --        --        --        --   294,010   322,673 1,205,414 1,040,129   178,388        --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year          --        --      3.70        --        --        --        --        --        --        --
   Value at End of Year            --        --      3.71        --        --        --        --        --        --        --
   Rev Value No. of Units          --        --   975,667        --        --        --        --        --        --        --
   Rev. Access No. of Units        --        --   100,095        --        --        --        --        --        --        --
   Rev. Extra No. of Units         --        --   159,332        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --      7.31        --        --        --        --        --        --        --
   Value at End of Year            --        --     11.77        --        --        --        --        --        --        --
   No. of Units                    --        --     4,708        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --      3.70        --        --        --        --        --        --        --
   Value at End of Year            --        --      3.71        --        --        --        --        --        --        --
   No. of Units                    --        --   118,078        --        --        --        --        --        --        --

LARGE CAP VALUE FUND (REPLACED BY EQUITY-INCOME TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     12.08      9.75     11.38     10.00        --        --        --
   Value at End of Year            --        --        --     13.72     12.08      9.75     11.38        --        --        --
   Rev Value No. of Units          --        --        --   619,096   601,394   483,868   334,667        --        --        --
   Rev. Access No. of Units        --        --        --    94,674    91,386    50,708   334,667        --        --        --
   Rev. Extra No. of Units         --        --        --   209,987   155,358    97,450   334,667        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     12.23      9.84     11.46     11.44     10.22     10.00        --
   Value at End of Year            --        --        --     13.93     12.23      9.84     11.46     11.44     10.22        --
   No. of Units                    --        --        --    22,174    54,141    54,818    47,784    47,784    36,375        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
Value at Start of Year             --        --        --     12.08      9.75     11.38     11.38     10.20     10.00        --
Value at End of Year               --        --        --     13.72     12.08      9.75     11.38     11.38     10.20        --
No. of Units                       --        --        --    35,552    40,103    45,084    69,954    80,984   101,992        --

MANAGED FUND (MERGED INTO MANAGED TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      9.41      8.00      9.34      9.73     10.00        --        --
   Value at End of Year            --        --        --     10.05      9.41      8.00      9.34      9.73        --        --
   Rev Value No. of Units          --        --        -- 1,168,263 1,277,365 1,159,355   868,814        89        --        --
   Rev. Access No. of Units        --        --        --    65,821    73,227    80,473   868,814        89        --        --
   Rev. Extra No. of Units         --        --        --   166,993   185,973   154,757   868,814        89        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     10.31      8.77     10.24     10.67     10.80     10.00        --
   Value at End of Year            --        --        --     11.02     10.31      8.77     10.24     10.67     10.80        --
   No. of Units                    --        --        --    16,131    17,668    19,124    20,975    26,890    25,357        --

MANAGED TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       10.82     10.19     10.05        --        --        --        --        --        --        --
   Value at End of Year         10.90     10.82     10.19        --        --        --        --        --        --        --
   Rev Value No. of Units     735,180   837,115 1,037,978        --        --        --        --        --        --        --
   Rev. Access No. of Units    27,832    31,340    61,630        --        --        --        --        --        --        --
   Rev. Extra No. of Units    139,748   153,056   163,956        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       11.86     11.17     11.02        --        --        --        --        --        --        --
   Value at End of Year         11.94     11.86     11.17        --        --        --        --        --        --        --
   No. of Units                 6,463    10,572    14,098        --        --        --        --        --        --        --

MFS INVESTORS GROWTH STOCK FUND (MERGED INTO 500 INDEX TRUST B EFF 4-29-05) - INITIAL CLASS SHARES (units first credited
8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      7.46      6.14      8.58     11.45     12.36     10.00        --
   Value at End of Year            --        --        --      8.05      7.46      6.14      8.58     11.45     12.36        --
   Rev Value No. of Units          --        --        --   641,118   715,159   723,032 1,280,675   971,077   158,192        --
   Rev. Access No. of Units        --        --        --   121,589   132,909   146,522 1,280,675   971,077   158,192        --
   Rev. Extra No. of Units         --        --        --   253,985   281,892   331,636 1,280,675   971,077   158,192        --

MFS NEW DISCOVERY FUND (MERGED INTO SMALL CAP INDEX TRUST EFF 4-29-05) - INITIAL CLASS SHARES (units first credited 5-01-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     12.35      9.35     13.85     14.77     15.26     10.00        --
   Value at End of Year            --        --        --     12.99     12.35      9.35     13.85     14.77     15.26        --
   Rev Value No. of Units          --        --        --   225,250   256,805   277,963   533,377       431    36,557        --
   Rev. Access No. of Units        --        --        --    57,556    76,297    83,268   533,377   431,090    36,557        --
   Rev. Extra No. of Units         --        --        --   103,634   117,145   144,140   533,377   431,090    36,557        --

MFS RESEARCH FUND (SHARES MERGED INTO TOTAL STOCK MARKET INDEX TRUST EFF 4-29-05) - INITIAL CLASS SHARES (units first credited
8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      7.95      6.46      8.67     11.14     11.86     10.00        --
   Value at End of Year            --        --        --      9.10      7.95      6.46      8.67     11.14     11.86        --
   Rev Value No. of Units          --        --        --   517,686   578,045   621,468   970,571   672,010    73,452        --
   Rev. Access No. of Units        --        --        --    38,062    49,422    68,797   970,571   672,010    73,452        --
   Rev. Extra No. of Units         --        --        --   160,507   183,241   177,806   970,571   672,010    73,452        --

MID CAP GROWTH FUND (REPLACED BY MID CAP STOCK TRUST EFF 4-29-05) - NAV SHARES (units first credited 8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     23.49     16.19     20.79     20.47     18.98     18.07        --
   Value at End of Year            --        --        --     25.90     23.49     16.19     20.79     20.47     18.98        --
   Rev Value No. of Units                              --   210,494   228,854   200,020   242,085   136,439    14,779        --
   Rev. Access No. of Units        --        --        --    28,188    29,359    29,475   242,085   136,439    14,779        --
   Rev. Extra No. of Units         --        --        --    65,986    67,961    57,788   242,085   136,439    14,779        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
MID CAP INDEX TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       13.17     12.15     11.31        --        --        --        --        --        --        --
   Value at End of Year         13.99     13.17     12.15        --        --        --        --        --        --        --
   Rev Value No. of Units      43,736    56,057    52,742        --        --        --        --        --        --        --
   Rev. Access No. of Units     7,744    10,746    11,718        --        --        --        --        --        --        --
   Rev. Extra No. of Units     10,108     6,412     6,834        --        --        --        --        --        --        --

MID CAP STOCK TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       33.84     30.14     25.90        --        --        --        --        --        --        --
   Value at End of Year         41.30     33.84     30.14        --        --        --        --        --        --        --
   Rev Value No. of Units     161,299   181,786   207,932        --        --        --        --        --        --        --
   Rev. Access No. of Units    21,306    24,574    25,048        --        --        --        --        --        --        --
   Rev. Extra No. of Units     46,933    60,077    63,351        --        --        --        --        --        --        --

MID CAP VALUE B FUND (FORMERLY SMALL MIDCAP CORE FUND) (MERGED INTO MID VALUE TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     15.68     10.94     13.06     13.16     12.73     11.00        --
   Value at End of Year            --        --        --     18.39     15.68     10.94     13.06     13.16     12.73        --
   Rev Value No. of Units          --        --        --   293,358   231,918   215,620   220,092   114,891     9,532        --
   Rev. Access No. of Units        --        --        --    54,371    39,919    41,956   220,092   114,891     9,532        --
   Rev. Extra No. of Units         --        --        --   128,593    70,945    67,848   220,092   114,891     9,532        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     14.91     10.38     12.36     12.42     11.99     10.00        --
   Value at End of Year            --        --        --     17.53     14.91     10.38     12.36     12.42     11.99        --
   No. of Units                    --        --        --     9,924     4,305     5,358     6,506     6,516     5,870        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     14.73     10.27     12.27     12.36     11.96     10.00        --
   Value at End of Year            --        --        --     17.27     14.73     10.27     12.27     12.36     11.96        --
   No. of Units                    --        --        --    16,112    16,311    15,084    19,421    16,718    12,272        --

MID CAP VALUE FUND (MERGED INTO MID CAP VALUE B FUND EFF 11-01-04) - NAV SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --        --     10.00        --        --        --        --        --
   Value at End of Year            --        --        --        --     13.56        --        --        --        --        --
   Rev Value No. of Units          --        --        --        --    27,470        --        --        --        --        --
   Rev. Access No. of Units        --        --        --        --     8,029        --        --        --        --        --
   Rev. Extra No. of Units         --        --        --        --    32,051        --        --        --        --        --

MID VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       23.18     19.50     18.39        --        --        --        --        --        --        --
   Value at End of Year         23.01     23.18     19.50        --        --        --        --        --        --        --
   Rev Value No. of Units     198,422   253,569   300,424        --        --        --        --        --        --        --
   Rev. Access No. of Units    35,077    37,722    39,761        --        --        --        --        --        --        --
   Rev. Extra No. of Units     71,890   101,242   115,752        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --     17.53        --        --        --        --        --        --        --
   Value at End of Year            --        --     18.64        --        --        --        --        --        --        --
   No. of Units                    --        --     9,229        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       21.77     18.32     17.27        --        --        --        --        --        --        --
   Value at End of Year         21.61     21.77     18.32        --        --        --        --        --        --        --
   No. of Units                 4,893     7,555    12,517        --        --        --        --        --        --        --

MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     10.12     10.15     10.12     10.00        --        --        --
   Value at End of Year            --        --        --     10.10     10.12     10.15     10.12        --        --        --
   Rev Value No. of Units          --        --        -- 1,589,131 2,054,260 2,479,251 4,289,180        --        --        --
   Rev. Access No. of Units        --        --        --   333,841   346,239 1,018,815 4,289,180        --        --        --
   Rev. Extra No. of Units         --        --        --   549,370   837,553 1,371,649 4,289,180        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     12.16     12.17     12.11     10.00        --        --        --
   Value at End of Year            --        --        --     12.17     12.16     12.17     12.11        --        --        --
   No. of Units                    --        --        --    65,316    83,691    86,772    92,991        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     10.12     10.15     10.12     10.00        --        --        --
   Value at End of Year            --        --        --     10.10     10.12     10.15     10.12        --        --        --
   No. of Units                    --        --        --    63,446    62,638    67,782    53,661        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     12.16     12.17     12.11     10.00        --        --        --
   Value at End of Year            --        --        --     12.17     12.16     12.17     12.11        --        --        --
   No. of Units                    --        --        --    17,913    23,367    28,641    20,225        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     10.12     10.15     10.12     10.00        --        --        --
   Value at End of Year            --        --        --     10.10     10.12     10.15     10.12        --        --        --
   No. of Units                    --        --        --   288,851   412,229   552,435   457,386        --        --        --

MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       10.62     10.27     10.10        --        --        --        --        --        --        --
   Value at End of Year         11.00     10.62     10.27        --        --        --        --        --        --        --
   Rev Value No. of Units   1,196,751 1,222,919 1,263,530        --        --        --        --        --        --        --
   Rev. Access No. of Units   247,288   217,207   246,064        --        --        --        --        --        --        --
   Rev. Extra No. of Units    584,561   545,460   469,050        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       12.86     12.40     12.17        --        --        --        --        --        --        --
   Value at End of Year         13.35     12.86     12.40        --        --        --        --        --        --        --
   No. of Units                 5,458     7,794    63,596        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       10.62     10.27     10.10        --        --        --        --        --        --        --
   Value at End of Year         11.00     10.62     10.27        --        --        --        --        --        --        --
   No. of Units                61,001    60,716    53,013        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       12.86     12.40     12.17        --        --        --        --        --        --        --
   Value at End of Year         13.35     12.86     12.40        --        --        --        --        --        --        --
   No. of Units                32,708    10,752    13,773        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       10.62     10.27     10.10        --        --        --        --        --        --        --
   Value at End of Year         11.00     10.62     10.27        --        --        --        --        --        --        --
   No. of Units               122,938   189,082   213,156        --        --        --        --        --        --        --

OVERSEAS EQUITY B FUND (MERGED INTO OVERSEAS EQUITY TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      8.79      6.72      8.33     10.00        --        --        --
   Value at End of Year            --        --        --      9.64      8.79      6.72      8.33        --        --        --
   Rev Value No. of Units          --        --        --   694,057   301,848   190,914    20,457        --        --        --
   Rev. Access No. of Units        --        --        --   102,357    16,942    18,535    20,457        --        --        --
   Rev. Extra No. of Units         --        --        --   262,113   137,661    75,514    20,457        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      8.90      6.79      8.39     10.72     12.94     10.00        --
   Value at End of Year            --        --        --      9.78      8.90      6.79      8.39     10.72     12.94        --
   No. of Units                    --        --        --     5,820     4,791     6,084     7,494     7,506     5,408        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      8.79      6.72      8.33     10.66     12.91     10.00        --
   Value at End of Year            --        --        --      9.64      8.79      6.72      8.33     10.66     12.91        --
   No. of Units                    --        --        --    43,870    38,739    42,177    48,242    50,459    21,856        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      8.90      6.79     10.00        --        --        --        --
   Value at End of Year            --        --        --      9.78      8.90      6.79        --        --        --        --
   No. of Units                    --        --        --     9,076     7,752     7,963        --        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      8.79      6.72     10.00        --        --        --        --
   Value at End of Year            --        --        --      9.64      8.79      6.72        --        --        --        --
   No. of Units                    --        --        --    95,289   102,807   103,370        --        --        --        --

OVERSEAS EQUITY C FUND (FORMERLY EMERGING MARKETS EQUITY)(MERGED INTO OVERSEAS EQUITY B FUND EFF 11-1-04)) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --        --      9.07      9.85     10.00        --        --        --
   Value at End of Year            --        --        --        --     14.06      9.07      9.85        --        --        --
   Rev Value No. of Units          --        --        --        --    33,986    17,395     7,941        --        --        --
   Rev. Access No. of Units        --        --        --        --     4,792     2,150     7,941        --        --        --
   Rev. Extra No. of Units         --        --        --        --    20,573     7,320     7,941        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --        --      9.07      9.85     10.35     17.48     10.00        --
   Value at End of Year            --        --        --        --     14.06      9.07      9.85     10.35     17.48        --
   No. of Units                    --        --        --        --     6,003     8,809     7,313     7,636     8,609        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --        --        --        --        --        --        --        --
   Value at End of Year            --        --        --        --        --        --        --        --        --        --

OVERSEAS EQUITY FUND (MERGED INTO OVERSEAS EQUITY B FUND EFF 11-01-2004) - NAV SHARES (units first credited 8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --        --      9.96     10.76     11.65     12.98     12.24        --
   Value at End of Year            --        --        --        --     13.75      9.96     10.76     11.65     12.98        --
   Rev Value No. of Units          --        --        --        --   201,570   174,540   128,318    63,735     5,361        --
   Rev. Access No. of Units        --        --        --        --    35,964    24,431   128,318    63,735     5,361        --
   Rev. Extra No. of Units         --        --        --        --    41,367    28,672   128,318    63,735     5,361        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --        --      7.79      8.42      9.12     10.16     10.00        --
   Value at End of Year            --        --        --        --     10.76      7.79      8.42      9.12     10.16        --
   No. of Units                    --        --        --        --     6,486     4,448     4,508     5,357     6,608        --

OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       13.33     11.27      9.64        --        --        --        --        --        --        --
   Value at End of Year         14.81     13.33     11.27        --        --        --        --        --        --        --
   Rev Value No. of Units     518,546   583,528   613,845        --        --        --        --        --        --        --
   Rev. Access No. of Units    55,768    60,848    82,171        --        --        --        --        --        --        --
   Rev. Extra No. of Units    196,646   215,947   217,607        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --      9.78        --        --        --        --        --        --        --
   Value at End of Year            --        --     11.47        --        --        --        --        --        --        --
   No. of Units                    --        --     4,986        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       13.33     11.27      9.64        --        --        --        --        --        --        --
   Value at End of Year         14.81     13.33     11.27        --        --        --        --        --        --        --
   No. of Units                15,425    25,085    36,329        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --     11.47      9.78        --        --        --        --        --        --        --
   Value at End of Year            --     13.60     11.47        --        --        --        --        --        --        --
   No. of Units                    --     2,952    12,021        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       13.33     11.27      9.64        --        --        --        --        --        --        --
   Value at End of Year         14.81     13.33     11.27        --        --        --        --        --        --        --
   No. of Units                58,092    73,639    80,279        --        --        --        --        --        --        --

REAL ESTATE EQUITY FUND (REPLACED BY REAL ESTATE SECURITIES TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     15.47     11.44     11.43     10.95     10.00        --        --
   Value at End of Year            --        --        --     20.85     15.47     11.44     11.43     10.95        --        --
   Rev Value No. of Units          --        --        --   253,425   267,781   217,276   138,332     1,766        --        --
   Rev. Access No. of Units        --        --        --    31,913    48,314    48,847   138,332     1,766        --        --
   Rev. Extra No. of Units         --        --        --    88,926    86,358    68,106   138,332     1,766        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     17.95     13.24     13.20     12.61      9.63     10.00        --
   Value at End of Year            --        --        --     24.26     17.95     13.24     13.20     12.61      9.63        --
   No. of Units                    --        --        --    10,542    11,719    11,722    11,726    11,730    11,845        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     17.72     13.11     13.10     12.54      9.60     10.00        --
   Value at End of Year            --        --        --     23.89     17.72     13.11     13.10     12.54      9.60        --
   No. of Units                    --        --        --     6,087     6,937     3,182     2,869     2,599     2,363        --

REAL ESTATE SECURITIES TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       31.55     23.24     20.85        --        --        --        --        --        --        --
   Value at End of Year         26.31     31.55     23.12        --        --        --        --        --        --        --
   Rev Value No. of Units     147,035   210,402   235,518        --        --        --        --        --        --        --
   Rev. Access No. of Units    19,335    22,181    25,551        --        --        --        --        --        --        --
   Rev. Extra No. of Units     54,623    63,742    72,842        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       78.20     57.17     24.26        --        --        --        --        --        --        --
   Value at End of Year         65.38     78.20     57.17        --        --        --        --        --        --        --
   No. of Units                    59        --     4,971        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       31.55     23.12     23.89        --        --        --        --        --        --        --
   Value at End of Year         26.31     31.55     23.12        --        --        --        --        --        --        --
   No. of Units                 5,465     7,545     9,394        --        --        --        --        --        --        --

SHORT-TERM BOND FUND (MERGED INTO SHORT-TERM BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-03-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     15.04     14.82     14.20     13.30     12.48     12.34        --
   Value at End of Year            --        --        --     15.07     15.04     14.82     14.20     13.30     12.48        --
   Rev Value No. of Units          --        --        --   765,939   884,537   621,051   440,240   126,421    15,433        --
   Rev. Access No. of Units        --        --        --    98,324   118,364   132,895   440,240   126,421    15,433        --
   Rev. Extra No. of Units         --        --        --   162,310   185,025   158,441   440,240   126,421    15,433        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --     12.41     12.20     11.66     10.89     10.19     10.00        --
   Value at End of Year            --        --        --     12.46     12.41     12.20     11.66     10.89     10.19        --
   No. of Units                    --        --        --        --        --        --        --        --     4,987        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --     12.26     12.08     11.57     10.84     10.17     10.00        --
   Value at End of Year            --        --        --     12.28     12.26     12.08     11.57     10.84     10.17        --
   No. of Units                    --        --        --     7,734     7,829     5,826     6,019     6,207     5,058        --

SHORT-TERM BOND TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       15.70     15.20     15.07        --        --        --        --        --        --        --
   Value at End of Year         16.01     15.70     15.20        --        --        --        --        --        --        --
   Rev Value No. of Units     364,019   513,093   617,842        --        --        --        --        --        --        --
   Rev. Access No. of Units    62,900    67,792    79,284        --        --        --        --        --        --        --
   Rev. Extra No. of Units    127,046   140,163   141,094        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       12.79     12.39     12.28        --        --        --        --        --        --        --
   Value at End of Year         13.05     12.79     12.39        --        --        --        --        --        --        --
   No. of Units                11,142     5,002     7,197        --        --        --        --        --        --        --

SMALL CAP EMERGING GROWTH FUND (MERGED INTO SMALL CAP GROWTH TRUST EFF 4-29-05) - NAV SHARES (units first credited 11-15-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --      8.23      5.60      7.90      8.30     10.00        --        --
   Value at End of Year            --        --        --      8.90      8.23      5.60      7.90      8.30        --        --
   Rev Value No. of Units          --        --        --   692,587   116,428   110,281    79,406       535        --        --
   Rev. Access No. of Units        --        --        --    66,206    12,351     8,332    79,406       535        --        --
   Rev. Extra No. of Units         --        --        --   200,297    28,761    30,007    79,406       535        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      8.62      5.85      8.23      8.64      9.58     10.00        --
   Value at End of Year            --        --        --      9.34      8.62      5.85      8.23      8.64      9.58        --
   No. of Units                    --        --        --     4,203     7,749     8,574        --        --     1,452        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      8.52      5.79      8.17      8.60      9.56     10.00        --
   Value at End of Year            --        --        --      9.21      8.52      5.79      8.17      8.60      9.56        --
   No. of Units                    --        --        --    48,346    12,101    14,125    12,245    16,236    14,326        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --      8.52        --        --        --        --        --        --
   Value at End of Year            --        --        --      9.34        --        --        --        --        --        --
   No. of Units                    --        --        --    23,421        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --      8.40        --        --        --        --        --        --
   Value at End of Year            --        --        --      9.21        --        --        --        --        --        --
   No. of Units                    --        --        --   316,019        --        --        --        --        --        --

SMALL CAP GROWTH FUND (MERGED INTO SMALL CAP EMERGING GROWTH FUND EFF 11-01-04) - NAV SHARES (units first credited 11-15-2001)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --        --      9.81     14.19     16.44     21.19     14.27        --
   Value at End of Year            --        --        --        --     12.39      9.81     14.19     16.44     21.19        --
   Rev Value No. of Units          --        --        --        --   428,036   448,285   715,728   608,753    59,529        --
   Rev. Access No. of Units        --        --        --        --    41,073    45,628   715,728   608,753    59,529        --
   Rev. Extra No. of Units         --        --        --        --   143,040   134,266   715,728   608,753    59,529        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --        --     11.49     16.57     10.00        --        --        --
   Value at End of Year            --        --        --        --     14.55     11.49     16.57        --        --        --
   No. of Units                    --        --        --        --     2,478     2,478     2,702        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --        --      9.81     14.19     10.00        --        --        --
   Value at End of Year            --        --        --        --     12.39      9.81     14.19        --        --        --
   No. of Units                    --        --        --        --    29,375    31,651    35,009        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --        --        --     11.49     16.57     10.00        --        --        --
   Value at End of Year            --        --        --        --     14.55     11.49     16.57        --        --        --
   No. of Units                    --        --        --        --    24,095    29,369    50,072        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year          --        --        --        --      9.81     14.19     10.00        --        --        --
   Value at End of Year            --        --        --        --     12.39      9.81     14.19        --        --        --
   No. of Units                    --        --        --        --   250,519   270,532   334,521        --        --        --

SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       11.56     10.31      8.90        --        --        --        --        --        --        --
   Value at End of Year         13.01     11.56     10.31        --        --        --        --        --        --        --
   Rev Value No. of Units     452,303   561,876   650,669        --        --        --        --        --        --        --
   Rev. Access No. of Units    42,586    51,201    51,319        --        --        --        --        --        --        --
   Rev. Extra No. of Units    129,808   170,356   182,932        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       12.19     10.85      9.34        --        --        --        --        --        --        --
   Value at End of Year         13.76     12.19     10.85        --        --        --        --        --        --        --
   No. of Units                 4,203     4,203     4,203        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       11.95     10.67      9.21        --        --        --        --        --        --        --
   Value at End of Year         13.46     11.95     10.67        --        --        --        --        --        --        --
   No. of Units                16,165    18,525    42,275        --        --        --        --        --        --        --

Declaration Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year       12.19     10.85      9.34        --        --        --        --        --        --        --
   Value at End of Year         13.76     12.19     10.85        --        --        --        --        --        --        --
   No. of Units                 2,052    10,518    25,657        --        --        --        --        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Declaration Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       11.95     10.67      9.21        --        --        --        --        --        --        --
   Value at End of Year         13.46     11.95     10.67        --        --        --        --        --        --        --
   No. of Units               141,109   183,334   268,773        --        --        --        --        --        --        --

SMALL CAP INDEX TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       14.51     12.49     12.99        --        --        --        --        --        --        --
   Value at End of Year         14.03     14.51     12.49        --        --        --        --        --        --        --
   Rev Value No. of Units     152,792   193,514   214,291        --        --        --        --        --        --        --
   Rev. Access No. of Units    45,838    52,121    53,815        --        --        --        --        --        --        --
   Rev. Extra No. of Units     67,072    88,093    95,089        --        --        --        --        --        --        --

SMALL CAP VALUE FUND (MERGED INTO SMALL CAP VALUE TRUST EFF 4-29-05) - NAV SHARES (units first credited 8-10-1999)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     20.54     15.07     16.31     13.87     10.46     10.00        --
   Value at End of Year            --        --        --     25.43     20.54     15.07     16.31     13.87     10.46        --
   Rev Value No. of Units          --        --        --   444,257   467,842   467,201   546,648   241,338        --        --
   Rev. Access No. of Units        --        --        --    63,114    79,351    81,318   546,648   241,338        --        --
   Rev. Extra No. of Units         --        --        --   123,938   137,936   128,046   546,648   241,338        --        --

SMALL CAP VALUE TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       32.34     27.44     25.43        --        --        --        --        --        --        --
   Value at End of Year         31.01     32.34     27.44        --        --        --        --        --        --        --
   Rev Value No. of Units     248,004   333,449   377,974        --        --        --        --        --        --        --
   Rev. Access No. of Units    43,470    48,214    60,124        --        --        --        --        --        --        --
   Rev. Extra No. of Units     75,774    99,137   112,417        --        --        --        --        --        --        --

TOTAL BOND MARKET TRUST B (FORMERLY BOND INDEX TRUST B) - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       13.42     13.06     12.91        --        --        --        --        --        --        --
   Value at End of Year         14.20     13.42     13.06        --        --        --        --        --        --        --
   Rev Value No. of Units     392,704   519,385   618,333        --        --        --        --        --        --        --
   Rev. Access No. of Units    38,237    43,712    59,493        --        --        --        --        --        --        --
   Rev. Extra No. of Units    131,724   150,735   168,737        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments greater than $250,000
   Value at Start of Year          --        --     13.12        --        --        --        --        --        --        --
   Value at End of Year            --        --     13.30        --        --        --        --        --        --        --
   No. of Units                    --        --     9,826        --        --        --        --        --        --        --

Patriot Contracts with no Optional Benefits with initial premium payments less than $250,000
   Value at Start of Year       13.43     13.07     12.92        --        --        --        --        --        --        --
   Value at End of Year         14.21     13.43     13.07        --        --        --        --        --        --        --
   No. of Units                 5,318     5,432     7,696        --        --        --        --        --        --        --

TOTAL RETURN BOND FUND (REPLACED BY TOTAL RETURN TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits
   Value at Start of Year          --        --        --     10.11     10.00        --        --        --        --        --
   Value at End of Year            --        --        --     10.46     10.11        --        --        --        --        --
   Rev Value No. of Units          --        --        --   101,935    85,139        --        --        --        --        --
   Rev. Access No. of Units        --        --        --     9,789    10,515        --        --        --        --        --
   Rev. Extra No. of Units         --        --        --    44,923    61,613        --        --        --        --        --

TOTAL RETURN TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       10.88     10.63     10.46        --        --        --        --        --        --        --
   Value at End of Year         11.67     10.88     10.63        --        --        --        --        --        --        --
   Rev Value No. of Units     185,403   158,257   154,807        --        --        --        --        --        --        --
   Rev. Access No. of Units    11,694    14,272    14,021        --        --        --        --        --        --        --
   Rev. Extra No. of Units     90,593    87,943    74,581        --        --        --        --        --        --        --

Revolution, Declaration

                               YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                             12/31/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
                            --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
TOTAL STOCK MARKET INDEX TRUST - NAV SHARES (units first credited 4-29-2005)
Contracts with no Optional Benefits
   Value at Start of Year       14.51     12.74     12.50        --        --        --        --        --        --        --
   Value at End of Year         15.07     14.51     12.74        --        --        --        --        --        --        --
   Rev Value No. of Units     933,262 1,117,167 1,374,019        --        --        --        --        --        --        --
   Rev. Access No. of Units   120,127   130,048   154,546        --        --        --        --        --        --        --
   Rev. Extra No. of Units    275,782   405,193   444,705        --        --        --        --        --        --        --

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information


                                                            dated April 28, 2008


                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
                        John Hancock Variable Account JF

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS" issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO") in all jurisdictions as follows:

                         PROSPECTUSES ISSUED BY JHVLICO
           (to be read with this Statement of Additional Information)

                          Declaration Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                        Revolution Extra Variable Annuity
                        Revolution Value Variable Annuity

Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to the applicable issuing company of a Contract. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


Annuities Service Center    Mailing Address
164 Corporate Drive         Post Office Box 9507
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9507
(800) 824-0335              www.jhannuities.com

JHVLICO Var Acct JF SAI 04/08

                                Table of Contents


SERVICES ..................................................................    3
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..........................    3
   PRINCIPAL UNDERWRITER ..................................................    3
   SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS ....................    3
CALCULATION OF PERFORMANCE DATA ...........................................    6
   MONEY MARKET VARIABLE INVESTMENT OPTIONS ...............................    6
   OTHER VARIABLE INVESTMENT OPTIONS ......................................    7
      "Standardized" Total Return .........................................    7
      Yield ...............................................................    7
      "Non-Standardized" Performance ......................................    7
OTHER PERFORMANCE INFORMATION .............................................    8
CALCULATION OF ANNUITY PAYMENTS ...........................................    8
      Calculation of Annuity Units ........................................    8
      Annuity Unit Values .................................................    9
      MORTALITY TABLES ....................................................    9
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES ......................    9
      Net Investment Rate .................................................   10
      Adjustment of Units and Values ......................................   10
      Hypothetical Examples Illustrating the Calculation of Accumulation
      Unit Values and Annuity Unit Values .................................   10
PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES .............................   10
THE SEPARATE ACCOUNT ......................................................   10
DELAY OF CERTAIN PAYMENTS .................................................   11
LIABILITY FOR TELEPHONE TRANSFERS .........................................   11
VOTING PRIVILEGES .........................................................   11
LEGAL AND REGULATORY MATTERS ..............................................   12
FINANCIAL STATEMENTS ......................................................   13

                                    Services



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of John Hancock Variable Life Insurance Company Variable Annuity Account JF at December 31, 2007 and for each of the two years in the period ended December 31, 2007, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



PRINCIPAL UNDERWRITER



John Hancock Distributors, LLC, ("JH Distributors"), an affiliate of John Hancock Life Insurance Company ("JHLICO"), now serves as principal underwriter of the Contract interests described in the respective prospectuses. These Contract interests are offered on a continuous basis. Prior to May 1, 2006, Signator Investors, Inc. ("Signator"), a subsidiary of JHLICO, which is an affiliate of ours, served as the principal underwriter of the Contracts. The aggregate dollar amounts of underwriting commissions paid to Signator in 2006 and 2005 were $1,100,644 and $6,482,728, respectively. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2007, 2006 and 2005 were $657,183,413, $516,555,523 and $510,874,858, respectively.


SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.


We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment Portfolios or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.


We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.

The categories of payments that we provide, directly or through JHD, to firms are described below. These categories are not mutually exclusive and we may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in our efforts to promote the sale of the Contracts. We agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. We determine which firms to support and the extent of the payments it is willing to make. We generally choose to compensate firms that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not make an independent assessment of the cost of providing such services.

The following list includes the names of member firms of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD") (or their affiliated broker-dealers) that we are aware (as of December 31, 2007) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract:



NAME OF FIRM



                                   DISTRIBUTOR



                            1st Global Capital Corp.
                           A. G. Edwards & Sons, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                            AIG - Financial Advisors
                 AIG - American General Securities Incorporated
                  American Portfolios Financial Services, Inc.
                        AmTrust Investment Services, Inc.
                       BancWest Investment Services, Inc.
                                   BOSC, Inc.
                           Cadaret, Grant & Co., Inc.
                            Centaurus Financial, Inc.
                         Citigroup Global Markets, Inc.
                          CCO Investment Services, Inc.
                               Comerica Securities
                            Commerce Capital Markets
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                              Davenport & Co., LLC
                         Essex National Securities, Inc.
                            Ferris, Baker Watts, Inc.
                          Fifth Third Securities, Inc.
                       Founders Financial Securities, LLC
                         Geneos Wealth Management, Inc.
                            GunnAllen Financial, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments, Inc.
                           HSBC Securities (USA) Inc.
                        Independent Financial Group, LLC
                   Independent Financial Marketing Group, Inc.
                 ING - Financial Network Investment Corporation
                     ING - Financial Securities Corporation
                    ING - Primevest Financial Services, Inc.
                          ING Financial Partners, Inc.
                              InterSecurities, Inc.
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, Inc.
                          Janney Montgomery Scott, LLC
                     Jefferson Pilot Securities Corporation
                         John Hancock Distributors, Inc.
                          Key Investments Services, LLC
                        LaSalle Financial Services, Inc.
                        LaSalle Street Securities, L.L.C.
                     Lincoln Financial Advisors Corporation
                                  LPL Financial
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC

                                   DISTRIBUTOR



                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                           Money Concepts Capital Corp
                          Morgan Keegan & Company, Inc.
                           Morgan Stanley & Co., Inc.
                           Next Financial Group, Inc.
                              NFP Securities, Inc.
                           NPH - SII Investments, Inc.
                       NPH - Invest Financial Corporation
                    NPH - Investment Centers of America, Inc.
                       NPH - National Planning Corporation
                  PAC of America - Associated Securities Corp.
                   PAC of America - Mutual Service Corporation
              PAC of America - United Planners' Financial Services
                PAC of America - Waterstone Financial Group, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                           Questar Capital Corporation
                        Raymond James & Associates, Inc.
                     Raymond James Financial Services, Inc.
                             RBC Dain Rauscher, Inc.
                           Robert W. Baird & Co., Inc.
                         Sammons Securities Company, LLC
                            Securities America, Inc.
                           Sigma Financial Corporation
                           Stifel Nicolaus & Co., Inc
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                       Unionbanc Investment Services, Inc.
                            Wachovia Securities, LLC
                            Wachovia Securities, Inc.
                      Wachovia Securities Financial Network
                         Walnut Street Securities, Inc.
                        Webster Investment Services, Inc.
                           Well Fargo Securities, LLC
                        Woodbury Financial Services, Inc.




Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.


Sales and Asset Based Payments

We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments

We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments


We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.


Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                         Calculation of Performance Data

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTIONS

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

                                                        (365/7)
              Effective yield = (Base period return + 1)        - 1

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return


Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.


We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                                           n
                              P x ( 1 + T )  = ERV

Where:

     P   = a hypothetical initial premium payment of $1,000

     T   = average annual total return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the Revolution contracts because the Account is used for other variable annuities offered by us.

Yield

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                                                 6
                                   ( ( a - b    )      )
                         Yield = 2 ( ( ----- + 1)  - 1 )
                                   ( (  cd      )      )


where:

     a = net investment income earned during the period by the Portfolio whose shares are owned by the variable investment option

     b = expenses accrued for the period (net of any reimbursements)

     c = the average daily number of accumulation units outstanding during the period

     d = the offering price per accumulation unit on the last day of the period


According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

"Non-Standardized" Performance


We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Portfolio-level and contract-level charges, except any premium tax charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

                          Other Performance Information

You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

                         Calculation of Annuity Payments

Calculation of Annuity Units

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                      (1) the age and, possibly, sex of the
                                    payee and

                         (2) the assumed investment rate
                                (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

               the amount of the initial monthly variable annuity
                    payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

Annuity Unit Values

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

     (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

     (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be
          0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              Additional Information about Determining Unit Values

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

Net Investment Rate


For any period, the net investment rate for a variable investment option equals

     (1) the percentage total investment return of the corresponding Portfolio for that period (assuming reinvestment of all dividends and other distributions from the Portfolio), less

     (2) for each calendar day in the period, a deduction of 0.003425% or 0.003151% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

     (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.


Adjustment of Units and Values

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract. Hypothetical examples illustrating the calculation of accumulation unit values and annuity unit values.

Hypothetical Examples Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $137.00 assuming a one day period. The $137.00 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003425. By substituting in the first formula above, the net investment rate is equal to $3863.00 ($2000 + $3000
- $1000 - $137.00) divided by $4,000,000 or 0.0009658.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be $11.250000 x (1 + .0009658) or $11.260865. The value of an annuity unit at the end of the period would be $1.0850000 x (1. + .0009658) x .999905754 or
$1.085946. The final figure, .999905754, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.


                 Purchases and Redemptions of Portfolio Shares

JHVLICO purchases and redeems Portfolio shares for the Separate Account at their net asset value without any sales or redemption charges. Each available Portfolio issues its own separate series of Portfolio shares. Each such series represents an interest in one of the Portfolios of the Trusts, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same Portfolio at their net asset value as of the dates paid.

On each Business Day, the Separate Account purchases and redeems shares of each Portfolio for each variable investment option based on, among other things, the amount of Purchase Payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Portfolio share for each Portfolio determined on that same date.

                              The Separate Account

In addition to the assets attributable to Contracts, the Separate Account may include amounts contributed by JHVLICO to commence operations of a Variable Investment Option or an underlying Portfolio. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact the transfer might have on any Variable Investment Option. The assets of one Variable Investment Option are not necessarily legally insulated from liabilities associated with another Variable Investment Option.

                            Delay of Certain Payments

Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuities Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

     (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

     (2)  when trading on that Exchange is restricted;

     (3) when an emergency exists, as determined by the SEC, as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

     (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                        Liability for Telephone Transfers

If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include:

     -    requiring personal identification,

     -    tape recording calls, and

     -    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                                Voting Privileges


Here's the formula we use to determine the number of Portfolio shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                               Portfolio's shares

At a shareholders' meeting, you may give instructions regarding:

     (1)  the election of a Board of Trustees,

     (2)  the ratification of the selection of independent auditors,

     (3) the approval of a Series Portfolio's investment management agreements, and

     (4)  other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the Portfolio shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of Portfolio shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that Portfolio by the net asset value of one share of that Portfolio.

We will furnish you information and forms so that you may give voting instructions.

We may own Portfolio shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Portfolio's shares (including owners who participate in separate accounts other than the Separate Account). The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.


We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or

     - the ability of the principal underwriter to perform its contract with the Separate Account; or

     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                              Financial Statements

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Variable Life Insurance Company
Years Ended December 31, 2007, 2006 and 2005

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                                                              F-2

Audited Consolidated Financial Statements:

Consolidated Balance Sheets as of December 31, 2007 and 2006
                                                                                                                     F-3

Consolidated Statements of Income for the years ended December 31, 2007, 2006, and 2005
                                                                                                                     F-4

Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income for the years ended December 31,
2007, 2006 and 2005                                                                                                  F-5

Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005
                                                                                                                     F-6

Notes to Consolidated Financial Statements
                                                                                                                     F-8

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2007 and 2006 and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the accompanying consolidated financial statements, the Company has restated its financial statements for the years ended December 31, 2006 and 2005.

As discussed in Note 1 to the consolidated financial statements, in 2007 the Company changed its method of accounting for income tax related cash flows generated by investments in leveraged leases and collateral related to certain derivative activities.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 25, 2008

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                                          December 31,
                                                                      -------------------
                                                                        2007       2006
                                                                      --------- ---------
                                                                                 Restated
                                                                         (in millions)
Assets

Investments
Fixed maturities - at fair value
       (cost: 2007 - $4,971.2; 2006 - $4,616.7 restated)............. $ 4,967.5 $ 4,583.7
Equity securities:
   Available-for-sale - at fair value
     (cost: 2007 - $2.3; 2006 - $109.7)..............................       4.5     122.4
Mortgage loans on real estate........................................   1,031.7   1,056.2
Real estate..........................................................     257.8     261.7
Policy loans.........................................................     465.3     441.6
Other invested assets................................................     208.4     201.1
                                                                      --------- ---------
   Total Investments.................................................   6,935.2   6,666.7

Cash and cash equivalents............................................     184.9     265.5
Accrued investment income............................................      73.4      67.2
Goodwill.............................................................     410.8     410.8
Value of business acquired...........................................   1,275.8   1,299.0
Amounts due from affiliates..........................................     121.2     177.0
Intangible assets....................................................     210.6     213.8
Deferred policy acquisition costs....................................     544.6     499.7
Reinsurance recoverable..............................................     483.3     397.5
Other assets.........................................................       5.2      39.7
Separate account assets..............................................   7,949.2   7,924.9
                                                                      --------- ---------
   Total Assets...................................................... $18,194.2 $17,961.8
                                                                      ========= =========

Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits............................................... $ 6,924.0 $ 6,715.9
Policyholders' funds.................................................      50.4      39.7
Unearned revenue.....................................................     104.5     133.4
Unpaid claims and claim expense reserves.............................      37.7      48.7
Dividends payable to policyholders...................................       1.5       1.3
Amounts due to affiliates............................................     178.9     350.8
Deferred income tax liability........................................     462.7     452.0
Other liabilities....................................................     364.0     197.1
Separate account liabilities.........................................   7,949.2   7,924.9
                                                                      --------- ---------
   Total Liabilities.................................................  16,072.9  15,863.8

Shareholder's Equity:

Common stock; $50 par value; 50,000 shares authorized and outstanding       2.5       2.5
Additional paid in capital...........................................   2,017.1   2,017.1
Retained earnings....................................................      96.7      83.5
Accumulated other comprehensive (loss) income........................       5.0      (5.1)
                                                                      --------- ---------
   Total Shareholder's Equity........................................   2,121.3   2,098.0
                                                                      --------- ---------
   Total Liabilities and Shareholder's Equity........................ $18,194.2 $17,961.8
                                                                      ========= =========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                     Years Ended December 31,
                                                                                     ------------------------
                                                                                      2007    2006     2005
                                                                                     ------ -------- --------
                                                                                            Restated Restated
                                                                                          (in millions)
Revenues
   Premiums......................................................................... $ 59.2  $ 70.9   $ 77.6
   Universal life and investment-type product charges...............................  105.3   138.5    126.3
   Net investment income............................................................  367.6   358.2    328.4
   Net realized investment and other gains (losses).................................    4.1    (6.2)    11.0
   Investment management revenues, commissions and other fees.......................  239.7   124.3    118.7
   Other revenue....................................................................    0.1      --      0.3
                                                                                     ------  ------   ------
       Total revenues...............................................................  776.0   685.7    662.3

Benefits and expenses
   Benefits to policyholders........................................................  345.2   252.9    274.0
   Other operating costs and expenses...............................................   79.9   124.7    121.1
   Amortization of deferred policy acquisition costs and value of business acquired.   59.1    76.3     32.9
   Dividends to policyholders.......................................................   21.5    20.4     19.7
                                                                                     ------  ------   ------
       Total benefits and expenses..................................................  505.7   474.3    447.7
                                                                                     ------  ------   ------
Income before income taxes..........................................................  270.3   211.4    214.6

Income taxes........................................................................   91.8    70.7     71.4
                                                                                     ------  ------   ------
Net income.......................................................................... $178.5  $140.7   $143.2
                                                                                     ======  ======   ======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                           AND COMPREHENSIVE INCOME

                                                                                       Accumulated
                                                                                          Other         Total
                                                      Common   Additional    Retained Comprehensive Shareholder's Outstanding
                                                      Stock  Paid In Capital Earnings Income (Loss)    Equity       Shares
                                                      ------ --------------- -------- ------------- ------------- -----------
                                                             (in millions, except for shares outstanding)         (thousands)
Balance at January 1, 2005 - As previously
  reported...........................................  $2.5     $1,977.4     $  97.0     $ 33.4       $2,110.3       50.0
   Restatements......................................                          (27.4)                    (27.4)
                                                       ----     --------     -------     ------       --------       ----
Balance at January 1, 2005 - Restated................  $2.5     $1,977.4     $  69.6     $ 33.4       $2,082.9       50.0
                                                       ====     ========     =======     ======       ========       ====
Manulife Financial Corporation purchase price
  reallocation.......................................               39.7                                  39.7

   Comprehensive income:.............................
       Net income - Restated.........................                          143.2                     143.2
       Other comprehensive income, net of tax:.......
          Net unrealized losses......................                                     (45.5)         (45.5)
          Net accumulated losses on cash flow
            hedges...................................                                      (0.7)          (0.7)
                                                                                                      --------
   Comprehensive income..............................                                                     97.0

Dividends paid to Parent.............................                         (175.0)                   (175.0)
                                                       ----     --------     -------     ------       --------       ----
Balance at December 31, 2005 - Restated..............  $2.5     $2,017.1     $  37.8     $(12.8)      $2,044.6       50.0
                                                       ====     ========     =======     ======       ========       ====
   Comprehensive income:.............................
       Net income - Restated.........................                          140.7                     140.7
       Other comprehensive income, net of tax:.......
          Net unrealized gains.......................                                       7.2            7.2
          Net accumulated gains on cash flow
            hedges...................................                                       0.5            0.5
                                                                                                      --------
   Comprehensive income..............................                                                    148.4

Dividends paid to Parent.............................                          (95.0)                    (95.0)
                                                       ----     --------     -------     ------       --------       ----
Balance at December 31, 2006 - Restated..............  $2.5     $2,017.1     $  83.5     $ (5.1)      $2,098.0       50.0
                                                       ====     ========     =======     ======       ========       ====
   Comprehensive income:.............................
       Net income....................................                          178.5                     178.5
       Other comprehensive income, net of tax:.......
          Net unrealized gains.......................                                       9.9            9.9
          Net accumulated gains on cash flow
            hedges...................................                                       0.2            0.2
                                                                                                      --------
   Comprehensive income..............................                                                    188.6

Adoption of FSP No. FAS13-2..........................                          (15.3)                    (15.3)
Dividends paid to Parent.............................                         (150.0)                   (150.0)
                                                       ----     --------     -------     ------       --------       ----
Balance at December 31, 2007.........................  $2.5     $2,017.1     $  96.7     $  5.0       $2,121.3       50.0
                                                       ====     ========     =======     ======       ========       ====

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                  Years Ended December 31,
                                                                                              -------------------------------
                                                                                                 2007       2006       2005
                                                                                              ---------  ---------  ---------
                                                                                                          Restated   Restated
                                                                                                       (in millions)
Cash flows from operating activities:
   Net income................................................................................ $   178.5  $   140.7  $   143.2
       Adjustments to reconcile net income to net cash provided by operating activities:.....
       Amortization of premium (discount) - fixed maturities.................................      26.4       37.8       52.5
       Net realized investment and other (gains) losses......................................      (4.1)       6.2      (11.0)
       Amortization of deferred acquisition costs............................................      39.0       51.0      (20.0)
       Amortization of value of business acquired............................................      20.1       25.3       52.9
       Capitalized deferred acquisition costs................................................     (85.0)    (198.2)    (222.4)
       Depreciation and amortization.........................................................       8.7        5.9        2.5
       (Increase) decrease in accrued investment income......................................      (6.2)       3.7       (5.3)
       Decrease (increase) other assets and other liabilities, net...........................      10.3       86.0        6.6
       Increase in policy liabilities and accruals, net......................................     109.4      141.7      216.4
       Increase in deferred income tax liability.............................................      15.5       46.8       97.3
                                                                                              ---------  ---------  ---------
       Net cash provided by operating activities.............................................     312.6      346.9      312.7

Cash flows used in investing activities:
   Sales of:.................................................................................
       Fixed maturities......................................................................     463.4      865.0      589.8
       Equity securities.....................................................................     149.4        6.0      200.2
       Real estate...........................................................................        --        0.1        1.1
       Other invested assets.................................................................      38.7      224.0      118.5
   Maturities, prepayments and scheduled redemptions of:.....................................
       Fixed maturities......................................................................     144.0       97.6      163.8
       Mortgage loans on real estate.........................................................     201.9      169.2      185.5
   Purchases of:.............................................................................
       Fixed maturities......................................................................  (1,001.3)  (1,409.5)  (1,047.0)
       Equity securities.....................................................................      (4.2)    (110.5)    (141.3)
       Real estate...........................................................................      (1.4)     (99.7)    (151.6)
       Other invested assets.................................................................     (54.1)     (83.1)     (29.2)
   Mortgage loans on real estate issued......................................................    (180.5)     (94.2)    (272.5)
   FSP No. FAS 13-2 transition adjustment....................................................     (15.3)        --         --
   Other, net................................................................................       3.5      (18.6)     (32.8)
                                                                                              ---------  ---------  ---------
       Net cash used in investing activities................................................. $  (255.9) $  (453.7) $  (415.5)

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                            Years Ended December 31,
                                                                           -------------------------
                                                                             2007     2006     2005
                                                                           -------  -------- --------
                                                                                    Restated Restated
                                                                                 (in millions)
Cash flows from financing activities:
   Dividends paid to Parent............................................... $(150.0) $ (95.0) $(175.0)
   Universal life and investment-type contract deposits...................   366.4    769.4    827.0
   Universal life and investment-type contract maturities and withdrawals.  (382.2)  (777.7)  (715.0)
   Net transfers to separate accounts from policyholders..................    28.5    246.7    270.5
                                                                           -------  -------  -------
   Net cash (used in) provided by financing activities....................  (137.3)   143.4    207.5
                                                                           -------  -------  -------
   Net (decrease) increase in cash and cash equivalents...................   (80.6)    36.6    104.7

Cash and cash equivalents at beginning of year............................   265.5    228.9    124.2
                                                                           -------  -------  -------
Cash and cash equivalents at end of year.................................. $ 184.9  $ 265.5  $ 228.9
                                                                           =======  =======  =======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 - Summary of Significant Accounting Policies

Business

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent) which is in turn a subsidiary of John Hancock Financial Services, Inc. (JHFS). Since April 28, 2004, the Company and John Hancock all operate as subsidiaries of Manulife Financial Corporation (Manulife) as a result of the merger. The "John Hancock" name is Manulife's primary U.S. brand.

The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies are primarily marketed through John Hancock's sales organization, which includes a career agency system composed of independent general agencies, supported by John Hancock, and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with US generally accepted accounting principles which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Manulife Insurance Company. All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. Other entities in which the Company has a less than controlling financial interest, whether variable interest entities (VIEs) or not, are accounted for under guidance appropriate to each relationship, whether the Company invests in their debt or equity securities, or performs other transactions with them or provides services for them.

Restatements

The accompanying financial statements and footnote disclosures have been restated as of December 31, 2006 and for the years ended December 31, 2006 and 2005. These restatements resulted in an increase in net income for the year ended December 31, 2006 of $3.3 million and a decrease in net income for the year ended December 31, 2005 of $11.6 million. Total shareholder's equity decreased by $35.7 million, $39.0 million and $27.4 million as of December 31, 2006, December 31, 2005 and January 1, 2005, respectively. There were four material items included in the restatements as described below.

The non-traditional life products' deferred policy acquisition cost amortization did not properly include premium taxes in the determination of adjusted gross profits. The correction of the modeling error resulted in lower amortization expense and an increase in net income of $10.7 million and $7.1 million for the years ended December 31, 2006 and 2005, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of post-1993 issues of flexible premium variable life policies. An error in the calculation of the components of this treaty resulted in a decrease in net income of $1.2 million and $3.1 million for the years December 31, 2006 and 2005, respectively, and a decrease in shareholder's equity of $6.0 million as of January 1, 2005.

For certain investments, the amounts per the general ledger did not agree to the underlying investment valuation model resulting in an overstatement of those assets on the financial statements. The financial statements have been restated to reflect the after-tax decrease in net investment income of $9.7 million for the year ended December 31, 2005, and a decrease in shareholder's equity of $6.5 million as of January 1, 2005.

Federal tax deficiency liabilities and provisions attributable to the Company had historically been recorded by John Hancock. The Company's financial statements have been restated to include those liabilities and provisions and which decreased net income by $7.2 million and $4.5 million in the years ended December 31, 2006 and 2005, respectively, and decreased shareholder's equity by $18.3 million as of January 1, 2005.

Other adjustments not specifically discussed above, but included in the restatements, resulted in an increase in net income for the year ended December 31, 2006 of $1.0 million and a decrease in net income for the year ended December 31, 2005 of $1.4 million. Total shareholder's equity increased by $3.4 million as of January 1, 2005 for these adjustments.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The following is a summary of the line items impacted by the Restatement for the 2006 Consolidated Balance Sheet and the Consolidated Statement of Income and Changes in Shareholder's Equity for the years ended December 31, 2006 and 2005:

                                                                                   Prior to
                                                                                 Restatement* Adjustments Restated
                                                                                 ------------ ----------- ---------
                                                                                          ($ in millions)
December 31, 2006
Fixed maturities................................................................  $ 4,608.6     $(24.9)   $ 4,583.7
Total investments...............................................................    6,691.6      (24.9)     6,666.7
Deferred policy acquisition costs...............................................      472.3       27.4        499.7
Other assets....................................................................       35.8        3.9         39.7
Total assets....................................................................   17,955.4        6.4     17,961.8
Unearned revenue................................................................      163.6      (30.2)       133.4
Deferred income tax liability...................................................      463.4      (11.4)       452.0
Other liabilities...............................................................      113.4       83.7        197.1
Total liabilities...............................................................   15,821.7       42.1     15,863.8
Retained earnings...............................................................      119.2      (35.7)        83.5
Total shareholder's equity......................................................    2,133.7      (35.7)     2,098.0
Total liabilities and shareholder's equity......................................   17,955.4        6.4     17,961.8
                                                                                  ---------     ------    ---------
December 31, 2005
Retained earnings...............................................................       76.8      (39.0)        37.8
Total shareholder's equity......................................................    2,083.6      (39.0)     2,044.6
                                                                                  ---------     ------    ---------
January 1, 2005
Retained earnings...............................................................       97.0      (27.4)        69.6
Total shareholder's equity......................................................    2,110.3      (27.4)     2,082.9
                                                                                  ---------     ------    ---------
For the year ended December 31, 2006
Premiums........................................................................       84.0      (13.1)        70.9
Universal life and investment-type product charges..............................      140.8       (2.3)       138.5
Investment management revenues, commissions and other fees......................      122.2        2.1        124.3
Total revenue...................................................................      699.0      (13.3)       685.7
Benefits to policyholders.......................................................      264.2      (11.3)       252.9
Other operating costs and expenses..............................................      116.3        8.4        124.7
Amortization of deferred policy acquisition costs and value of business acquired       92.8      (16.5)        76.3
Total benefits and expenses.....................................................      493.7      (19.4)       474.3
Income before income taxes......................................................      205.3        6.1        211.4
Income taxes....................................................................       67.9        2.8         70.7
Net income......................................................................      137.4        3.3        140.7
                                                                                  ---------     ------    ---------
For the year ended December 31, 2005
Premiums........................................................................       80.8       (3.2)        77.6
Universal life and investment-type product charges..............................      128.4       (2.1)       126.3
Net investment income...........................................................      343.3      (14.9)       328.4
Investment management revenues, commissions and other fees......................      113.1        5.6        118.7
Total revenue...................................................................      676.9      (14.6)       662.3
Benefits to policyholders.......................................................      265.7        8.3        274.0
Other operating costs and expenses..............................................      118.6        2.5        121.1
Amortization of deferred policy acquisition costs and value of business acquired       43.8      (10.9)        32.9
Total benefits and expenses.....................................................      447.8       (0.1)       447.7
Income before income taxes......................................................      229.1      (14.5)       214.6
Income taxes....................................................................       74.3       (2.9)        71.4
Net income......................................................................      154.8      (11.6)       143.2

--------
* Certain prior year amounts have been reclassified to conform to the current year presentation.

The Consolidated Statements of Cash Flows were restated as applicable for the items noted above.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 - Summary of Significant Accounting Policies - (continued)


Investments

The Company classifies its fixed maturity securities as available-for-sale, and records these securities at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and deferred taxes. Interest income is generally recorded on an accrual basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in net investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment gains (losses). The Company records as its carrying value the net investment of the leveraged leases calculated by accruing income at the lease's expected internal rate of return in accordance with the Statement of Financial Accounting Standard No. 13, Accounting for Leases.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized gains and losses are reflected in shareholder's equity, as described above for fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-term investments, which include investments with maturities when purchased greater than 90 days and less than one year, are carried at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are reported on the specific identification method.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 - Summary of Significant Accounting Policies - (continued)


Derivative Financial Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates and equity market prices, and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company's Consolidated Balance Sheets at fair value.

In certain cases, the Company uses hedge accounting by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments as well as the offsetting changes in fair value of the hedged items are recorded in net realized investment and other gains (losses). For fair value hedges, when the derivative has been terminated, a final fair value change is recorded in net realized investment and other gains (losses), as well as the offsetting changes in fair value for the hedged item. At maturity, expiration or sale of the hedged item, a final fair value change for the hedged item is recorded in net realized investment and other gains (losses), as well as offsetting changes in fair value for the derivative. Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the balance remaining in accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into net investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Deferred Policy Acquisition Costs (DAC)

Deferred Acquisition Costs are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. Similarly, any amounts assessed as initiation fees, or front-end loads, are recorded as unearned revenue. For non-participating term life insurance products, such costs are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For participating traditional life insurance policies, such costs are amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance policies and investment-type products, such costs and unearned revenues are being amortized generally in proportion to the change in the present value of expected gross profits arising principally from surrender charges, investment results and mortality and expense margins. The Company tests the recoverability of its DAC quarterly with a model that uses data such as market performance, lapse rates and expense levels. As of December 31, 2007 and 2006, the Company's DAC was deemed recoverable.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 - Summary of Significant Accounting Policies - (continued)


In the development of expected gross profits, the Company is required to estimate the growth in the policyholder account balances upon which certain asset based fees are charged. In doing so, the Company assumes that, over the long term, account balances will grow from investment performance. The rate of growth takes into account the current fixed income/equity mix of account balances as well as historical fixed income and equity investment returns. The Company also assumes that historical variances from the long-term rate of investment return will reverse over the next fifteen year period. The resulting rates for the next fifteen years are reviewed for reasonableness, and they are raised or lowered if they produce an annual growth rate that the Company believes to be unreasonable.

When DAC and unearned revenue are amortized in proportion to estimated gross profits, the effects on the amortization of DAC and unearned revenues of revisions to estimated gross margins and profits are reflected in earnings in the period such revisions are made. Expected gross profits or expected gross margins are discounted at periodically revised interest rates and are applied to the remaining benefit period.

Amortization of DAC is allocated to: (1) a separate component of total benefits and expenses to reflect amortization related to the gross margins or profits relating to policies and contracts in force; and (2) unrealized investment gains and losses, net of tax, to provide for the effect on the DAC asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Statements of Income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Goodwill and Other Intangible Assets.

In JHFS' merger with Manulife, the Company de-recognized its intangible assets which consisted of value of business acquired (VOBA). Also in the merger, the Company recognized new non-amortizable intangible assets including goodwill and brand name, and recognized new amortizable intangible assets including VOBA and distribution networks.

Unamortizable assets include goodwill and brand name. Goodwill is the excess of the cost to Manulife over the fair value of the Company's identifiable net assets acquired by Manulife. Brand name is the fair value of the Company's trademark and trade name acquired by Manulife.

Amortizable assets include VOBA and distribution networks. VOBA is the present value of estimated future profits of insurance policies in force related to businesses acquired by Manulife. VOBA had weighted average lives ranging from 6 to 17 years for various insurance businesses at the date of the merger. Distribution networks are values assigned to the Company's networks of sales agents and producers responsible for procuring business acquired by Manulife. Distribution networks had weighted average lives of 22 years at the date of the merger.

The Company tests non-amortizing assets for impairment on an annual basis, and also in response to any events which suggest that these assets may be impaired (triggering events.) Amortizable intangible assets are tested only in response to triggering events. VOBA and the Company's other intangible assets are evaluated for impairment by comparing their fair values to their current carrying values whenever they are tested. Impairments are recorded whenever an asset's fair value is deemed to be less than its carrying value. No impairment was indicated as a result of testing performed in 2007 or 2006.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 - Summary of Significant Accounting Policies - (continued)


Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of return. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment and other gains (losses) and the related liability changes of separate accounts are offset within the same line in the Consolidated Statements of Income. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders' Funds

Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.5%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.3% to 6.3% for life insurance liabilities, and from 3.0% to 6.9% for individual annuity liabilities.

Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges, additional reserves established to adjust for lower market interest rates as of the merger date, and additional reserves established on certain guarantees offered in certain variable annuity products. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Policy benefits charged to expense also include the change in the additional reserve for fair value adjustments as of the merger date and certain guarantees offered in certain investment type products. Interest crediting rates range from 4.0% to 5.8% for universal life products.

Participating Insurance

Participating business represents approximately 2.6% of the Company's life insurance in-force at December 31, 2007 and 2006.

The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors.

The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 - Summary of Significant Accounting Policies - (continued)


Revenue Recognition

Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship with insurance in force or, for annuities, the amount of expected future benefit payments.

Federal Income Taxes

The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Recent Accounting Pronouncements

   FASB Staff Position Fin No. 39-1, Amendment of Offsetting of Amounts Related to Certain Contracts (FSP FIN 39-1)

In April 2007, the FASB Staff Position issued FSP FIN 39-1 to amend the reporting standards for offsetting amounts related to derivative instruments with the same counterparty. FSP FIN 39-1 specifies that an entity that has in the past elected to offset fair value of derivative assets and liabilities may change its policy election. The Company early adopted FSP FIN 39-1 in the quarter ended December 31, 2007, changing its accounting policy from net to gross balance sheet presentation of offsetting derivative balances with the same counterparty. This accounting policy change was applied retrospectively to all periods presented, resulting in an increase of derivative assets equally offset by an increase of derivative liabilities at December 31, 2007 and 2006 of $2.5 million and $0.0 million, respectively.

   Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (SFAS 159)

In February 2007, the FASB issued SFAS 159. SFAS 159's objective is to enable companies to mitigate that earnings volatility which is caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e. to some but not all similar financial assets or liabilities.

SFAS 159 will be effective for the Company's financial statements beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact adoption of SFAS 159 will have on its consolidated financial position and results of operations.

   Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157)

In September 2006, the FASB issued SFAS 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted trade prices in active markets and the lowest priority to market-unobservable data. It requires enhanced disclosure of fair value measurements including tabular disclosure by level of fair valued assets and liabilities within the hierarchy and tabular presentation of continuity within the period of those fair valued items valued using the lowest hierarchy level.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 1 - Summary of Significant Accounting Policies - (continued)


SFAS 157 will be effective for the Company beginning January 1, 2008 and will then be prospectively applicable. The Company expects that the adoption of SFAS 157 could have a material effect on its consolidated financial position and results of operations. The Company is currently assessing the impact of adoption.

   FASB Staff Position FAS13-2 Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction (FSP FAS13-2).

The FASB staff released FSP FAS13-2 in September 2006. FSP FAS13-2 requires that changes in the projected timing of cash flows relating to income taxes generated by a leveraged lease be considered triggers requiring recalculation of the rate of return and allocation of lease income from the inception of the lease, with gain or loss recognition of any resulting change. Prior to this amendment, only changes to lease assumptions which affected the total amount of estimate net income were considered to be such triggers.

FSP FAS13-2 was effective for the Company's financial statements beginning January 1, 2007 and cannot be retrospectively applied. Adoption of FSP No. FAS 13-2 resulted in a charge to opening retained earnings at January 1, 2007 of $15.3 million.

   FAS Financial Interpretation 48; Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109 (FIN 48)

In June 2006, the FASB issued FIN 48. FIN 48 prescribes a recognition and measurement model for impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN 48 was effective for the Company's consolidated financial statements beginning January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 consolidated retained earnings. Adoption of FIN 48 had no material impact on the Company's consolidated financial position at December 31, 2007 and consolidated results of operations for the year ended December 31, 2007.

   AICPA Statement of Position 05-1- "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1)

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged off to expense.

SOP 05-1 was effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-01 as of January 1, 2007, there was no impact to the Company's consolidated financial position or results of operations.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 - Related Party Transactions

John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's balance sheet may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity. The parent company service fee is included in the Company's financial statements in deferred acquisition costs on the Company's Consolidated Balance Sheets, as an investment expense in net investment income and in other operating costs and expenses within the Company's Consolidated Statements of Income. John Hancock charged the Company service fees of $52.2 million, $80.0 million, and $95.9 million for the years ended December 31, 2007, 2006 and 2005, respectively. As of December 31, 2007 and 2006, respectively, the Company owed John Hancock $12.0 million and $145.4 million related to these services. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were an expense of $10.5 million, $6.8 million, and $17.3 million in 2007, 2006 and 2005, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of post-1993 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. This agreement increased the Company's income before income taxes by $4.7 million and $4.7 million (restated) for the years ended December 31, 2007 and 2006, respectively and decreased the Company's income before income taxes by $6.2 million (restated) for the year ended December 31, 2005.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. This agreement was recaptured as of September 30, 2006. This agreement decreased the Company's income before income taxes by $1.4 million for the period from January 1, 2006 through September 30, 2006 and the recapture of the agreement decreased the Company's 2006 income before income taxes by an additional $3.6 million. This agreement decreased the Company's income before income taxes by $2.0 million for the year ended December 31, 2005.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of an agreed upon attachment point for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and $0.8 million from the Company for the years ended December 31, 2006 and 2005. This agreement decreased the Company's income before income taxes by $0.8 million and $0.8 million for the years ended December 31, 2006 and 2005. The Company and John Hancock terminated this reinsurance agreement effective January 1, 2007.

Effective January 1, 2004, the Company entered into a coinsurance funds withheld reinsurance agreement with John Hancock Reassurance Co Ltd. This agreement was amended and restated, effective April 1, 2007, in order to clarify the wording. The risks reinsured under this Agreement are the death benefits that result from the no-lapse guarantee present in the single life and joint life Protection Universal Life Insurance Policies. The Company entered into this Agreement to facilitate the capital management process. Premiums ceded were $0.0 million and $0.2 million for the years ended December 31, 2007 and 2006, respectively. The reinsurance recoverable was $39.8 million and $37.7 million at December 31, 2007 and 2006, respectively.

Effective December 31, 2000, the Company entered into a reinsurance treaty to cede 50% net of third party reinsurance of its level term policies to John Hancock. Effective October 1, 2007, under an amended and restated agreement, the treaty became a coinsurance funds withheld reinsurance agreement. On the same date, as mutually agreed upon by John Hancock, an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), and the Company, the treaty was transferred and assigned to MRBL. The reinsurance agreement does not meet the risk transfer definition for U.S. GAAP reporting purposes, as it has been structured so that, under normal economic conditions, the reinsurer is not likely to recognize a significant loss. Only the expense and risk charge is recognized in income. This agreement decreased the Company's income before income taxes by $1.3 million, $1.3 million and $1.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 2 - Related Party Transactions (continued)


Effective December 31, 2002, the Company entered into a coinsurance funds withheld treaty with JHRECo to cede 50% net of third party reinsurance of its level term policies. Effective October 1, 2007, the treaty was amended to clarify wording and eliminate ambiguities. The reinsurance agreement does not meet the risk transfer definition for U.S. GAAP reporting purposes, as it has been structured so that, under normal economic conditions, the reinsurer is not likely to recognize a significant loss. Only the expense and risk charge is recognized in income. This agreement decreased the Company's income before income taxes by $1.1 million, $1.0 million and $0.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company sells deferred annuity contracts that feature a market value adjustment that are registered with the SEC. The deferred annuity contracts contain variable investment options and fixed investment period options. The fixed investment period options enable the participant to invest fixed amounts of money for fixed terms at fixed interest rates, subject to a market value adjustment if the participant desires to terminate a fixed investment period before its maturity date. The annuity contract provides for the market value adjustment to keep parties whole with respect to the fixed interest bargain for the entire fixed investment period. The Company refers to these fixed investment period options that contain a market value adjustment feature as "MVAs."

On December 30, 2002, JHFS fully and unconditionally guaranteed the Company's obligation to pay amounts due under any MVA that was outstanding on or following such date on transfer, withdrawal, surrender, maturity or annuitization of such MVA. On June 29, 2005, Manulife provided a similar guarantee, both with respect to MVAs outstanding at that time and to those to be issued subsequently. JHFS will continue to guarantee MVAs that were outstanding before June 29, 2005, and JHFS and Manulife will be jointly and severally liable under such guarantees. However, JHFS will not guarantee MVAs issued on or after June 29, 2005.

Manulife's guarantee of the MVAs is an unsecured obligation of Manulife, and is subordinated in the right of payment to the prior payment in full of all other obligations of Manulife, except for other guarantees or obligations of Manulife which by their terms are designated as ranking equally in right of payment with or subordinate to Manulife's guarantee of the MVAs. The Company ceased filing quarterly and annual reports with the SEC pursuant to SEC Rule 12h-5 in 2003 and JHFS reported condensed consolidating financial information regarding the Company in JHFS' quarterly and annual reports from 2003 to May 2005. Manulife now reports condensed consolidating financial information regarding the Company in Manulife's quarterly and annual reports.

The Company participates in a liquidity pool of its affiliate John Hancock Life Insurance Company (U.S.A.) as set forth in the terms of the Liquidity Pool and Loan Facility Agreements. The Company had $120.4 million and $252.7 million invested in this pool at December 31, 2007 and 2006, respectively. The Company can improve the investment return on their excess cash through participation in this Liquidity Pool.

At December 31, 2007 and 2006, the Company had a $250.0 million line of credit with JHFS. At December 31, 2007 and 2006, the Company had no outstanding borrowings under this agreement.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3 -- Investments

The following information summarizes the components of net investment income and net realized investment gains (losses):

                                                                    Years Ended December 31,
                                                                    ----------------------
                                                                     2007     2006    2005
                                                                    ------   ------  ------
                                                                         (in millions)
Net Investment Income
   Fixed maturities - Restated..................................... $276.8   $265.3  $233.1
   Equity securities...............................................     --      4.6     1.5
   Mortgage loans on real estate...................................   57.7     60.1    54.9
   Real estate.....................................................   12.4     10.5     4.5
   Policy loans....................................................   22.9     20.0    21.3
   Short-term investments..........................................   19.4      8.5     4.4
   Other...........................................................   (6.5)     4.5    17.6
                                                                    ------   ------  ------
   Gross investment income - Restated..............................  382.7    373.5   337.3
       Less investment expenses....................................   15.1     15.3     8.9
                                                                    ------   ------  ------
Net investment income - Restated................................... $367.6   $358.2  $328.4
                                                                    ======   ======  ======
Net realized investment and other gains (losses)
   Fixed maturities................................................ $ (6.4)  $  1.3  $ (1.5)
   Equity securities...............................................   17.6      0.8     1.9
   Mortgage loans on real estate and real estate to be disposed of.   (0.9)     4.0     0.8
   Derivatives and other invested assets...........................   (6.2)   (12.3)    9.8
                                                                    ------   ------  ------
Net realized investment and other gains (losses)................... $  4.1   $ (6.2) $ 11.0
                                                                    ======   ======  ======

Gross gains were realized on the sale of available-for-sale securities of $25.2 million, $20.4 million, and $16.3 million for the years ended December 31, 2007, 2006, and 2005, respectively. Gross losses were realized on the sale of available-for-sale securities of $3.1 million, $14.7 million, and $9.2 million for the years ended December 31, 2007, 2006, and 2005, respectively. In addition, other-than-temporary impairments on available for sale securities of $20.0 million, $9.1 million, and $6.0 million for the years ended December 31, 2007, 2006, and 2005, respectively were recognized in the Consolidated Statements of Income.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3 -- Investments (continued)


The Company's investments in fixed maturities and equity securities are summarized below for the years indicated:

                                                                                            December 31, 2007
                                                                             -----------------------------------------------
                                                                                              Gross      Gross
                                                                                            Unrealized Unrealized
                                                                             Amortized Cost   Gains      Losses   Fair Value
                                                                             -------------- ---------- ---------- ----------
                                                                                              (in millions)
Available-for-Sale:
Corporate securities........................................................    $4,129.2      $44.4      $(44.6)   $4,129.0
Asset-backed and mortgage-backed securities.................................       810.9        6.3       (10.3)      806.9
Obligations of states and political subdivisions............................         9.2         --          --         9.2
U.S. Treasury securities and obligations of U.S. government corporations and
  agencies..................................................................        21.9        0.5          --        22.4
                                                                                --------      -----      ------    --------
Total fixed maturities......................................................     4,971.2       51.2       (54.9)    4,967.5
Equity securities available-for-sale........................................         2.3        2.4        (0.2)        4.5
                                                                                --------      -----      ------    --------
Total fixed maturities and equity securities................................    $4,973.5      $53.6      $(55.1)   $4,972.0
                                                                                ========      =====      ======    ========

                                                                                            December 31, 2006
                                                                             -----------------------------------------------
                                                                                              Gross      Gross
                                                                                            Unrealized Unrealized
                                                                             Amortized Cost   Gains      Losses   Fair Value
                                                                             -------------- ---------- ---------- ----------
                                                                                              (in millions)
Available-for-Sale:
Corporate securities - Restated.............................................    $3,710.7      $20.3      $(46.6)   $3,684.4
Asset-backed and mortgage-backed securities.................................       866.5        4.7       (11.5)      859.7
Obligations of states and political subdivisions............................         2.3         --          --         2.3
U.S. Treasury securities and obligations of U.S. government corporations and
  agencies..................................................................        37.2        0.1          --        37.3
                                                                                --------      -----      ------    --------
Total fixed maturities - Restated...........................................     4,616.7       25.1       (58.1)    4,583.7
Equity securities available-for-sale........................................       109.7       13.0        (0.3)      122.4
                                                                                --------      -----      ------    --------
Total fixed maturities and equity securities - Restated.....................    $4,726.4      $38.1      $(58.4)   $4,706.1
                                                                                ========      =====      ======    ========

The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below:

                                                 Amortized Cost Fair Value
                                                 -------------- ----------
                                                       (in millions)
     Available-for-Sale:........................
     Due in one year or less....................    $  270.8     $  271.0
     Due after one year through five years......     1,673.7      1,686.6
     Due after five years through ten years.....     1,221.5      1,214.1
     Due after ten years........................       994.3        988.9
                                                    --------     --------
                                                     4,160.3      4,160.6
     Asset-backed and mortgage-backed securities       810.9        806.9
                                                    --------     --------
     Total......................................    $4,971.2     $4,967.5
                                                    ========     ========

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3 -- Investments - (continued)


As of December 31, 2007 and 2006, fixed maturity securities with a fair value of $18.4 million and $18.5 million were on deposit with government authorities as required by law.

Available-for-sale securities with amortized cost of $2.4 million and $3.2 million were non-income producing for the years ended December 31, 2007 and 2006, respectively.

Depreciation expense on investment real estate was $5.4 million, $3.3 million, and $0.7 million in 2007, 2006, and 2005, respectively. Accumulated depreciation was $11.3 million and $5.9 million at December 31, 2007 and 2006, respectively.

Analysis of unrealized losses on fixed maturity securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation, government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, the Manulife Loan Review Committee, a Credit Committee sub-committee, reviews at-risk securities, including where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. This committee, which includes Manulife's Chief Financial Officer, Chief Risk Officer and Chief Investment Officer, meets with the head of workouts, the head of each industry team and the head of portfolio management. The review focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. Results of this review are approved by Manulife's Credit Committee.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;
(2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments; and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of the other-than-temporary impairment charges.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3 -- Investments - (continued)


As of December 31, 2007 and 2006, there were 839 and 977 fixed maturity securities with an aggregate gross unrealized loss of $54.9 million and $58.1 million, of which the single largest unrealized loss was $1.6 million and $1.3 million as of December 31, 2007 and 2006, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover in value or mature.

As of December 31, 2007 and 2006 there were 3 and 4 equity securities with an aggregate gross unrealized loss of $0.2 million and $0.3 million, of which the single largest unrealized loss was $0.2 million and $0.3 million as of December 31, 2007 and 2006 respectively. The Company anticipates that these equity securities will recover in value.

           Unrealized Losses on Fixed Maturity and Equity Securities

                                                             As of December 31, 2007
                               -----------------------------------------------------------------------------------
                                  Less than 12 months             12 months or more                  Total
                               -------------------------      -------------------------    -------------------------
                               Carrying Value                 Carrying Value               Carrying Value
                                of Securities                  of Securities                of Securities
                                 with Gross    Unrealized       with Gross    Unrealized     with Gross    Unrealized
Description of securities:     Unrealized Loss   Losses       Unrealized Loss   Losses     Unrealized Loss   Losses
--------------------------     --------------- ----------     --------------- ----------   --------------- ----------
Federal agency mortgage backed
  securities..................     $ 89.8        $ (1.7)         $  311.3       $ (8.6)       $  401.1       $(10.3)
Corporate bonds...............      600.4         (13.8)          1,055.7        (30.8)        1,656.1        (44.6)
                                   ------        ------          --------       ------        --------       ------
   Total, debt securities.....      690.2         (15.5)          1,367.0        (39.4)        2,057.2        (54.9)
Common stocks.................        1.5          (0.2)               --           --             1.5         (0.2)
                                   ------        ------          --------       ------        --------       ------
   Total......................     $691.7        $(15.7)         $1,367.0       $(39.4)       $2,058.7       $(55.1)
                                   ======        ======          ========       ======        ========       ======

                                                                 As of December 31, 2006
                                   -----------------------------------------------------------------------------------
                                      Less than 12 months             12 months or more                  Total
                                   -------------------------      -------------------------    -------------------------
                                   Carrying Value                 Carrying Value               Carrying Value
                                    of Securities                  of Securities                of Securities
                                     with Gross    Unrealized       with Gross    Unrealized     with Gross    Unrealized
Description of securities:         Unrealized Loss   Losses       Unrealized Loss   Losses     Unrealized Loss   Losses
--------------------------         --------------- ----------     --------------- ----------   --------------- ----------
US Treasury obligations and direct
  obligations of U.S. government
  agencies........................     $ 11.3        $   --          $    3.0       $   --        $   14.3       $   --
Federal agency mortgage backed
  securities......................       99.3          (0.9)            467.9        (10.6)          567.2        (11.5)
Corporate bonds...................      760.7         (11.3)          1,563.9        (35.3)        2,324.6        (46.6)
                                       ------        ------          --------       ------        --------       ------
   Total, debt securities.........      871.3         (12.2)          2,034.8        (45.9)        2,906.1        (58.1)
Common stocks.....................        1.6            --               1.3         (0.3)            2.9         (0.3)
                                       ------        ------          --------       ------        --------       ------
   Total..........................     $872.9        $(12.2)         $2,036.1       $(46.2)       $2,909.0       $(58.4)
                                       ======        ======          ========       ======        ========       ======

Gross unrealized losses above include unrealized losses from hedging adjustments. Gross unrealized losses from hedging adjustments represent the amount of the unrealized loss that results from the security being designated as a hedged item in a fair value hedge. When a security is so designated, its cost basis is adjusted in response to movements in interest rates. These adjustments, which are non-cash and reverse over time as the assets and derivatives mature, impact the amount of unrealized loss on a security. The remaining portion of the gross unrealized loss represents the impact of interest rates on the non-hedged portion of the portfolio and unrealized losses due to creditworthiness on the total fixed maturity portfolio.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3 -- Investments - (continued)


At December 31, 2007 and 2006, the fixed maturity securities had a total gross unrealized loss of $66.6 million, and $62.5 million, respectively, excluding basis adjustments related to hedging relationships. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies' statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade fixed maturity securities increased to $6.6 million at December 31, 2007 from $3.4 million at December 31, 2006 primarily due to interest rate changes.

Mortgage loans on real estate

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired mortgage loans that may be susceptible to significant change. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the fair value of the collateral at the date of foreclosure, which establishes a new cost basis.

Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below:

                                    Balance at                      Balance at
                                    Beginning                         End of
                                    of Period  Additions Deductions   Period
                                    ---------- --------- ---------- ----------
                                                  (in millions)
  Year ended December 31, 2007.....
     Mortgage loans on real estate.    $2.8      $1.5       $2.3       $2.0
                                       ----      ----       ----       ----
  Total............................    $2.8      $1.5       $2.3       $2.0
                                       ====      ====       ====       ====
  Year ended December 31, 2006.....
     Mortgage loans on real estate.    $4.0      $1.4       $2.6       $2.8
                                       ----      ----       ----       ----
  Total............................    $4.0      $1.4       $2.6       $2.8
                                       ====      ====       ====       ====
  Years ended December 31, 2005....
     Mortgage loans on real estate.    $3.3      $2.8       $2.1       $4.0
                                       ----      ----       ----       ----
  Total............................    $3.3      $2.8       $2.1       $4.0
                                       ====      ====       ====       ====

At December 31, 2007 and 2006, the total recorded investment in mortgage loans considered to be impaired along with the related provision for losses were as follows:

                                                                  December 31,
                                                                  ------------
                                                                   2007   2006
                                                                  -----  -----
                                                                  (in millions)
 Impaired mortgage loans on real estate with provision for losses $ 3.0  $ 7.4
 Provision for losses............................................  (2.0)  (2.8)
                                                                  -----  -----
 Net impaired mortgage loans on real estate...................... $ 1.0  $ 4.6
                                                                  =====  =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 3 -- Investments - (continued)


The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2007    2006     2005
                                                       ----     -----    -----
                                                        (in millions)
         Average recorded investment in impaired loans $5.2    $10.4    $12.5
         Interest income recognized on impaired loans. $ --    $  --    $ 0.4

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

Restructured mortgage loans aggregated $0.0 million and $1.1 million as of December 31, 2007 and 2006, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                     Years Ended December 31,
                                     ------------------------
                                     2007     2006    2005
                                     ----     ----    ----
                                     (in millions)
                            Expected $0.1     $0.1    $0.4
                            Actual..  0.1      0.1     0.2

At December 31, 2007, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

     Collateral             Carrying    Geographic             Carrying
     Property Type           Amount     Concentration           Amount
     -------------------- ------------- -------------------- -------------
                          (in millions)                      (in millions)
     Apartments..........   $  176.0    East North Central..   $   92.6
     Hotels..............        5.3    East South Central..       43.3
     Industrial..........      135.8    Middle Atlantic.....      115.2
     Office buildings....      140.5    Mountain............       74.2
     Retail..............      291.2    New England.........       78.4
     Mixed use...........       51.1    Pacific.............      285.2
     Agricultural........      184.3    South Atlantic......      203.0
     Other...............       49.5    West North Central..       20.3
                                        West South Central..      120.6
                                        Canada/Other........        0.9

     Allowance for losses       (2.0)   Allowance for losses       (2.0)
                            --------                           --------
     Total...............   $1,031.7    Total...............   $1,031.7
                            ========                           ========

Mortgage loans with outstanding principal balances of $3.2 million were non-income producing at December 31, 2007. There was no non-income producing real estate at December 31, 2007.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4 - Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2007 and 2006 was $2.5 million and $0.0 million and appears on the Consolidated Balance Sheets in other assets. The fair value of derivative instruments classified as other liabilities at December 31, 2007 and 2006 was $47.0 million and $20.9 million and appears on the Consolidated Balance Sheets in other liabilities.

The Company adopted FASB Derivative Implementation Group Issue No. B36-Embedded
Derivatives: Modified Coinsurance Arrangement and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligator under Those Instruments ("DIG B36") and determined that certain of its reinsurance contracts contained embedded derivatives. In accordance with DIG B36, the Company bifurcated each of the contracts into its debt host and embedded derivative (total return swap) and recorded the embedded derivative at fair value on the balance sheet with charges in fair value recorded in net income. In the case of the Company, DIG B36 results in the establishment of derivative liabilities based on the fair value of all the underlying assets of the respective contracts, including both the assets recorded at amortized cost and the assets recorded at fair value on the Consolidated Balance Sheet. The fair value of derivative instruments, identified as embedded derivatives in modified coinsurance agreements pursuant to DIG B36, are classified as liabilities and appear on the Company's Consolidated Balance Sheets in other liabilities at December 31, 2007 and 2006 were $25.2 million and $17.8 million, respectively.

Fair Value Hedges

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

The Company enters into purchased interest rate cap agreements and interest rate floor agreements to manage the interest rate exposure of options that are embedded in certain assets and liabilities. Purchased interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts earned or expensed on interest rate cap and floor agreements are recorded as an adjustment to net investment income.

Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

The Company recognized a net loss of $4.9 million, and gains of $1.9 million, and $3.3 million related to the ineffective portion of its fair value hedges and no gain or loss related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness for the years ended December 31, 2007, 2006, and 2005, respectively. These amounts are recorded in net realized investment and other gains (losses). In 2007 and 2006, the Company had no hedges of firm commitments.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4 - Derivatives and Hedging Instruments - (continued)


Cash Flow Hedges

The Company also uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will make on certain floating rate fixed income securities. Amounts are reclassified from other comprehensive income as a yield adjustment when the payments are made.

For the period ended December 31, 2007, the Company recognized gains of $0.0 million related to the ineffective portion of its cash flow hedges. For the year ended December 31, 2007, all of the Company's hedged forecast transactions qualified as cash flow hedges.

For the period ended December 31, 2007, $0.0 million was reclassified from other accumulated comprehensive income (loss) to earnings. It is anticipated that approximately $0.0 million will be reclassified from other accumulated comprehensive income (loss) to earnings within the next twelve months. The maximum length for which variable cash flows are hedged is 5.2 years.

For the years ended December 31, 2007, 2006, and 2005, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the year ended December 31, 2007, gains of $0.2 million (net of tax of $0.1 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income (loss), resulting in a balance of ($0.0) million (net of tax of $0.0 million) at December 31, 2007. For the year ended
December 31, 2006 gains of $0.5 million (net of tax of $0.2 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income (loss), resulting in a balance of ($0.2) million (net of tax of $0.2 million) at December 31, 2006.

Derivatives Not Designated as Hedging Instruments

The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, credit default swaps, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses without designating the derivatives as hedging instruments.

For the years ended December 31, 2007 and 2006, the Company recognized net losses of $7.5 million and $3.5 million, respectively, related to derivatives in a non-hedge relationship. These amounts are recorded in net realized investment and other gains and losses.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 4 - Derivatives and Hedging Instruments - (continued)


Outstanding derivative instruments were as follows:

                                                         December 31,
                                        -----------------------------------------------
                                                   2007                    2006
                                        Notional Carrying Fair  Notional Carrying Fair
                                         Amount   Value   Value  Amount   Value   Value
                                        -------- -------- ----- -------- -------- -----
                                                         (in millions)
Assets:
Derivatives:
   Interest rate swap agreements....... $  220.5  $ 2.5   $ 2.5      --      --      --
   Interest rate cap agreements........    150.0     --      --      --      --      --
   Embedded derivatives................      1.5     --      --      --      --      --

Liabilities:
Derivatives:
   Interest rate swap agreements....... $1,022.0  $42.1   $42.1  $441.5   $15.7   $15.7
   Currency rate swap agreements.......     24.0    4.6     4.6    21.0     4.9     4.9
   Foreign exchange forward agreements.      1.0    0.1     0.1     2.0     0.1     0.1
   Credit default swaps................      8.0     --      --    10.3     0.1     0.1
   Embedded derivatives................      9.8    0.2     0.2     9.8     0.1     0.1

Note 5--Income Taxes

The Company participates in the filing of a life/non-life insurance consolidated federal income tax return. The life insurance sub-group includes three domestic life insurance companies (the Company, John Hancock Life Insurance Company and Manulife Insurance Company) and a Bermuda life insurance company (John Hancock Reassurance Company Ltd.) that is treated as a U.S. company for federal income tax purposes. The non-life insurance company sub-group consists of JHFS, John Hancock Subsidiaries LLC and John Hancock International Holdings, Inc.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed on a separate return basis.

The components of income taxes were as follows:

                                              Years Ended December 31,
                                              -----------------------
                                              2007    2006     2005
                                               -----   -----   -----
                                                (in millions)
                Current taxes:
                   Federal -Restated......... $75.8   $23.7   $(8.8)
                   Foreign...................   0.5      --     0.5
                                               -----   -----   -----
                                               76.3    23.7    (8.3)

                Deferred taxes:
                   Federal - Restated........  15.5    47.0    79.7
                                               -----   -----   -----
                Total income taxes - Restated $91.8   $70.7   $71.4
                                               =====   =====   =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5--Income Taxes - (continued)


A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes to consolidated income tax expense charged to operations follows:

                                              Years Ended December 31,
                                              -----------------------
                                               2007     2006    2005
                                               -----   -----   -----
                                                 (in millions)
              Tax at 35% - Restated.......... $94.6    $74.0   $75.1
              Add (deduct):
                 Prior year taxes - Restated.   1.6      2.7     1.0
                 Tax credits.................  (3.2)    (3.1)   (3.1)
                 Foreign taxes...............    --       --     0.4
                 Other - Restated............  (1.2)    (2.9)   (2.0)
                                               -----   -----   -----
              Total income taxes - Restated.. $91.8    $70.7   $71.4
                                               =====   =====   =====

The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                       December 31,
                                                     ----------------
                                                      2007     2006
                                                     ------  --------
                                                             Restated
                                                      (in millions)
          Deferred tax assets:
             Policy reserve adjustments............. $276.2   $261.8
             Other employee benefits................     --      5.7
             Unrealized losses......................     --      6.6
             Deferred acquisition costs.............  (57.3)    40.7
             Other..................................   11.8      3.9
                                                     ------   ------
                 Total deferred tax assets.......... $230.7   $318.7
                                                     ------   ------
          Deferred tax liabilities:
             Lease income...........................   67.0     52.6
             Securities and other investments.......   62.8    115.5
             Value of business acquired.............  519.2    535.6
             Other..................................   44.4     67.0
                                                     ------   ------
                 Total deferred tax liabilities.....  693.4    770.7
                                                     ------   ------
                 Net deferred tax liabilities....... $462.7   $452.0
                                                     ======   ======

At December 31, 2007 and 2006, the Company had no operating loss carry-forwards. The Company believes that it will realize the full benefits of its deferred tax assets.

The Company made income tax payments of $17.7 million in 2007, received income tax refunds of $21.0 million in 2006 and made income tax payments of $38.1 million in 2005.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 5--Income Taxes - (continued)


The Company files income tax returns in U.S. federal jurisdiction and various state jurisdictions. With few exceptions the Company is no longer subject to U.S. federal, state and local or non U.S. income tax examinations by taxing authorities for years before 1996. The Internal Revenue Service (IRS) completed its examinations for years 1996 through 1998 on September 30, 2003, and completed its examinations for years 1999 through 2001 on October 1, 2006. The Company has filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. The IRS commenced an examination of the Company's U.S. income tax returns for years 2002 through 2004 in the first quarter of 2007 that is anticipated to be completed by the end of 2009.

The Company adopted the provisions of FIN 48, on January 1, 2007. In connection with the adoption of FIN 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2007 is as follows:

                                                              Amount of Unrecognized
                                                                Tax Benefits as of
                                                                December 31, 2007
                                                              ----------------------
                                                                  (in millions)
Balance as of January 1, 2007................................         $ 95.0
Additions based on tax positions related to the current year.           14.7
Reductions based on tax positions related to the current year             --
Additions for tax positions of prior years...................            0.2
Reductions for tax positions of prior years..................           (3.5)
                                                                      ------
Balance as of December 31, 2007..............................         $106.4
                                                                      ======

Included in the balance as of December 31, 2007, are $18.2 million of unrecognized benefits that, if recognized, would affect the Company's effective tax rate.

Included in the balance as of December 31, 2007, are $88.2 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to an earlier period.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2007, 2006, and 2005 the Company recognized approximately $9.9 million, $10.1 million, and $3.6 million in interest expense, respectively. The Company had approximately $33.8 million and $23.9 million accrued for interest as of December 31, 2007 and December 31, 2006, respectively. The Company has not recognized any material amounts of penalties during the years ended December 31, 2007, 2006 and 2005.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 6 - Reinsurance

The effect of reinsurance on premiums written and earned was as follows:

                                2007 Premiums   2006 Premiums   2005 Premiums
                               --------------  --------------  --------------
                               Written Earned  Written Earned  Written Earned
                               ------- ------  ------- ------  ------- ------
                                                (in millions)
  Direct...................... $157.0  $157.3  $162.9  $163.0  $174.9  $176.3
  Assumed.....................    0.9     0.9     0.7     0.7     0.2     0.2
  Ceded - Restated............  (99.0)  (99.0)  (92.8)  (92.8)  (98.9)  (98.9)
                               ------  ------  ------  ------  ------  ------
  Net life premiums - Restated $ 58.9  $ 59.2  $ 70.8  $ 70.9  $ 76.2  $ 77.6
                               ======  ======  ======  ======  ======  ======

For the year ended December 31, 2007, 2006, and 2005, benefits to policyholders under life insurance ceded reinsurance contracts were $45.3 million, $33.5 million and $64.5 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Note 7 - Commitments and Contingencies

Commitments. At December 31, 2007, the Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $18.6 million, and $11.5 million, respectively. If funded, loans related to real estate mortgages would be fully collateralized by mortgage properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $30.1 million at December 31, 2007. The majority of these commitments expire in 2008.

Legal Proceedings. The Company is, primarily through its parent John Hancock, regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regularity matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

Note 8 - Shareholder's Equity

Common Stock

The Company has one class of capital stock: common stock of $50 par value with 50,000 shares authorized and outstanding at December 31, 2007 and 2006.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8 - Shareholder's Equity - (continued)


Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years indicated are presented below:

                                                                                                              Net
                                                                                                          Accumulated
                                                                                                Net       Gain (Loss)
                                                                                             Unrealized     on Cash
                                                                                           Gains (Losses) Flow Hedges
                                                                                           -------------- -----------
Balance at January 1, 2005                                                                     $ 33.4           --
Gross unrealized gains (losses) (net of deferred income tax benefit of $30.7 million).....      (57.0)
Reclassification adjustment for gains realized in net income (net of income tax expense of
  $2.5 million)...........................................................................       (4.6)
Adjustment to deferred policy acquisition costs (net of deferred income tax expense of
  $8.7 million)...........................................................................       16.1
                                                                                               ------        -----
Net unrealized gains (losses).............................................................      (45.5)
                                                                                               ------        -----
Net accumulated gains (losses) on cash flow hedges (net of deferred income tax benefit of
  $0.4 million)...........................................................................         --         (0.7)
                                                                                               ------        -----
Balance at December 31, 2005                                                                   $(12.1)       $(0.7)
                                                                                               ======        =====
Gross unrealized gains (losses), (net of deferred income tax expense of $4.4 million).....        8.2           --
Reclassification adjustment for gains realized in net income (net of income tax expense of
  $2.0 million)...........................................................................       (3.7)
Adjustment to deferred policy acquisition costs (net of deferred income tax expense of
  $1.5 million)...........................................................................        2.7           --
                                                                                               ------        -----
Net unrealized gains (losses).............................................................        7.2           --
                                                                                               ------        -----
Net accumulated gains (losses) on cash flow hedges (net of deferred income tax expense
  of $0.2 million)........................................................................         --          0.5
                                                                                               ------        -----
Balance at December 31, 2006                                                                   $ (4.9)       $(0.2)
                                                                                               ======        =====
Gross unrealized gains (losses), (net of deferred income tax expense of $14.3 million)....       26.8
Reclassification adjustment for gains realized in net income (net of income tax expense of
  $7.7 million)...........................................................................      (14.4)
Adjustment to deferred policy acquisition costs (net of deferred income tax benefit of
  $1.4 million)...........................................................................       (2.5)
                                                                                               ------        -----
Net unrealized gains (losses).............................................................        9.9
                                                                                               ------        -----
Net accumulated gains (losses) on cash flow hedges (net of deferred income tax expense
  of $0.0 million)........................................................................         --          0.2
                                                                                               ------        -----
Balance at December 31, 2007                                                                   $  5.0        $  --
                                                                                               ======        =====

                                                                                            Accumulated
                                                                                               Other
                                                                                           Comprehensive
                                                                                           Income (Loss)
                                                                                           -------------
Balance at January 1, 2005                                                                    $ 33.4
Gross unrealized gains (losses) (net of deferred income tax benefit of $30.7 million).....     (57.0)
Reclassification adjustment for gains realized in net income (net of income tax expense of
  $2.5 million)...........................................................................      (4.6)
Adjustment to deferred policy acquisition costs (net of deferred income tax expense of
  $8.7 million)...........................................................................      16.1
                                                                                              ------
Net unrealized gains (losses).............................................................     (45.5)
                                                                                              ------
Net accumulated gains (losses) on cash flow hedges (net of deferred income tax benefit of
  $0.4 million)...........................................................................      (0.7)
                                                                                              ------
Balance at December 31, 2005                                                                  $(12.8)
                                                                                              ======
Gross unrealized gains (losses), (net of deferred income tax expense of $4.4 million).....       8.2
Reclassification adjustment for gains realized in net income (net of income tax expense of
  $2.0 million)...........................................................................      (3.7)
Adjustment to deferred policy acquisition costs (net of deferred income tax expense of
  $1.5 million)...........................................................................       2.7
                                                                                              ------
Net unrealized gains (losses).............................................................       7.2
                                                                                              ------
Net accumulated gains (losses) on cash flow hedges (net of deferred income tax expense
  of $0.2 million)........................................................................       0.5
                                                                                              ------
Balance at December 31, 2006                                                                  $ (5.1)
                                                                                              ======
Gross unrealized gains (losses), (net of deferred income tax expense of $14.3 million)....      26.8
Reclassification adjustment for gains realized in net income (net of income tax expense of
  $7.7 million)...........................................................................     (14.4)
Adjustment to deferred policy acquisition costs (net of deferred income tax benefit of
  $1.4 million)...........................................................................      (2.5)
                                                                                              ------
Net unrealized gains (losses).............................................................       9.9
                                                                                              ------
Net accumulated gains (losses) on cash flow hedges (net of deferred income tax expense
  of $0.0 million)........................................................................       0.2
                                                                                              ------
Balance at December 31, 2007                                                                  $  5.0
                                                                                              ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 8 - Shareholder's Equity - (continued)


Net unrealized investment (losses) gains, included in the Consolidated Balance Sheets as a component of shareholder's equity, are summarized as follows:

                                                                             2007   2006    2005
                                                                            -----  ------  ------
                                                                                (in millions)
Balance, end of year comprises:
   Unrealized investment (losses) gains on:................................
       Fixed maturities.................................................... $(3.7) $(33.0) $(27.2)
       Equity investments..................................................   2.2    12.7     0.1
       Other...............................................................   0.2      --    (0.1)
                                                                            -----  ------  ------
Total......................................................................  (1.3)  (20.3)  (27.2)

Amounts of unrealized investment losses (gains) attributable to:
       Deferred policy acquisition cost and value of business acquired.....   8.9    12.8     8.6
       Deferred federal income taxes.......................................  (2.6)    2.6     6.5
                                                                            -----  ------  ------
Total......................................................................   6.3    15.4    15.1
                                                                            -----  ------  ------
Net unrealized investment (losses) gains................................... $ 5.0  $ (4.9) $(12.1)
                                                                            =====  ======  ======

Statutory Results

The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual has been adopted as a component of prescribed or permitted practices by Massachusetts. The Massachusetts Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices, otherwise known as permitted practices.

At December 31, 2007, 2006 and 2005, there were no permitted practices.

The Company's statutory net income for the year ended December 31, 2007 was $172.9 million (unaudited). The Company's statutory surplus as of December 31, 2007 was $609.9 million (unaudited).

Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9 - Segment Information

The Company operates in the following three business segments: two segments primarily serve retail customers and the third segment is the Corporate Segment. The retail segments are the Protection Segment and the Wealth Management Segment.

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in Note 1-- Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following tables summarize selected financial information by segment for the periods indicated:

                                                                                          Wealth
                                                                            Protection  Management   Corporate Consolidated
                                                                            ---------- ------------- --------- ------------
                                                                                       (in millions)
Year ended December 31, 2007
Revenues:
   Revenue from external customers......................................... $   385.3     $ 19.0       $  --    $   404.3
   Net investment income...................................................     359.3       11.6        (3.3)       367.6
   Net realized investment gains (losses)..................................       6.8       (0.3)       (2.4)         4.1
                                                                            ---------     ------       -----    ---------
   Revenues................................................................ $   751.4     $ 30.3       $(5.7)   $   776.0
                                                                            =========     ======       =====    =========
Net Income:
   Net income.............................................................. $   179.0     $  8.1       $(8.6)   $   178.5
                                                                            =========     ======       =====    =========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.... $    10.5     $ (0.2)      $  --    $    10.3
   Carrying value of investments accounted for by the equity method........     145.4        5.7          --        151.1
   Amortization of deferred policy acquisition costs and value of business
     acquired..............................................................      51.3        7.8          --         59.1
   Income taxes............................................................      90.6        0.5         0.7         91.8
   Segment assets.......................................................... $17,235.7     $920.3       $38.2    $18,194.2

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 9 - Segment Information - (continued)


                                                                                          Wealth
                                                                            Protection  Management   Corporate Consolidated
                                                                            ---------- ------------- --------- ------------
                                                                                       (in millions)
Year ended December 31, 2006
Revenues:
   Revenue from external customers - Restated.............................. $   311.8    $   21.9      $  --    $   333.7
   Net investment income...................................................     348.0        10.1        0.1        358.2
   Net realized investment gains (losses)..................................      (5.9)       (0.1)      (0.2)        (6.2)
                                                                            ---------    --------      -----    ---------
   Revenues - Restated..................................................... $   653.9    $   31.9      $(0.1)   $   685.7
                                                                            =========    ========      =====    =========
Net Income:
   Net income - Restated................................................... $   141.9    $    0.2      $(1.4)   $   140.7
                                                                            =========    ========      =====    =========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.... $    12.7    $     --      $  --    $    12.7
   Carrying value of investments accounted for by the equity method........     138.8         7.5         --        146.3
   Amortization of deferred policy acquisition costs and value of business
     acquired - Restated...................................................      66.9         9.4         --         76.3
   Income taxes - Restated.................................................      71.4        (0.2)      (0.5)        70.7
   Segment assets - Restated............................................... $16,897.2    $1,041.1      $23.5    $17,961.8

                                                                                          Wealth
                                                                            Protection  Management   Corporate Consolidated
                                                                            ---------- ------------- --------- ------------
                                                                                       (in millions)
Year ended December 31, 2005
Revenues:
   Revenue from external customers - Restated.............................. $   294.1    $   28.8      $  --    $   322.9
   Net investment income - Restated........................................     315.9        13.5       (1.0)       328.4
   Net realized investment gains (losses)..................................       9.9         1.3       (0.2)        11.0
                                                                            ---------    --------      -----    ---------
   Revenues - Restated..................................................... $   619.9    $   43.6       (1.2)   $   662.3
                                                                            =========    ========      =====    =========
Net Income:
   Net income - Restated................................................... $   136.5    $    9.0      $(2.3)   $   143.2
                                                                            =========    ========      =====    =========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method.... $    27.8    $    0.6         --    $    28.4
   Carrying value of investments accounted for by the equity method........     243.5        12.7         --        256.2
   Amortization of deferred policy acquisition costs and value of business
     acquired - Restated...................................................      23.8         9.1         --         32.9
   Income taxes - Restated.................................................      70.8         1.8       (1.2)        71.4

The Company operates primarily in the United States. The Company has no reportable major customers.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 10 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities, (including preferred stocks) fair values are obtained from external pricing services where available, broker dealer quotes are used for thinly traded securities and a spread pricing matrix is used when price quotes are not available, which typically is the case for our private placement securities. The spread pricing matrix is based on credit quality, country of issue, market sector and average investment life and is created for these dimensions through brokers' estimates of public spreads derived from their respective publications.

The fair value for equity securities is based on quoted market prices.

The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rates or the fair value of the underlying collateral for loans that are collateral dependent.

The carrying values for policy loans and cash and cash equivalents approximates their respective fair values.

The fair value for fixed-rate deferred annuities is the cash surrender value, including any market value adjustment on MVA funds. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and credit default swaps. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                           December 31,
                                                -----------------------------------
                                                      2007              2006
                                                ----------------- -----------------
                                                Carrying  Fair    Carrying  Fair
                                                 Value    Value    Value    Value
                                                -------- -------- -------- --------
                                                           (in millions)
Assets:
   Fixed maturities - Restated................. $4,967.5 $4,967.5 $4,583.7 $4,583.7
   Equity securities...........................      4.5      4.5    122.4    122.4
   Mortgage loans on real estate...............  1,031.7  1,016.1  1,056.2  1,042.8
   Policy loans................................    465.3    465.3    441.6    441.6
   Cash and cash equivalents...................    184.9    184.9    265.5    265.5
Derivatives:
   Interest rate swap agreements...............      2.5      2.5       --       --

Liabilities:
   Fixed rate deferred and immediate annuities. $  198.8 $  191.2 $  245.1 $  245.1
Derivatives:
   Interest rate swap agreements...............     42.1     42.1     15.7     15.7
   Currency rate swap agreements...............      4.6      4.6      4.9      4.9
   Foreign exchange forward agreements.........      0.1      0.1      0.1      0.1
   Credit default swaps........................       --       --      0.1      0.1
   Embedded derivatives........................      0.2      0.2      0.1      0.1

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Goodwill and Other Intangible Assets

The Company recognized several intangible assets which resulted from business combinations including Manulife's acquisition of the Company. Brand name, distribution networks, and goodwill were initially recognized at the time of the acquisition of the Company by Manulife.

The following tables contain summarized financial information for each of these intangible assets as of the dates and periods indicated.

                                                     Accumulated
                                                     Amortization
                                      Gross Carrying  and Other   Net Carrying
                                          Amount       Changes       Amount
                                      -------------- ------------ ------------
                                                   (in millions)
 December 31, 2007
    Unamortizable intangible assets:.
        Goodwill.....................    $  410.8      $    --      $  410.8
        Brand name...................        84.7           --          84.7
    Amortizable intangible assets:...
        Distribution networks........       134.4         (8.5)        125.9
        VOBA.........................     1,376.3       (100.5)      1,275.8

 December 31, 2006
    Unamortizable intangible assets:.
        Goodwill.....................    $  410.8      $    --      $  410.8
        Brand name...................        84.7           --          84.7
    Amortizable intangible assets:...
        Distribution networks........       134.4         (5.3)        129.1
        VOBA.........................     1,376.3        (77.3)      1,299.0

                                                                                                          Years Ended December 31,
                                                                                                          ------------------------
                                                                                                          2007     2006    2005
                                                                                                           -----    -----   -----
                                                                                                            (in millions)
Aggregate amortization expense
Distribution networks, net of tax of $1.1 million, $0.9 million, and $ 0.7 million, respectively......... $ 2.1    $ 1.8   $ 1.4
VOBA, net of tax of $7.0 million, $8.9 million, and $18.5 million, respectively..........................  13.1     16.4    34.4
                                                                                                           -----    -----   -----
Aggregate amortization expense, net of tax of $8.1 million, $9.8 million, and $19.2 million, respectively $15.2    $18.2   $35.8
                                                                                                           =====    =====   =====

                                                                                   Tax     Net
                                                                                  Effect Expense
                                                                                  ------ -------
                                                                                  (in millions)
Estimated future aggregate amortization expense for the years ending December 31,
   2008.......................................................................... $19.5   $36.2
   2009..........................................................................  20.4    37.8
   2010..........................................................................  21.3    39.5
   2011..........................................................................  21.9    40.7
   2012..........................................................................  22.4    41.6

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Goodwill and Other Intangible Assets - (continued)


The following tables present the continuity of each of the Company's unamortizable and amortizable intangible assets for the periods presented.

Unamortizable intangible assets:

                                                   Wealth
                                      Protection Management Consolidated
                                      ---------- ---------- ------------
                                                (in millions)
       Goodwill:
       Balance at January 1, 2007....   $368.5     $42.3       $410.8
                                        ------     -----       ------
       Balance at December 31, 2007..   $368.5     $42.3       $410.8
                                        ======     =====       ======

                                                   Wealth
                                      Protection Management Consolidated
                                      ---------- ---------- ------------
                                                (in millions)
       Goodwill:
       Balance at January 1, 2006....   $368.5     $42.3       $410.8
                                        ------     -----       ------
       Balance at December 31, 2006..   $368.5     $42.3       $410.8
                                        ======     =====       ======

                                                   Wealth
                                      Protection Management Consolidated
                                      ---------- ---------- ------------
                                                (in millions)
       Brand name:
       Balance at January 1, 2007....   $ 79.9     $ 4.8       $ 84.7
                                        ------     -----       ------
       Balance at December 31, 2007..   $ 79.9     $ 4.8       $ 84.7
                                        ======     =====       ======

                                                   Wealth
                                      Protection Management Consolidated
                                      ---------- ---------- ------------
                                                (in millions)
       Brand name:
       Balance at January 1, 2006....   $ 79.9     $ 4.8       $ 84.7
                                        ------     -----       ------
       Balance at December 31, 2006..   $ 79.9     $ 4.8       $ 84.7
                                        ======     =====       ======

       Amortizable intangible assets:

                                                   Wealth
                                      Protection Management Consolidated
                                      ---------- ---------- ------------
                                                (in millions)
       Distribution network:
       Balance at January 1, 2007....   $126.6     $ 2.5       $129.1
       Amortization..................     (3.2)       --         (3.2)
                                        ------     -----       ------
       Balance at December 31, 2007..   $123.4     $ 2.5       $125.9
                                        ======     =====       ======

                                                   Wealth
                                      Protection Management Consolidated
                                      ---------- ---------- ------------
                                                (in millions)
       Distribution network:
       Balance at January 1, 2006....   $129.3     $ 2.5       $131.8
       Amortization..................     (2.7)       --         (2.7)
                                        ------     -----       ------
       Balance at December 31, 2006..   $126.6     $ 2.5       $129.1
                                        ======     =====       ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 11 -- Goodwill and Other Intangible Assets - (continued)


                                                                             Wealth
                                                                Protection Management Consolidated
                                                                ---------- ---------- ------------
                                                                          (in millions)
VOBA:
Balance at January 1, 2007.....................................  $1,251.4    $47.6      $1,299.0
Amortization...................................................     (12.4)    (7.7)        (20.1)
Adjustment to unrealized gains on securities available for sale      (2.2)    (0.9)         (3.1)
                                                                 --------    -----      --------
Balance at December 31, 2007...................................  $1,236.8    $39.0      $1,275.8
                                                                 ========    =====      ========

                                                                             Wealth
                                                                Protection Management Consolidated
                                                                ---------- ---------- ------------
                                                                          (in millions)
VOBA:
Balance at January 1, 2006.....................................  $1,266.7    $56.5      $1,323.2
Amortization...................................................     (16.1)    (9.2)        (25.3)
Adjustment to unrealized gains on securities available for sale       0.8      0.3           1.1
                                                                 --------    -----      --------
Balance at December 31, 2006...................................  $1,251.4    $47.6      $1,299.0
                                                                 ========    =====      ========

Note 12 - Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contractholder (traditional variable annuities). The Company also issues variable life insurance and variable annuity contracts which contain certain guarantees (variable contracts with guarantees) which are discussed more fully below.

During 2007 and 2006, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company's Consolidated Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force. At December 31, 2007 and December 31, 2006, the Company had the following variable life contracts with guarantees.

                                                    December 31,   December 31,
                                                        2007           2006
                                                    ------------   ------------
                                                    (in millions, except for age)
  Life insurance contracts with guaranteed benefits
  In the event of death
     Account value.................................   $6,437.8       $6,231.6
     Net amount at risk related to deposits........       50.9           81.0
     Average attained age of contractholders.......         46             46

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 12 - Certain Separate Accounts - (Continued)


The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary or (d) a combination benefit of (b) and (c) above. Most business issued after May 2003 has a proportional reduction in the amount guaranteed for partial withdrawal benefit instead of a dollar-for-dollar reduction. These variable annuity contract guarantees include benefits that are payable in the event of death or annuitization.

For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit (GMDB) in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, (i.e., guaranteed minimum income benefit, or GMIB) the net amount at risk is defined as the excess of the current annuitization income base over the current account value. At December 31, 2007 and December 31, 2006, the Company had the following variable annuity contracts with guarantees. (Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.)

                                                                                   December 31,         December 31,
                                                                                       2007                 2006
                                                                                   ------------         ------------
                                                                                   (in millions, except for age and percent)
Guaranteed minimum death benefit

   Return of net deposits.........................................................
   In the event of death:.........................................................
       Account value..............................................................    $209.3               $257.4
       Net amount at risk.........................................................       9.4                 13.1
       Average attained age of contractholders....................................        65                   65

   Return of net deposits plus a minimum return...................................
   In the event of death:.........................................................
       Account value..............................................................    $112.0               $130.5
       Net amount at risk.........................................................      45.5                 47.1
       Average attained age of contractholders....................................        67                   67
       Guaranteed minimum return rate.............................................         5%                   5%

   Highest specified anniversary account value minus withdrawals post anniversary.
   In the event of death:.........................................................
       Account value..............................................................    $420.8               $506.2
       Net amount at risk.........................................................      30.6                 38.8
       Average attained age of contractholders....................................        63                   64

Guaranteed minimum income benefit
       Account value..............................................................    $ 47.6               $ 50.4
       Net amount at risk.........................................................       8.6                  8.7
       Average attained age of contractholders....................................        63                   63

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 12 - Certain Separate Accounts - (Continued)


Account balances of variable contracts with guarantees invest in variable separate accounts with the following characteristics:

                                      December 31, December 31,
                 Type of Fund             2007         2006
                 ------------         ------------ ------------
                                            (in millions)
                 Domestic Equity.....   $4,374.1     $4,306.1
                 International Equity      806.6        771.0
                 Balanced............      894.8        988.1
                 Bonds...............      769.2        763.8
                 Money Market........      502.1        506.0
                                        --------     --------
                    Total............   $7,346.8     $7,335.0
                                        ========     ========

The GMDB on life and annuity contracts and the (GMIB) on annuity contracts are valued in accordance with Statement of Position 03-1 - Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as of December 31, 2007 and 2006, respectively:

                                      Guaranteed     Guaranteed
                                        Minimum       Minimum
                                     Death Benefit Income Benefit
                                        (GMDB)         (GMIB)     Totals
                                     ------------- -------------- ------
                                               ( in millions)
        Balance at January 1, 2007..     $30.3          $0.9      $31.2
        Incurred guaranteed benefits       3.7            --        3.7
        Other reserves changes......      (0.4)          0.1       (0.3)
                                         -----          ----      -----
        Balance at December 31, 2007     $33.6          $1.0      $34.6
                                         =====          ====      =====

        Balance at January 1, 2006..     $26.1          $0.7      $26.8
        Incurred guaranteed benefits       1.9            --        1.9
        Other reserves changes......       2.3           0.2        2.5
                                         -----          ----      -----
        Balance at December 31, 2006     $30.3          $0.9      $31.2
                                         =====          ====      =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Note 12 - Certain Separate Accounts - (Continued)


The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2007 and 2006:

  . Data used included stochastically generated investment performance scenarios.

  . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  . Annuity mortality for 2007 was based on 1994 MGDB table multiplied by factors varied by rider types and qualified/non-qualified business (2006 assumptions was 100% of the Annuity 2000 table).

  . Life products used purchase GAAP mortality, lapse, mean investment performance, and discount rate assumptions included in the related deferred acquisition cost (DAC) and value of business acquired (VOBA) models which varied by product.

  . Annuity base lapse rates vary by contract type and duration and range from 1 percent to 29 percent for 2007 and from 1 percent to 25 percent for 2006.

  .  Annuity discount rate was 6.5% which is consistent with the VOBA models.

The GMIB reserve held is equal to the accumulation of fees collected on this rider. This method of approximation is deemed acceptable since only 7% of the business (or $47.6 million of account value) has this rider.

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Annuity Account JF of John Hancock Life Insurance Company December 31, 2007

                  John Hancock Variable Annuity Account JF of
                      John Hancock Life Insurance Company

                          Audited Financial Statements

                               December 31, 2007

                                    CONTENTS

Report of Ernst & Young LLP, Independent Registered Public Accounting
   Firm ...................................................................    1
Statement of Assets and Liabilities .......................................    2
Statement of Operations and Changes in Contract Owners' Equity ............    6
Notes to Financial Statements .............................................   15

(ERNST & YOUNG LOGO)  - ERNST & YOUNG LLP                 PHONE: (617) 266-2000
                        200 CLARENDON STREET              FAX:   (617) 266-5843
                        BOSTON, MASSACHUSETTS 02116-5072  WWW.EY.COM

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of John Hancock Variable Annuity Account JF of John Hancock Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account JF (the "Account") comprised of the following sub-accounts,

Active Bond Series NAV
Blue Chip Series NAV
Bond Index Series NAV
Brandes International
Capital Appreciation Series NAV
Equity Income Series NAV
Equity Index Series NAV
Financial Services Series NAV
Global Bond Series NAV
Growth & Income Series NAV
Health Series NAV
High Yield Series NAV
International Equity Index Series NAV
Managed Series NAV
Mid Cap Index Series NAV
Mid Cap Stock Series NAV
Mid Cap Value B Series NAV
Money Market Series NAV
Overseas Equity B Series NAV
Real Estate Securities Series NAV
Short-Term Bond Series NAV
Small Cap Emerging Growth Series NAV
Small Cap Index Series NAV
Small Cap Value Series NAV
Total Return Series NAV
Total Stock Index Series NAV

as of December 31, 2007, and the related statement of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting John Hancock Variable Annuity Account JF at December 31, 2007, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ ERNST & YOUNG LLP

April 15, 2008

                  A member firm of Ernst & Young Global Limited

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                               Capital      Equity
                          Active Bond  Blue Chip  Bond Index               Appreciation    Income   Equity Index  Financial
                             Series      Series     Series      Brandes       Series       Series      Series      Services
                              NAV         NAV         NAV    International      NAV          NAV         NAV      Series NAV
                          ----------- ----------- ---------- ------------- ------------ ----------- ------------ -----------
TOTAL ASSETS
Investments at fair value $20,178,508 $16,034,904 $8,066,470    $164,859    $4,957,678  $29,583,238  $43,832,025 $11,330,331
                          =========== =========== ==========    ========    ==========  ===========  =========== ===========
NET ASSETS
Contracts in accumulation $20,178,508 $16,034,904 $8,066,470    $164,859    $4,957,678  $29,559,263  $43,790,435 $11,326,297
Contracts in payout
   (annuitization)                 --          --         --          --            --       23,975       41,590       4,034
                          ----------- ----------- ----------    --------    ----------  -----------  ----------- -----------
Total net assets          $20,178,508 $16,034,904 $8,066,470    $164,859    $4,957,678  $29,583,238  $43,832,025 $11,330,331
                          =========== =========== ==========    ========    ==========  ===========  =========== ===========
Units outstanding           1,562,887   1,677,994    567,983       7,946     1,168,119    1,747,916    1,921,824     615,087
Unit value                $     12.91 $      9.56 $    14.20    $  20.75    $     4.24  $     16.92  $     22.81 $     18.42

Shares                      2,146,650     740,300    820,597       8,935       492,811    1,800,562    2,368,019     779,789
Cost                      $20,976,468 $12,111,930 $8,318,227    $188,971    $4,449,954  $29,050,254  $35,408,300 $10,717,104

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2007

                                      Global      Growth                         International
                                       Bond      & Income    Health   High Yield     Equity      Managed    Mid Cap    Mid Cap
                                      Series      Series     Series     Series    Index Series   Series      Index      Stock
                                        NAV        NAV         NAV        NAV         NAV         NAV     Series NAV Series NAV
                                    ---------- ----------- ---------- ---------- ------------- ---------- ---------- ----------
TOTAL ASSETS
Investments at fair value           $3,595,165 $26,007,326 $2,541,079 $5,913,256  $16,784,630  $9,913,407  $861,698  $9,479,983
                                    ========== =========== ========== ==========  ===========  ==========  ========  ==========
NET ASSETS
Contracts in accumulation           $3,595,165 $25,987,176 $2,541,079 $5,913,256  $16,784,630  $9,913,407  $861,698  $9,479,983
Contracts in payout (annuitization)         --      20,150         --         --           --          --        --          --
                                    ---------- ----------- ---------- ----------  -----------  ----------  --------  ----------
Total net assets                    $3,595,165 $26,007,326 $2,541,079 $5,913,256  $16,784,630  $9,913,407  $861,698  $9,479,983
                                    ========== =========== ========== ==========  ===========  ==========  ========  ==========
Units outstanding                      230,442   2,769,167    160,072    498,257      898,843     909,223    61,589     229,539
Unit value                          $    15.60 $      9.39 $    15.87 $    11.87  $     18.67  $    10.90  $  13.99  $    41.30

Shares                                 237,148   2,052,670    168,061    625,080      796,991     781,814    49,494     591,390
Cost                                $3,602,120 $22,253,237 $2,358,375 $6,115,617  $12,945,004  $9,490,103  $892,665  $8,356,052

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                          Real                Small Cap
                                      Mid Cap     Money      Overseas    Estate   Short-Term   Emerging   Small Cap  Small Cap
                                      Value B     Market     Equity B  Securities    Bond       Growth      Index      Value
                                    Series NAV  Series NAV  Series NAV Series NAV Series NAV  Series NAV Series NAV  Series NAV
                                    ---------- ----------- ----------- ---------- ---------- ----------- ---------- -----------
TOTAL ASSETS
Investments at fair value           $7,132,896 $24,924,492 $12,508,805 $5,962,518 $9,011,966 $10,330,365 $3,728,166 $11,386,861
                                    ========== =========== =========== ========== ========== =========== ========== ===========
NET ASSETS
Contracts in accumulation           $7,132,896 $24,841,419 $12,508,805 $5,962,518 $9,011,966 $10,330,365 $3,728,166 $11,386,861
Contracts in payout (annuitization)         --      83,073          --         --         --          --         --          --
                                    ---------- ----------- ----------- ---------- ---------- ----------- ---------- -----------
Total net assets                    $7,132,896 $24,924,492 $12,508,805 $5,962,518 $9,011,966 $10,330,365 $3,728,166 $11,386,861
                                    ========== =========== =========== ========== ========== =========== ========== ===========

Units outstanding                      310,282   2,258,258     844,477    226,517    565,108     788,226    265,703     367,247
Unit value                          $    22.99 $     11.04 $     14.81 $    26.32 $    15.95 $     13.11 $    14.03 $     31.01

Shares                                 669,127  24,924,492     899,267    483,186    954,657     999,068    262,547     704,197
Cost                                $7,895,090 $24,924,492 $10,325,154 $9,160,230 $9,564,223 $ 8,728,874 $3,593,145 $12,651,085

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                       Total
                                      Return   Total Stock
                                      Series      Index
                                        NAV    Series NAV
                                    ---------- -----------
TOTAL ASSETS
Investments at fair value           $3,357,908 $20,029,438
                                    ========== ===========
NET ASSETS
Contracts in accumulation           $3,357,908 $20,029,438
Contracts in payout                         --          --
(annuitization)
                                    ---------- -----------
Total net assets                    $3,357,908 $20,029,438
                                    ========== ===========
Units outstanding                      287,690   1,329,170
Unit value                          $    11.67 $     15.07

Shares                                 241,924   1,543,100
Cost                                $3,302,947 $16,521,303

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                 Active Bond Series NAV     Blue Chip Series NAV      Bond Index Series NAV
                                                ------------------------  ------------------------  ------------------------
                                                    2007         2006         2007         2006         2007         2006
                                                -----------  -----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $ 1,934,473  $   764,202  $   131,379  $    40,297  $   868,161  $   369,625
Expenses:
   Mortality and expense risk and
      administrative charges                        277,053      329,719      199,017      199,926      110,224      127,622
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)                      1,657,420      434,483      (67,638)    (159,629)     757,937      242,003
                                                -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                   --           --           --           --           --           --
   Net realized gain (loss)                         (89,777)     (65,450)     846,480      412,780      (55,636)     (51,396)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses)                             (89,777)     (65,450)     846,480      412,780      (55,636)     (51,396)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (974,960)     440,969      960,049    1,014,446     (216,829)      63,206
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           592,683      810,002    1,738,891    1,267,597      485,472      253,813
                                                -----------  -----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 39,090       41,156       43,191       52,368       10,788       28,807
   Transfers between sub-accounts and the
      company                                      (417,799)    (689,105)     870,576       13,065     (366,459)     (39,962)
   Withdrawals                                   (4,243,858)  (4,832,108)  (2,761,438)  (1,939,870)  (1,691,576)  (1,749,001)
   Annual contract fee                              (52,263)     (64,989)     (47,214)     (49,178)     (26,307)     (28,457)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (4,674,830)  (5,545,046)  (1,894,885)  (1,923,615)  (2,073,554)  (1,788,613)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (4,082,147)  (4,735,044)    (155,994)    (656,018)  (1,588,082)  (1,534,800)
Contract owners' equity at beginning of period   24,260,655   28,995,699   16,190,898   16,846,916    9,654,552   11,189,352
                                                -----------  -----------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $20,178,508  $24,260,655  $16,034,904  $16,190,898  $ 8,066,470  $ 9,654,552
                                                ===========  ===========  ===========  ===========  ===========  ===========

                                                    2007         2006         2007         2006         2007         2006
                                                -----------  -----------  -----------  -----------  -----------  -----------
Units, beginning of period                       1,930,780    2,377,535    1,879,113    2,106,658     719,263      856,525
Units issued                                        54,826       34,788      137,928      111,166      25,591       34,724
Units redeemed                                     422,719      481,543      339,047      338,711     176,871      171,986
                                                 ---------    ---------    ---------    ---------     -------      -------
Units, end of period                             1,562,887    1,930,780    1,677,994    1,879,113     567,983      719,263
                                                 =========    =========    =========    =========     =======      =======

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   Brandes      Capital Appreciation
                                                International        Series NAV        Equity Income Series NAV
                                                -------------  ----------------------  ------------------------
                                                    2007          2007        2006         2007         2006
                                                -------------  ----------  ----------  -----------  -----------
Income:
   Dividend distributions received                $  3,344     $   18,526  $       --  $   970,795  $   544,364
Expenses:
   Mortality and expense risk and
      administrative charges                           886         59,019      40,256      417,834      428,763
                                                  --------     ----------  ----------  -----------  -----------
Net investment income (loss)                         2,458        (40,493)    (40,256)     552,961      115,601
                                                  --------     ----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received              20,662         20,332          --    3,659,715    2,165,546
   Net realized gain (loss)                             (2)        58,909     (22,201)   1,104,815      471,444
                                                  --------     ----------  ----------  -----------  -----------
Realized gains (losses)                             20,660         79,241     (22,201)   4,764,530    2,636,990
                                                  --------     ----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                      (24,111)       410,477      97,248   (4,475,699)   2,833,322
                                                  --------     ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                             (993)       449,225      34,791      841,792    5,585,913
                                                  --------     ----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                    --         14,420      10,047       75,929       99,934
   Transfers between sub-accounts and the
      company                                      167,359        395,486   5,220,964     (587,491)    (579,988)
   Withdrawals                                      (1,240)      (751,285)   (395,793)  (5,781,740)  (4,414,387)
   Annual contract fee                                (267)       (11,456)     (8,721)    (104,012)    (110,508)
                                                  --------     ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions              165,852       (352,835)  4,826,497   (6,397,314)  (5,004,949)
                                                  --------     ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                          164,859         96,390   4,861,288   (5,555,522)     580,964
Contract owners' equity at beginning of period          --      4,861,288          --   35,138,760   34,557,796
                                                  --------     ----------  ----------  -----------  -----------
Contract owners' equity at end of period          $164,859     $4,957,678  $4,861,288  $29,583,238  $35,138,760
                                                  ========     ==========  ==========  ===========  ===========

                                                    2007          2007        2006         2007         2006
                                                -------------  ----------  ----------  -----------  -----------
Units, beginning of period                             --       1,264,416          --   2,120,699    2,443,768
Units issued                                        8,018         126,242   1,409,831      70,542       38,475
Units redeemed                                         72         222,539     145,415     443,325      361,544
                                                    -----       ---------   ---------   ---------    ---------
Units, end of period                                7,946       1,168,119   1,264,416   1,747,916    2,120,699
                                                    =====       =========   =========   =========    =========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Financial Services
                                                  Equity Index Series NAV          Series NAV         Global Bond Series NAV
                                                --------------------------  ------------------------  ----------------------
                                                    2007          2006          2007         2006        2007        2006
                                                ------------  ------------  -----------  -----------  ----------  ----------
Income:
   Dividend distributions received              $  1,471,316  $    672,822  $   180,348  $    77,499  $  239,891  $       --
Expenses:
   Mortality and expense risk and
      administrative charges                         627,947       712,786      173,303      204,076      36,626      39,682
                                                ------------  ------------  -----------  -----------  ----------  ----------
Net investment income (loss)                         843,369       (39,964)       7,045     (126,577)    203,265     (39,682)
                                                ------------  ------------  -----------  -----------  ----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received                    --            --    1,783,753          345          --      41,062
   Net realized gain (loss)                        3,559,925     2,383,227    1,232,669      950,994     (17,190)    (39,268)
                                                ------------  ------------  -----------  -----------  ----------  ----------
Realized gains (losses)                            3,559,925     2,383,227    3,016,422      951,339     (17,190)      1,794
                                                ------------  ------------  -----------  -----------  ----------  ----------
Unrealized appreciation (depreciation) during
   the period                                     (2,154,823)    5,143,615   (4,020,671)   2,350,674      36,728     158,485
                                                ------------  ------------  -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from operations                          2,248,471     7,486,878     (997,204)   3,175,436     222,803     120,597
                                                ------------  ------------  -----------  -----------  ----------  ----------
Changes from principal transactions:
   Purchase payments                                  93,651       179,162       19,145       36,849       6,650      20,526
   Transfers between sub-accounts and the
      company                                     (1,074,859)   (1,712,013)    (624,490)    (373,553)    774,691     (31,506)
   Withdrawals                                   (12,933,383)   (9,535,141)  (3,313,353)  (4,203,030)   (342,994)   (495,515)
   Annual contract fee                              (140,807)     (159,355)     (25,047)     (28,687)     (8,796)     (9,101)
                                                ------------  ------------  -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (14,055,398)  (11,227,347)  (3,943,745)  (4,568,421)    429,551    (515,596)
                                                ------------  ------------  -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners'
   equity                                        (11,806,927)   (3,740,469)  (4,940,949)  (1,392,985)    652,354    (394,999)
Contract owners' equity at beginning of period    55,638,952    59,379,421   16,271,280   17,664,265   2,942,811   3,337,810
                                                ------------  ------------  -----------  -----------  ----------  ----------
Contract owners' equity at end of period        $ 43,832,025  $ 55,638,952  $11,330,331  $16,271,280  $3,595,165  $2,942,811
                                                ============  ============  ===========  ===========  ==========  ==========

                                                    2007          2006          2007         2006        2007        2006
                                                ------------  ------------  -----------  -----------  ----------  ----------
Units, beginning of period                        2,543,078     3,105,338     813,072     1,072,910     204,191     240,793
Units issued                                         54,052        38,783      14,157        21,070      65,884      20,196
Units redeemed                                      675,306       601,043     212,142       280,908      39,633      56,798
                                                  ---------     ---------     -------     ---------     -------     -------
Units, end of period                              1,921,824     2,543,078     615,087       813,072     230,442     204,191
                                                  =========     =========     =======     =========     =======     =======

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                     Growth & Income
                                                       Series NAV            Health Series NAV      High Yield Series NAV
                                                ------------------------  ----------------------  ------------------------
                                                    2007         2006        2007        2006         2007         2006
                                                -----------  -----------  ----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $   511,185  $   192,688  $       --  $       --  $   839,731  $   516,899
Expenses:
   Mortality and expense risk and
      administrative charges                        363,102      424,998      32,501      32,380       84,497       98,499
                                                -----------  -----------  ----------  ----------  -----------  -----------
Net investment income (loss)                        148,083     (232,310)    (32,501)    (32,380)     755,234      418,400
                                                -----------  -----------  ----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            2,633,324    2,033,836     494,513     240,682           --           --
   Net realized gain (loss)                       2,292,177    2,071,762     116,382      59,860      136,048      109,323
                                                -----------  -----------  ----------  ----------  -----------  -----------
Realized gains (losses)                           4,925,501    4,105,598     610,895     300,542      136,048      109,323
                                                -----------  -----------  ----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (4,089,867)    (255,578)   (188,129)    (93,777)    (844,573)     157,707
                                                -----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                           983,717    3,617,710     390,265     174,385       46,709      685,430
                                                -----------  -----------  ----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 67,178      102,800       2,015       4,540       23,400       22,704
   Transfers between sub-accounts and the
      company                                    (1,035,799)    (574,340)   (111,369)     (5,706)    (562,703)     (85,351)
   Withdrawals                                   (5,965,188)  (8,106,824)   (313,243)   (185,015)  (1,101,755)  (1,342,500)
   Annual contract fee                              (58,462)     (67,536)     (7,532)     (7,444)     (20,684)     (23,649)
                                                -----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (6,992,271)  (8,645,900)   (430,129)   (193,625)  (1,661,742)  (1,428,796)
                                                -----------  -----------  ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (6,008,554)  (5,028,190)    (39,864)    (19,240)  (1,615,033)    (743,366)
Contract owners' equity at beginning of period   32,015,880   37,044,070   2,580,943   2,600,183    7,528,289    8,271,655
                                                -----------  -----------  ----------  ----------  -----------  -----------
Contract owners' equity at end of period        $26,007,326  $32,015,880  $2,541,079  $2,580,943  $ 5,913,256  $ 7,528,289
                                                ===========  ===========  ==========  ==========  ===========  ===========

                                                    2007         2006        2007        2006         2007         2006
                                                -----------  -----------  ----------  ----------  -----------  -----------
Units, beginning of period                       3,481,936    4,467,621     189,039     203,948      636,777      763,267
Units issued                                        19,170       87,201      10,986      17,566       19,250       24,899
Units redeemed                                     731,939    1,072,886      39,953      32,475      157,770      151,389
                                                 ---------    ---------     -------     -------      -------      -------
Units, end of period                             2,769,167    3,481,936     160,072     189,039      498,257      636,777
                                                 =========    =========     =======     =======      =======      =======

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  International Equity                                 Mid Cap Index
                                                    Index Series NAV         Managed Series NAV          Series NAV
                                                ------------------------  ------------------------  -------------------
                                                    2007         2006         2007         2006        2007      2006
                                                -----------  -----------  -----------  -----------  ---------  --------
Income:
   Dividend distributions received              $   870,403  $   133,130  $   562,394  $   187,042  $  13,120  $  6,033
Expenses:
   Mortality and expense risk and
      administrative charges                        216,413      194,118      132,094      148,237     12,210    11,822
                                                -----------  -----------  -----------  -----------  ---------  --------
Net investment income (loss)                        653,990      (60,988)     430,300       38,805        910    (5,789)
                                                -----------  -----------  -----------  -----------  ---------  --------
Realized gains (losses) on investments:
   Capital gain distributions received            1,715,937      130,200      203,920      837,227    115,401    40,444
   Net realized gain (loss)                       1,276,334      906,851      119,835       68,640     75,478    24,583
                                                -----------  -----------  -----------  -----------  ---------  --------
Realized gains (losses)                           2,992,271    1,037,051      323,755      905,867    190,879    65,027
                                                -----------  -----------  -----------  -----------  ---------  --------
Unrealized appreciation (depreciation) during
   the period                                    (1,318,960)   2,643,175     (664,177)    (271,117)  (138,667)   14,640
                                                -----------  -----------  -----------  -----------  ---------  --------
Net increase (decrease) in contract owners'
   equity from operations                         2,327,301    3,619,238       89,878      673,555     53,122    73,878
                                                -----------  -----------  -----------  -----------  ---------  --------
Changes from principal transactions:
   Purchase payments                                 23,886       43,541       20,614       37,449        558     1,042
   Transfers between sub-accounts and the
      company                                       138,760      393,306     (287,489)    (754,366)    61,113   125,747
   Withdrawals                                   (2,699,787)  (1,474,928)  (1,061,566)  (1,790,648)  (214,405)  (99,618)
   Annual contract fee                              (50,450)     (46,781)     (26,615)     (30,457)    (3,078)   (3,137)
                                                -----------  -----------  -----------  -----------  ---------  --------
Net increase (decrease) in contract owners'
   equity from principal transactions            (2,587,591)  (1,084,862)  (1,355,056)  (2,538,022)  (155,812)   24,034
                                                -----------  -----------  -----------  -----------  ---------  --------
Total increase (decrease) in contract owners'
   equity                                          (260,290)   2,534,376   (1,265,178)  (1,864,467)  (102,690)   97,912
Contract owners' equity at beginning of period   17,044,920   14,510,544   11,178,585   13,043,052    964,388   866,476
                                                -----------  -----------  -----------  -----------  ---------  --------
Contract owners' equity at end of period        $16,784,630  $17,044,920  $ 9,913,407  $11,178,585  $ 861,698  $964,388
                                                ===========  ===========  ===========  ===========  =========  ========

                                                    2007         2006         2007         2006        2007      2006
                                                -----------  -----------  -----------  -----------  ---------  --------
Units, beginning of period                       1,044,091    1,115,633    1,032,083    1,278,125     73,216    71,294
Units issued                                        71,750       69,207       10,320       11,096     13,352    13,246
Units redeemed                                     216,998      140,749      133,180      257,138     24,979    11,324
                                                 ---------    ---------    ---------    ---------     ------    ------
Units, end of period                               898,843    1,044,091      909,223    1,032,083     61,589    73,216
                                                 =========    =========    =========    =========     ======    ======

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Mid Cap Value B
                                                Mid Cap Stock Series NAV         Series NAV           Money Market Series NAV
                                                ------------------------  ------------------------  --------------------------
                                                    2007         2006         2007         2006         2007          2006
                                                -----------  -----------  -----------  -----------  ------------  ------------
Income:
   Dividend distributions received              $       802  $        --  $   179,453  $    28,844  $  1,181,527  $  1,161,721
Expenses:
   Mortality and expense risk and
      administrative charges                        114,421      112,500      107,600      113,883       311,991       311,683
                                                -----------  -----------  -----------  -----------  ------------  ------------
Net investment income (loss)                       (113,619)    (112,500)      71,853      (85,039)      869,536       850,038
                                                -----------  -----------  -----------  -----------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received            2,340,521      369,927    1,738,412      728,927            --            --
   Net realized gain (loss)                         669,578      424,620      525,077      485,339         1,332        45,168
                                                -----------  -----------  -----------  -----------  ------------  ------------
Realized gains (losses)                           3,010,099      794,547    2,263,489    1,214,266         1,332        45,168
                                                -----------  -----------  -----------  -----------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                             (1,079,194)     342,822   (2,314,859)     442,576            --            --
                                                -----------  -----------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners'
   equity from operations                         1,817,286    1,024,869       20,483    1,571,803       870,868       895,206
                                                -----------  -----------  -----------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                                 29,820       13,757       15,222       14,206       115,038        49,503
   Transfers between sub-accounts and the
      company                                       234,861      206,949     (454,645)    (510,732)   21,977,329    12,704,064
   Withdrawals                                   (1,586,394)  (1,141,322)  (1,685,649)  (1,018,360)  (22,041,371)  (13,960,442)
   Annual contract fee                              (30,607)     (29,256)     (26,186)     (27,161)      (66,361)      (69,742)
                                                -----------  -----------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,352,320)    (949,872)  (2,151,258)  (1,542,047)      (15,365)   (1,276,617)
                                                -----------  -----------  -----------  -----------  ------------  ------------
Total increase (decrease) in contract owners'
   equity                                           464,966       74,997   (2,130,775)      29,756       855,503      (381,411)
Contract owners' equity at beginning of period    9,015,017    8,940,020    9,263,671    9,233,915    24,068,989    24,450,400
                                                -----------  -----------  -----------  -----------  ------------  ------------
Contract owners' equity at end of period        $ 9,479,983  $ 9,015,017  $ 7,132,896  $ 9,263,671  $ 24,924,492  $ 24,068,989
                                                ===========  ===========  ===========  ===========  ============  ============

                                                    2007         2006         2007         2006         2007          2006
                                                -----------  -----------  -----------  -----------  ------------  ------------
Units, beginning of period                        266,438      296,585      400,087      474,602      2,262,046     2,364,230
Units issued                                       21,189       24,590       12,487       24,239      1,672,014     1,100,187
Units redeemed                                     58,088       54,737      102,292       98,754      1,675,802     1,202,371
                                                  -------      -------      -------      -------      ---------     ---------
Units, end of period                              229,539      266,438      310,282      400,087      2,258,258     2,262,046
                                                  =======      =======      =======      =======      =========     =========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                    Overseas Equity B      Real Estate Securities        Short-Term Bond
                                                       Series NAV                Series NAV                Series NAV
                                                ------------------------  ------------------------  ------------------------
                                                    2007         2006         2007         2006         2007         2006
                                                -----------  -----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions received              $   301,767  $   110,502  $   221,060  $   162,150  $   951,506  $   405,331
Expenses:
   Mortality and expense risk and
      administrative charges                        157,970      153,702      102,929      110,088      129,675      147,800
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)                        143,797      (43,200)     118,131       52,062      821,831      257,531
                                                -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            1,485,453      421,551    4,027,652    1,507,687           --           --
   Net realized gain (loss)                       1,208,569      853,235     (291,354)     195,283     (114,963)     (55,640)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses)                           2,694,022    1,274,786    3,736,298    1,702,970     (114,963)     (55,640)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                    (1,487,302)     846,845   (5,165,031)     991,650     (496,031)     184,317
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         1,350,517    2,078,431   (1,310,602)   2,746,682      210,837      386,208
                                                -----------  -----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 39,040       48,950       20,306       31,869       16,666       22,562
   Transfers between sub-accounts and the
      company                                       479,800      684,204     (994,897)    (279,103)    (710,990)    (152,630)
   Withdrawals                                   (2,146,551)  (1,814,160)  (1,317,431)  (1,145,511)  (1,854,088)  (1,678,103)
   Annual contract fee                              (36,332)     (35,722)     (22,768)     (24,707)     (33,173)     (38,108)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (1,664,043)  (1,116,728)  (2,314,790)  (1,417,452)  (2,581,585)  (1,846,279)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                          (313,526)     961,703   (3,625,392)   1,329,230   (2,370,748)  (1,460,071)
Contract owners' equity at beginning of period   12,822,331   11,860,628    9,587,910    8,258,680   11,382,714   12,842,785
                                                -----------  -----------  -----------  -----------  -----------  -----------
Contract owners' equity at end of period        $12,508,805  $12,822,331  $ 5,962,518  $ 9,587,910  $ 9,011,966  $11,382,714
                                                ===========  ===========  ===========  ===========  ===========  ===========

                                                    2007         2006         2007         2006         2007         2006
                                                -----------  -----------  -----------  -----------  -----------  -----------
Units, beginning of period                        962,000     1,052,222     303,871      349,836      726,049      846,044
Units issued                                       90,462        77,370      15,771        6,266       57,661       26,940
Units redeemed                                    207,985       167,592      93,125       52,231      218,602      146,935
                                                  -------     ---------     -------      -------      -------      -------
Units, end of period                              844,477       962,000     226,517      303,871      565,108      726,049
                                                  =======     =========     =======      =======      =======      =======

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                   Small Cap Emerging         Small Cap Index           Small Cap Value
                                                    Growth Series NAV            Series NAV               Series NAV
                                                ------------------------  -----------------------  ------------------------
                                                    2007         2006         2007         2006        2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $        --  $        --  $    77,482  $   25,762  $   137,649  $    16,690
Expenses:
   Mortality and expense risk and
      administrative charges                        138,385      155,915       56,148      60,176      178,526      190,656
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net investment income (loss)                       (138,385)    (155,915)      21,334     (34,414)     (40,877)    (173,966)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            2,476,786           --      568,908     130,347    2,569,417    2,686,095
   Net realized gain (loss)                         856,684      848,175      275,997     132,772    1,419,845      880,554
                                                -----------  -----------  -----------  ----------  -----------  -----------
Realized gains (losses)                           3,333,470      848,175      844,905     263,119    3,989,262    3,566,649
                                                -----------  -----------  -----------  ----------  -----------  -----------
Unrealized appreciation (depreciation)
   during the period                             (1,841,453)     712,001     (974,136)    483,663   (4,314,202)    (875,652)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                         1,353,632    1,404,261     (107,897)    712,368     (365,817)   2,517,031
                                                -----------  -----------  -----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                 27,078       31,874       15,298       9,608       29,524       51,748
   Transfers between sub-accounts and the
      company                                      (627,586)    (365,397)    (273,621)     61,161   (1,271,363)    (183,661)
   Withdrawals                                   (2,043,214)  (2,165,137)    (733,916)   (513,442)  (2,515,285)  (1,873,255)
   Annual contract fee                              (26,725)     (30,802)     (13,048)    (14,682)     (38,275)     (40,930)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions            (2,670,447)  (2,529,462)  (1,005,287)   (457,355)  (3,795,399)  (2,046,098)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                        (1,316,815)  (1,125,201)  (1,113,184)    255,013   (4,161,216)     470,933
Contract owners' equity at beginning of period   11,647,180   12,772,381    4,841,350   4,586,337   15,548,077   15,077,144
                                                -----------  -----------  -----------  ----------  -----------  -----------
Contract owners' equity at end of period        $10,330,365  $11,647,180  $ 3,728,166  $4,841,350  $11,386,861  $15,548,077
                                                ===========  ===========  ===========  ==========  ===========  ===========

                                                    2007         2006         2007         2006        2007         2006
                                                -----------  -----------  -----------  ----------  -----------  -----------
Units, beginning of period                       1,000,013    1,226,158     333,727      367,287     480,800      549,394
Units issued                                        28,005       56,252      13,662       11,445      19,308       13,821
Units redeemed                                     239,792      282,397      81,686       45,005     132,861       82,415
                                                 ---------    ---------     -------      -------     -------      -------
Units, end of period                               788,226    1,000,013     265,703      333,727     367,247      480,800
                                                 =========    =========     =======      =======     =======      =======

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                     Total Return           Total Stock Index
                                                      Series NAV               Series NAV
                                                ----------------------  ------------------------
                                                   2007        2006         2007         2006
                                                ----------  ----------  -----------  -----------
Income:
   Dividend distributions received              $  232,515  $   91,921  $   507,782  $   253,170
Expenses:
   Mortality and expense risk and
      administrative charges                        37,578      33,453      280,063      305,889
                                                ----------  ----------  -----------  -----------
Net investment income (loss)                       194,937      58,468      227,719      (52,719)
                                                ----------  ----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received                  --          --      811,593      130,156
   Net realized gain (loss)                          8,455      (2,835)   1,292,904      688,567
                                                ----------  ----------  -----------  -----------
Realized gains (losses)                              8,455      (2,835)   2,104,497      818,723
                                                ----------  ----------  -----------  -----------
Unrealized appreciation (depreciation) during
   the period                                       24,842       6,784   (1,351,397)   2,383,854
                                                ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from operations                          228,234      62,417      980,819    3,149,858
                                                ----------  ----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                                   998       1,753       77,263      101,073
   Transfers between sub-accounts and the
      company                                      635,846     656,969     (782,966)  (1,461,628)
   Withdrawals                                    (331,666)   (472,673)  (4,151,977)  (2,754,121)
   Annual contract fee                              (9,739)     (8,498)     (62,217)     (69,045)
                                                ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners'
   equity from principal transactions              295,439     177,551   (4,919,897)  (4,183,721)
                                                ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners'
   equity                                          523,673     239,968   (3,939,078)  (1,033,863)
Contract owners' equity at beginning of period   2,834,235   2,594,267   23,968,516   25,002,379
                                                ----------  ----------  -----------  -----------
Contract owners' equity at end of period        $3,357,908  $2,834,235  $20,029,438  $23,968,516
                                                ==========  ==========  ===========  ===========

                                                   2007        2006         2007         2006
                                                ----------  ----------  -----------  -----------
Units, beginning of period                        260,472     244,081    1,652,407    1,963,184
Units issued                                       78,005      74,442       26,562       25,934
Units redeemed                                     50,787      58,051      349,799      336,711
                                                  -------     -------    ---------    ---------
Units, end of period                              287,690     260,472    1,329,170    1,652,407
                                                  =======     =======    =========    =========

See accompanying notes.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

1. ORGANIZATION

John Hancock Variable Annuity Account JF (the "Account") is a separate investment account of John Hancock Variable Life Insurance Company (the "Company"), a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("John Hancock"). John Hancock, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. The Account was formed to fund variable annuity contracts issued by the Company. Currently, the Account funds the Declaration, Patriot, Revolution Access, Revolution Extra, Revolution Standard and Revolution Value Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended (the "Act"), and currently consists of twenty-five sub-accounts which are invested exclusively in a corresponding Portfolio of the John Hancock Trust (the "Trust") and one sub-account which was exclusively invested in a corresponding Portfolio of the M Funds (the "Outside Trust").

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer three classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II and Series NAV, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II and Series NAV shares of the Trust differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets. At December 31, 2007, the 25 sub-accounts invested in Portfolios of the Trust had only issued Series NAV units and were only invested in Series NAV shares of the Trust.

In addition to the Account, certain contract owners may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Sub-accounts closed in 2007 are as follows:

Sub-accounts Closed      2007
-------------------      ----
Brandes International    Jan 8

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes.

EXPENSES

The Company assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at various annual rates, ranging from 1% to 1.25%, depending on the type of contract, of net assets of the sub-account. The Company makes certain other deductions from contract owner payments for premium taxes, rider fees, surrender fees, and annual contract fees, which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2007.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157")

On September 15, 2006, the FASB issued SFAS 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to market-unobservable data. It requires enhanced disclosure of fair value measurements including tabular disclosure by level of fair valued assets and liabilities within the hierarchy and tabular presentation of continuity within the period of those fair value items valued using the lowest hierarchy level.

SFAS 157 will be effective for the Account beginning January 1, 2008 and will then be prospectively applicable. The Account expects that the adoption of SFAS 157 will not have a material effect on its financial position and results of operations.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109

In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of January 1, 2007, FIN 48 had no impact on the financial statements of the Account.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATION

Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3. TRANSACTIONS WITH AFFILIATES

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. The Company has underwriting and distribution agreements with its affiliate, John Hancock Distributors, LLC ("JH Distributors"). JH Distributors is owned by MFC. John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments from the Portfolios of the Trust and the Outside Trust during 2007 were as follows:

                                          Details of Investments
                                        -------------------------
Sub-account                              Purchases       Sales
-----------                             -----------   -----------
Active Bond Series NAV                  $ 2,613,792   $ 5,631,202
Blue Chip Series NAV                      1,402,862     3,365,385
Bond Index Series NAV                     1,212,704     2,528,319
Brandes International                       191,363         2,390
Capital Appreciation Series NAV             569,688       942,683
Equity Income Series NAV                  5,834,899     8,019,538
Equity Index Series NAV                   2,694,309    15,906,339
Financial Services Series NAV             2,242,879     4,395,827
Global Bond Series NAV                    1,249,509       616,692
Growth & Income Series NAV                3,313,511     7,524,375
Health Series NAV                           658,011       626,129
High Yield Series NAV                     1,062,334     1,968,842
International Equity Index Series NAV     3,844,625     4,062,290
Managed Series NAV                          871,979     1,592,815
Mid Cap Index Series NAV                    322,075       361,575
Mid Cap Stock Series NAV                  3,182,219     2,307,636
Mid Cap Value B Series NAV                2,211,549     2,552,541
Money Market Series NAV                  19,258,324    18,404,153
Overseas Equity B Series NAV              3,096,507     3,131,302
Real Estate Securities Series NAV         4,723,699     2,892,706
Short-Term Bond Series NAV                1,839,202     3,598,957
Small Cap Emerging Growth Series NAV      2,814,753     3,146,800
Small Cap Index Series NAV                  840,763     1,255,807
Small Cap Value Series NAV                3,344,796     4,611,656
Total Return Series NAV                   1,092,013       601,636
Total Stock Index Series NAV              1,693,654     5,574,240

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                                 AT DECEMBER 31,              -------------------------------------------------
                                       ------------------------------------                        INVESTMENT     TOTAL RETURN
                                        UNITS    UNIT FAIR VALUE     ASSETS      EXPENSE RATIO       INCOME        HIGHEST TO
           SUB-ACCOUNT          YEAR   (000S)   HIGHEST TO LOWEST    (000S)   HIGHEST TO LOWEST*     RATIO**       LOWEST***
           -----------          ----   ------   -----------------   -------   ------------------   ----------   ---------------
Active Bond Series NAV          2007    1,563    $16.60 to $12.86   $20,179     1.25% to 1.00%        8.66%       3.01% to 2.75%
                                2006    1,931      16.12 to 12.52    24,261      1.25 to 1.00         2.89         3.52 to 3.25
                                2005    2,378      15.57 to 12.13    28,996      1.25 to 1.00         1.35         1.53 to 1.28
                                2004    2,844      15.33 to 11.97    34,198      1.25 to 1.00         3.38         3.71 to 3.44
                                2003    3,298      14.78 to 11.57    38,357      1.25 to 1.00         4.52         5.42 to 5.16
Blue Chip Series NAV            2007    1,678      42.90 to 12.83    16,035      1.25 to 1.00         0.82       11.70 to 11.42
                                2006    1,879       38.40 to 8.47    16,191      1.25 to 1.00         0.25         8.50 to 8.22
                                2005    2,107       35.40 to 7.82    16,847      1.25 to 1.00         0.00        12.79 to 6.41
Bond Index Series NAV           2007      568      14.53 to 14.21     8,066      1.25 to 1.00         9.81         6.07 to 5.79
                                2006      719      14.01 to 13.42     9,655      1.25 to 1.00         3.62         3.02 to 2.78
                                2005      857      13.62 to 13.06    11,189      1.25 to 1.00         1.65         1.37 to 0.66
                                2004    1,005      13.12 to 12.91    12,977      1.25 to 1.00         4.51         3.02 to 2.75
                                2003    1,251      12.74 to 12.57    15,726      1.25 to 1.00         4.36         2.57 to 2.32
Brandes International           2007        8      20.91 to 20.75       165      1.25 to 1.15         4.61         6.78 to 6.67
Capital Appreciation Series
   NAV                          2007    1,168      13.41 to 11.57     4,958      1.25 to 1.00         0.39       10.59 to 10.32
                                2006    1,264       12.12 to 3.81     4,861      1.25 to 1.00         0.00         0.99 to 0.82
Equity Income Series NAV        2007    1,748      26.96 to 16.92    29,583      1.25 to 1.00         2.89         2.36 to 2.12
                                2006    2,121      26.34 to 12.12    35,139      1.25 to 1.00         1.59       17.87 to 17.57
                                2005    2,444      22.34 to 10.30    34,558      1.25 to 1.00         0.00         6.14 to 3.05
Equity Index Series NAV         2007    1,922      22.93 to 12.46    43,832      1.25 to 1.00         2.92         4.20 to 3.96
                                2006    2,543      22.06 to 10.94    55,639      1.25 to 1.00         1.18       14.42 to 14.13
                                2005    3,105       19.32 to 9.57    59,379      1.25 to 1.00         0.22         8.16 to 3.35
                                2004    1,318      18.70 to 10.08    23,943      1.25 to 1.00         1.78         9.60 to 9.32
                                2003    1,511       17.10 to 9.20    24,686      1.25 to 1.00         3.00       27.16 to 26.83
Financial Services Series NAV   2007      615      18.92 to 18.42    11,330      1.25 to 1.00         1.30      (7.66) to (7.89)
                                2006      813      20.49 to 13.53    16,271      1.25 to 1.00         0.47       21.94 to 21.63
                                2005    1,073      16.60 to 11.12    17,664      1.25 to 1.00         0.00       14.17 to 11.23
Global Bond Series NAV          2007      230      19.91 to 15.60     3,595      1.25 to 1.00         8.13         8.52 to 8.26
                                2006      204      18.35 to 10.06     2,943      1.25 to 1.00         0.00         4.23 to 3.96
                                2005      241       17.60 to 9.68     3,338      1.25 to 1.00         0.00      (3.25) to (6.76)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                                                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                                  AT DECEMBER 31,             -------------------------------------------------
                                       ------------------------------------                        INVESTMENT     TOTAL RETURN
                                        UNITS    UNIT FAIR VALUE     ASSETS      EXPENSE RATIO       INCOME        HIGHEST TO
           SUB-ACCOUNT          YEAR   (000S)   HIGHEST TO LOWEST    (000S)   HIGHEST TO LOWEST*     RATIO**       LOWEST***
           -----------          ----   ------   -----------------   -------   ------------------   ----------   ---------------
Growth & Income Series NAV      2007    2,769    $16.77 to $9.37    $26,007        1.25% to 1%        1.75%       3.04% to 2.78%
                                2006    3,482      16.28 to 9.12     32,016      1.25 to 1.00         0.56       11.61 to 11.33
                                2005    4,468      14.58 to 8.19     37,044      1.25 to 1.00         0.18         7.90 to 7.63
                                2004    5,302      13.52 to 7.61     40,779      1.25 to 1.00         1.08         9.86 to 9.57
                                2003    6,022      12.30 to 6.95     42,710      1.25 to 1.00         0.98       23.11 to 22.80
Health Series NAV               2007      160     15.88 to 14.70      2,541              1.25         0.00       16.28 to 16.27
                                2006      189     13.65 to 12.64      2,581              1.25         0.00                 7.09
                                2005      204     12.75 to 11.81      2,600      1.25 to 1.24         0.00      22.08 to 18.07
High Yield Series NAV           2007      498     12.14 to 11.87      5,913      1.25 to 1.00        12.38         0.65 to 0.39
                                2006      637     12.07 to 11.28      7,528      1.25 to 1.00         6.56         9.38 to 9.07
                                2005      763     11.03 to 10.34      8,272      1.25 to 1.00         0.00         5.89 to 3.43
International Equity Index
   Series NAV                   2007      899     19.10 to 18.67     16,785      1.25 to 1.00         5.00       14.67 to 14.38
                                2006    1,044     19.77 to 16.33     17,045      1.25 to 1.00         0.86       25.85 to 25.53
                                2005    1,116     15.73 to 13.01     14,511      1.25 to 1.00         0.54       18.03 to 15.39
                                2004      366     11.44 to 11.27      4,125      1.25 to 1.00         2.23       19.06 to 18.75
                                2003      359       9.61 to 9.49      3,405      1.25 to 1.00         2.93       40.57 to 40.22
Managed Series NAV              2007      909     12.22 to 11.94      9,913      1.25 to 1.00         5.30         0.95 to 0.70
                                2006    1,032     12.10 to 10.68     11,179      1.25 to 1.00         1.58         6.41 to 6.13
                                2005    1,278     11.37 to 10.06     13,043      1.25 to 1.00         0.60         1.68 to 0.63
                                2004    1,417              10.05     14,256              1.25         1.88                 6.84
                                2003    1,554               9.41     14,633              1.25         3.35                17.53
Mid Cap Index Series NAV        2007       62              13.99        862              1.25         1.34                 6.22
                                2006       73              13.17        964              1.25         0.64                 8.38
                                2005       71              12.15        866      1.25 to 1.24         0.00                16.29
Mid Cap Stock Series NAV        2007      230     41.30 to 15.93      9,480              1.25         0.01                22.06
                                2006      266     33.84 to 13.05      9,015              1.25         0.00                12.25
                                2005      297     30.14 to 11.62      8,940      1.25 to 1.24         0.00       26.16 to 16.24
Mid Cap Value B Series NAV      2007      310     23.01 to 22.10      7,133      1.25 to 1.00         2.08      (0.49) to (0.73)
                                2006      400     23.18 to 12.67      9,264      1.25 to 1.00         0.32       19.14 to 18.85
                                2005      475     19.50 to 10.66      9,234      1.25 to 1.00         0.04         6.63 to 6.05
                                2004      502     18.39 to 17.53      9,213      1.25 to 1.00         0.41       17.56 to 17.26
                                2003      363     15.68 to 14.91      5,681      1.25 to 1.00         3.84       43.71 to 43.35

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

                                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                                  AT DECEMBER 31,             ---------------------------------------------------
                                       ------------------------------------                        INVESTMENT      TOTAL RETURN
                                        UNITS    UNIT FAIR VALUE     ASSETS      EXPENSE RATIO       INCOME         HIGHEST TO
         SUB-ACCOUNT            YEAR   (000S)   HIGHEST TO LOWEST    (000S)   HIGHEST TO LOWEST*     RATIO**        LOWEST***
         -----------            ----   ------   -----------------   -------   ------------------   ----------   -----------------
Money Market Series NAV         2007    2,258    $13.35 to $11.00   $24,924     1.25% to 1.00%        4.72%         3.79% to 3.55%
                                2006    2,262      12.86 to 10.47    24,069      1.25 to 1.00         4.60           3.67 to 3.39
                                2005    2,364      12.40 to 10.13    24,450      1.25 to 1.00         2.91           1.94 to 1.69
                                2004    2,908      12.17 to 10.10    29,537      1.25 to 1.00         1.06          0.06 to (0.16)
                                2003    3,820      12.16 to 10.12    38,863      1.25 to 1.00         0.96        (0.05) to (0.30)
Overseas Equity B Series NAV    2007      844      15.89 to 15.15    12,509      1.25 to 1.00         2.38         11.41 to 11.14
                                2006      962      14.29 to 13.33    12,822      1.25 to 1.00         0.90         18.57 to 18.27
                                2005    1,052      12.09 to 11.27    11,861      1.25 to 1.00         0.54         20.86 to 16.95
                                2004    1,213        9.78 to 9.64    11,687      1.25 to 1.00         0.48           9.90 to 9.64
                                2003      611        8.90 to 8.79     5,368      1.25 to 1.00         1.47         31.05 to 30.70
Real Estate Securities Series
   NAV                          2007      227      65.38 to 26.31     5,963      1.25 to 1.00         2.68      (16.40) to (16.61)
                                2006      304      78.20 to 14.45     9,588      1.25 to 1.00         1.83         36.79 to 36.45
                                2005      350      57.17 to 10.59     8,259      1.25 to 0.15         0.00          13.08 to 5.88
Short-Term Bond Series NAV      2007      565      16.01 to 13.34     9,012      1.25 to 1.00         9.14           2.20 to 2.00
                                2006      726      15.70 to 10.40    11,383      1.25 to 1.00         3.43           3.53 to 3.27
                                2005      846      15.20 to 10.07    12,843      1.25 to 1.00         1.64           1.18 to 0.66
                                2004    1,034               15.07    15,563              1.25         2.96                   0.16
                                2003    1,196               15.04    17,966              1.25         3.45                   1.49
Small Cap Emerging Growth
Series NAV                      2007      788      14.71 to 13.76    10,330      1.25 to 1.00         0.00         12.86 to 12.57
                                2006    1,000      13.07 to 11.56    11,647      1.25 to 1.00         0.00         12.34 to 12.06
                                2005    1,226      11.67 to 10.31    12,772      1.25 to 1.00         0.00         16.65 to 15.87
                                2004    1,351        9.34 to 8.90    12,148      1.25 to 1.00         0.00           8.36 to 8.09
                                2003      177        8.62 to 8.23     1,467      1.25 to 1.00         0.00         47.34 to 46.98
Small Cap Index Series NAV      2007      266               14.03     3,728              1.25         1.72                 (3.28)
                                2006      334               14.51     4,841              1.25         0.54                  16.17
                                2005      367               12.49     4,586      1.25 to 1.24         0.00                  15.70
Small Cap Value Series NAV      2007      367      31.27 to 31.01    11,387      1.25 to 1.15         0.96        (4.02) to (4.12)
                                2006      481      32.58 to 12.58    15,548      1.25 to 1.15         0.11         17.95 to 17.83
                                2005      549      27.62 to 10.68    15,077      1.25 to 1.15         0.16           7.96 to 6.76
                                2004      631               25.43    16,063              1.25         0.88                  23.81
                                2003      685               20.54    14,071              1.25         0.66                  36.26
Total Return Series NAV         2007      288      11.67 to 10.92     3,358              1.25         7.68           7.27 to 7.26
                                2006      260      10.88 to 10.18     2,834              1.25         3.43           2.40 to 2.36
                                2005      244       10.63 to 9.94     2,594      1.25 to 1.24         0.00          0.57 to (0.62)
Total Stock Index Series NAV    2007    1,329               15.07    20,029              1.25         2.26                   3.89
                                2006    1,652               14.51    23,969              1.25         1.04                  13.90
                                2005    1,963               12.74    25,002      1.25 to 1.24         0.00                  10.21

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2007

5. UNIT VALUES-- (CONTINUED)

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the annualized distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.


(1) Financial Statements of the Depositor, John Hancock Variable Life Insurance Company. [FILED HEREWITH]

(2) Financial Statements of the Registrant, John Hancock Variable Annuity Account JF. [FILED HEREWITH]


(B)   EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account JF, dated November 13, 1995, incorporated by reference to this Registration Statement, File No. 033-64947, filed on Form N-4 EL on December 12, 1995.

2.    Not Applicable.

3. (a)Form of Distribution and Servicing Agreement by and among John Hancock Distributors (formerly known as Manulife Securities Services LLC), John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and their respective existing and future Separate Accounts, incorporated by reference to Post-Effective Amendment No. 50 to File No. 002-38827 filed on May 1, 2006.

   (b)Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment No. 5 to File No. 333-16949, filed on November 17, 2000.

4. (a)Form of group deferred combination fixed and variable annuity contract and certificate, incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 033-64947, filed on July 16, 1996.

   (b)Form of nursing home waiver of CDSL rider, incorporated by reference to this Registration Statement, File No. 033-64947, filed on Form N-4 EL on December 12, 1995.

   (c)Form of one year stepped-up death benefit rider, incorporated by reference to this Registration Statement, File No. 033-64947, filed on Form N-4 EL on December 12, 1995.

   (d)Form of accidental death benefit rider, incorporated by reference to this Registration Statement, File No. 033-64947, filed on Form N-4 EL on December 12, 1995.

5. Form of contract application, incorporated by reference to this Registration Statement, File No. 033-64947, filed on Form N-4 EL on December 12, 1995.

6. (a)John Hancock Variable Life Insurance Company Certificate of
      Incorporation, incorporated by reference to Post-Effective Amendment No. 2 to File No. 033-79108, filed on Form S-6 on January 11, 1996.

   (b)John Hancock Variable Life Insurance Company's By-Laws, as amended and restated May 19, 2006, incorporated by reference to Post-Effective Amendment No. 15 to File No. 033-82648, filed on May 1, 2007.

7.   Not Applicable.


8. (a) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to File No. 333-126668, filed on October 12, 2005.

     (b) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to Post- Effective Amendment No. 9 to File No. 333-85284, filed in April, 2007.

     (c) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 9 to File No. 333-85284, filed in April, 2007.


9. Opinion and Consent of Counsel, incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 033-64947, filed on July 16, 1996.

10.(a)Not Applicable.


   (b)Consent of Independent Registered Public Accounting Firm. [FILED HEREWITH]


   (c)Not applicable.

   (d)Not applicable.


   (e)Powers of attorney for Hugh McHaffie and Lynne Patterson, incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement, File No. 033-64947, filed on May 1, 2007.

   (f)Powers of attorney for James R. Boyle, Jonathan Chiel, John D. DesPrez, Scott S. Hartz, Hugh McHaffie, Lynne Patterson, and Warren Thomson. [FILED HEREWITH]


11.   Not Applicable.

12.   Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR at the time of filing.


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITION WITH DEPOSITOR
John D. DesPrez III*                   Chairman
James R. Boyle*                        Director and President
Jonathan Chiel*                        Director and Vice President
Scott S. Hartz                         Director, Executive Vice President and
                                       Chief Investment Officer-US Investments
Hugh McHaffie*                         Director and Senior Vice President
Lynne Patterson*                       Director, Vice President and Chief Financial Officer
Warren A. Thomson**                    Director and Vice President
Emanuel Alves*                         Vice President, Counsel and Corporate Secretary
Stephen J. Blewitt                     Vice President - Investment
George H. Braun                        Vice President - Investment
Marc Costantini                        Executive Vice President
Willma H. Davis                        Vice President -  Investment
Peter de Vries                         Vice President
Steven Finch                           Executive Vice President
Philip W. Freiberger                   Vice President - Investment
Richard Harris                         Vice President and Appointed Actuary
Marianne Harrison                      Executive Vice President
E. Kendall Hines, Jr.                  Vice President - Investment
James Hoodlet                          Vice President
Naveed Irshad                          Vice President
Cynthia Lacasse                        Vice President
Peter Levitt                           Senior Vice President and Treasurer
Nathaniel Margolis                     Vice President
Katherine MacMillan                    Executive Vice President
William McPadden                       Vice President - Investment
Mark Newton                            Vice President
Jacques Ouimet                         Vice President
Phillip J. Peters                      Vice President - Investment
Jonathan Porter                        Vice President
Krishna Ramdial                        Vice President, Treasury
Steven Mark Ray                        Vice President - Investment
Timothy A. Roseen                      Vice President - Investment
Alan R. Seghezzi                       Senior Vice President
Ivor Thomas                            Vice President - Investment
Brooks Tingle                          Vice President
Jeffery Whitehead                      Vice President and Controller

*Principal business office is 601 Congress Street, Boston, MA 02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, 601 Congress Street, Boston, MA 02210.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of John Hancock Variable Life Insurance Company ("JHVLICO" or the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, JHVLICO and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2007 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2007

                                                                                                       ----------------------
                                                                                                         Manulife Financial
                                                                                                        Corporation (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |-----------------
                                                                                                                  |
                                                                                                                  |
                                                                                                       ----------------------
                                                                                                       The Manufacturers Life
                                                                                                        Insurance Company (1)
                                                                                                              (Canada)
                                                                                                       ----------------------
                                                                                                                  |
                                                                                                                  |
                                                                                                                  |
 -----------------------------------------------------------------------------------------------------------------
|                  |                |                    |         :        |                  |              |
|                  |                |                    |         : 97.74% |                  |              |
|    ------------- |  ------------- |  --------------    |   -------------- |  --------------- |  ----------- |  ----------
|          NAL     |    MFC Global  |     Berkshire      |      Manulife    |      Manulife    |   MFC Global |      MLI
|       Resources  |    Investment  |     Insurance      |      Insurance    --    Holdings    |      Fund    |   Resources
|---   Management  |--  Management  |-- Services Inc.    |     (Thailand)          (Bermuda)    -- Management  --   Inc.
|        Limited   |     (U.S.A.)   |     (Ontario)      |       Public      --     Limited         (Europe)      (Alberta)
|       (Canada)   |      Limited   |                    |       Company    |      (Bermuda)        Limited
|                  |     (Canada)   |                    |       Limited    |                      (England)
|                  |                |                    |     (Thailand)   |
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                  |                |                    |         |        |                          |             :
|                  |                |                    |         |99.9999%|                          |             : 99.91%
|                  |                |                    |         |        |                          |             :
|    ------------- |  ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|       Manulife   |     Manulife   |      Berkshire     |       Manulife   |   Manufacturers      MFC Global     Manulife
|      Securities  |     Holdings   |     Investment     |         Asset    |--  P&C Limited       Investment       Life
|--- International  --  (Alberta)   |--     Group,       |      Management  |    (Barbados)        Management     Insurance
|         Ltd.           Limited    |        Inc.        |      (Thailand)  |                       (Europe)       Company
|       (Canada)        (Alberta)   |     (Ontario)      |       Company    |                       Limited       (Japan)
|                                   |                    |       Limited    |                      (England)
|                                   |                    |     (Thailand)   |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------    -----------    ----------
|                           |       |                    |                  |                                        |
|                           |       |                    |                  |                                        |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|       Manulife         Manulife   |     Berkshire      |      Manulife    |   Manufacturers                    MFC Global
|---     Bank of         Holdings   |--  Securities      |---   (Vietnam)   |       Life                         Investment
|        Canada         (Delaware)  |       Inc.         |       Limited    |--  Reinsurance                     Management
|       (Canada)            LLC     |     (Ontario)      |      (Vietnam)   |      Limited                         (Japan)
|                       (Delaware)  |                    |                  |    (Barbados)                        Limited
|                                   |                    |                  |                                      (Japan)
|    -------------    ------------- |  --------------    |   -------------- |  ---------------                   ----------
|                           |       |                    |          |       |
|                           |       |                    |          |       |
|    -------------    ------------- |  --------------    |   -------------- |  ---------------
|       Manulife           The      |   EIS Services     |      Manulife    |     Manulife
|---     Canada       Manufacturers |     (Bermuda)      |       Vietnam    |   International
|         Ltd.         Investment    --    Limited       |        Fund       --   Holdings
|       (Canada)       Corporation        (Bermuda)      |     Management          Limited
|                      (Michigan)                        |       Company          (Bermuda)
|                                                        |       Limited
|                                                        |      (Vietnam)
|    -------------    -------------    --------------    |   --------------    ---------------
|                           |                            |                            |
|                           |----------------            |                            |----------------
|                           |                |           |                            |                |
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|     First North          John           Manulife       |      Manulife           Manulife        Manulife
|---   American        Hancock Life      Reinsurance     |---  (Singapore)     (International)       Asset
|      Insurance         Insurance         Limited       |      Pte. Ltd.          Limited        Management
|       Company           Company         (Bermuda)      |     (Singapore)        (Bermuda)         (Asia)
|      (Canada)          (U.S.A.)                        |                                          Limited
|                       (Michigan)                       |                                        (Barbados)
|    -------------    -------------    --------------    |   --------------    ---------------    -----------
|                           |                            |                           |                 |
|                   --------| 57%                        |                           | 51%             |
|                  |        |                            |                           |                 |
|    ------------- |  -------------    --------------    |   --------------    ---------------    -----------
|         FNA      |   John Hancock      PT Asuransi     |      Manulife          Manulife-        Manulife
 ---   Financial   |    Investment      Jiwa Manulife    |        Asset           Sinochem           Asset
         Inc.      |    Management        Indonesia   95%|     Management           Life          Management
       (Canada)    |     Services,         (1) (2)   --------  (Singapore)        Insurance       (Hong Kong)
                   |      LLC(3)         (Indonesia)     |        Pte.            Co. Ltd.          Limited
                   |    (Delaware)                       |        Ltd.             (China)        (Hong Kong)
                   |                                     |     (Singapore)
     ------------- |  -------------    --------------    |   --------------    ---------------    -----------
           |       |       /|\               :           |
           |       |        |  38%           :           |
           |       |        |                :           |
     ------------- |  -------------    --------------    |   --------------
       Elliott &   |      John          PT Manulife      |         The
         Page      |  Hancock Life         Aset          |    Manufacturers
        Limited    |    Insurance        Manajemen        ---     Life
       (Ontario)    --   Company         Indonesia            Insurance Co.
                       of New York      (Indonesia)          (Phils.), Inc.
                        (New York)                            (Philippines)
     -------------    -------------    --------------        --------------

----------------------
  Manulife Financial
 Corporation (Canada)
----------------------
           |
           |
           |---------------------------------------
           |                                        |
           |                                        |
----------------------                   ----------------------
The Manufacturers Life                    John Hancock Holdings
 Insurance Company (1)                     (Delaware) LLC (3)
       (Canada)                                (Delaware)
----------------------                   ----------------------
                                                    |
                                                    |
                                         ----------------------
                                         John Hancock Financial
                                             Services, Inc.
                                               (Delaware)
                                         ----------------------
                                                    |
                                                    |
                                                 -------------------------------------------------
                                                |                         |                       |
                                                |                         |                       |
                                         -------------------     -------------------     -------------------
                                            John Hancock             John Hancock            John Hancock
                                           Life Insurance           International        International, Inc.
                                               Company              Holdings, Inc.          (Massachusetts)
                                           (Massachusetts)         (Massachusetts)
                                         -------------------     -------------------     -------------------
                                                |                         |                       |
                                                |                         |                       |
          --------------------------------------|                         | 45.76%                | 50%
         |                                      |                         |                       |
         |        -----------------      -------------------     -------------------     -------------------
         |        PT Asuransi Jiwa            John Hancock        Manulife Insurance        John Hancock
   96.24%|------     John Hancock     --   Subsidiaries LLC       (Malaysia) Berhad          Tianan Life
         |          Indonesia (1)    |         (Delaware)             (Malaysia)          Insurance Company
         |           (Indonesia)     |                                                         (China)
         |        -----------------  |   -------------------     -------------------     -------------------
         |                           |
         |        -----------------  |   -------------------
         |           John Hancock    |       John Hancock
          ------    Variable Life    |--  Financial Network,
                  Insurance Company  |           Inc.
                   (Massachusetts)   |      (Massachusetts)
                  -----------------  |   -------------------
                                     |
                                     |   -------------------
                                     |     Hancock Natural
                                     |--   Resource Group,
                                     |          Inc.
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |       Declaration
                                     |--    Management &
                                     |      Research LLC
                                     |       (Delaware)
                                     |   -------------------
                                     |
                                     |   -------------------
                                     |      The Berkeley
                                      -- Financial Group LLC
                                           (Delaware) (3)
                                         -------------------
                                                  :
                                                  :
                                         -------------------
                                            John Hancock
                                              Funds LLC
                                             (Delaware)
                                         -------------------

(1) The Manufacturers Life Insurance Company holds indirectly the remaining 3.76% of PT Asuransi Jiwa John Hancock Indonesia through PT Asuransi Jiwa Manulife Indonesia.

(2) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(3) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

.....    Indirect Control

----    Direct Control

Prepared by: Corporate Tax
Date:        Revised March 11, 2008

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

ITEM 27. NUMBER OF CONTRACT OWNERS


Outstanding, as of FEBRUARY 29, 2008, were 294 qualified and 599 non-qualified contracts of the series offered hereby.

ITEM 28. INDEMNIFICATION

      Article X of the Amended and Restated By-Laws of the Company, adopted on May 19, 2006, provides as follows:

      The corporation shall, except as hereinafter provided and subject to limitations of the law, indemnify each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or officer of the corporation. Such loss, liability and expense shall include, but not be limited to, judgments, fines, court costs, reasonable attorneys' fees and the cost of reasonable settlements. Such indemnification shall not cover (a) loss, liability or expense imposed or incurred in connection with any item or matter as to which such director or officer shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation or (b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the corporation by vote of the board of directors at a meeting in which no director participates against whom any suit, proceeding or claim on the same or similar grounds is then pending or threatened, or in the event no such vote can be taken, unless, in the opinion of independent counsel selected by or in a manner determined by the board of directors, there is no reasonable ground not to approve such settlement as being in the best interests of the corporation. As part of such action, suit or proceeding or claim in advance of the final disposition thereof upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification hereunder. The foregoing rights of indemnification shall be in addition to any rights to which any director, former director, officer, or former officer, heirs or legal representatives may otherwise be lawfully entitled.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:


      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.


NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, Warren Thomson***, and Karen Walsh*) who have authority to act on behalf of JHD LLC.

      *Principal business office is 601 Congress Street, Boston, MA 02210 **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5 ***Principal business office is 197 Clarendon Street, Boston, MA 02116


(c)   None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All books and records are maintained at 601 Congress Street, Boston MA 02210.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS


      Undertakings Pursuant to Item 32 of Form N-4:


(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.


(d) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended:

      Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of

      1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(e) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940:


      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b), and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 28th day of April 2008.

John Hancock Variable Life Insurance Company
Variable Annuity Account JF
(Registrant)

By:   JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
      (Depositor)

By:   /s/ John D. DesPrez III
       -------------------------
      John D. DesPrez III
      Chairman

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

By:   /s/ John D. DesPrez III
      ------------------------
      John D. DesPrez III
      Chairman

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this 28th day of April 2008.

Signature                          Title


/s/ James R. Boyle                 Director and President
--------------------------------
James R. Boyle                     (Principal Executive Officer)

/s/ Lynne Patterson                Director, VP and Chief Financial Officer
--------------------------------
Lynne Patterson                    (Principal Financial Officer)

/s/ Jeffery Whitehead              Vice President and Controller
--------------------------------
Jeffery Whitehead                  (Principal Accounting Officer)

*                                  Chairman
--------------------------------
John D. DesPrez III

*                                  Director
--------------------------------
Jonathan Chiel

*                                  Director
--------------------------------
Scott Hartz

*                                  Director
--------------------------------
Hugh McHaffie

*                                  Director
--------------------------------
Warren A. Thomson

*/s/ Thomas J. Loftus              Senior Counsel - Annuities
--------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                               INDEX TO EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

Exhibits


Item 24.(B)10(b)    Consent of Independent Registered Public Accounting Firm.

Item 24(B). 10(f)   Powers of attorney for James R. Boyle, Jonathan Chiel, John D. DesPrez, Scott
                    S. Hartz, Hugh McHaffie, Lynne Patterson, and Warren Thomson.